AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2008



                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]



                        POST-EFFECTIVE AMENDMENT NO. 15                     [X]



                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]



                               AMENDMENT NO. 32                             [X]



                        THE NEW ENGLAND VARIABLE ACCOUNT

                           (EXACT NAME OF REGISTRANT)

                       METROPOLITAN LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)


                 200 PARK AVENUE, NEW YORK, NEW YORK 10166
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


James L. Lipscomb, Esq.                   Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Mary E. Thornton, Esquire
200 Park Avenue                           Sutherland Asbill & Brennan LLP
New York, NY 10166                        1275 Pennsylvania Avenue, N.W.
                                          Washington, D.C. 20004-2415



It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485



  [X] on April 28, 2008 pursuant to paragraph (b) of Rule 485



  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts.

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


This registration statement incorporates by reference the supplements dated April 30, 2007 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-11131) on April 18, 2007.


This registration statement incorporates by reference the supplements dated May 1, 2006 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-11131) on April 24, 2006.


This registration statement incorporates by reference the supplements dated May 1, 2005 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-11131) on April 27, 2005.

This registration statement incorporates by reference the supplements dated May 1, 2004 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-11131) on April 29, 2004.

This registration statement incorporates by reference the supplements dated May 1, 2003 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-11131) on April 25, 2003.

This registration statement incorporates by reference the supplements dated May 1, 2002 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-11131) on April 30, 2002.

This registration statement incorporates by reference the supplements dated May 1, 2001 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-11131) on April 26, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000, the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, the supplement dated May 1, 2000 to the prospectus dated May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000.

This registration statement incorporates by reference the prospectus dated April 30, 1999 for the contracts as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999.

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY


                        SUPPLEMENT DATED APRIL 28, 2008

       TO THE PROSPECTUS DATED APRIL 30, 1999 AS ANNUALLY SUPPLEMENTED.

   The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

1. GENERAL TAX TREATMENT OF ANNUITIES

   For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

   Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

   From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

   Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.


   No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.


2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

   A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

   The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

VA-999-04

   When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

   The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

   If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

   A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

   Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

   A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

   Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

   The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

   The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

   The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

   In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

   Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.


   A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.


   The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

   Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

4. A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

   A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

   This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

   An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

   Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

   A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

   Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

   The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

   Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

                              Designated Office:
                         Annuity Administrative Office
                                P.O. Box 14594
                           Des Moines, IA 50306-3594


                        SUPPLEMENT DATED APRIL 28, 2008

      TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).


   This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 28, 2008, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-777-5897.


   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

   If the Owner of a non-qualified annuity Contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the Contract are generally not eligible for tax deferral.

STATE VARIATIONS


   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement, because of state law variations. These differences include free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments and the right to assess transfer fees. This supplement updates certain material information in the prospectus. However, there is also a Contract and endorsements which are separate documents from this supplement. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

CIVIL UNIONS

   Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


                                 EXPENSE TABLE


   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

       Sales Charge Imposed on Purchase Payments................................           None
       Contingent Deferred Sales Charge (as a percentage of Contract Value)      6.5% declining annually--
                                                                                       See Note (1)
       Transfer Fee(2)..........................................................            $10

--------
NOTES:
(1)The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:

                    IF WITHDRAWN DURING CONTRACT YEAR CHARGE
                    --------------------------------- ------
                                    1................  6.5%
                                    2................  6.0%
                                    3................  5.5%
                                    4................  5.0%
                                    5................  4.5%
                                    6................  4.0%
                                    7................  3.5%
                                    8................  3.0%
                                    9................  2.0%
                                   10................  1.0%
                                   11................    0%

(2)Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

                      Administration Contract Charge(1)..... $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                                       AMERICAN FUNDS
                                                                     BOND SUB-ACCOUNT,
                                                                       AMERICAN FUNDS
                                                                       GROWTH-INCOME
                                                                        SUB-ACCOUNT,
                                                                       AMERICAN FUNDS
                                                                    GROWTH SUB-ACCOUNT,
                                                                     AND AMERICAN FUNDS         ALL
                                                                        GLOBAL SMALL           OTHER
                                                                 CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                                                 -------------------------- ------------
       Mortality and Expense Risk Charge(2).....................           1.20%                .95%
                                                                           -----               -----
       Administration Asset Charge..............................            .40%                .40%
                                                                           =====               =====
              Total Variable Account Annual Expenses............           1.60%               1.35%
                                                                           -----               -----

--------
NOTE:
(1)The Administration Contract Charge is not imposed after annuitization.

(2)We are waiving .08% of the Mortality and Expense Risk Charge for the subaccount investing in the BlackRock Large Cap Core Portfolio.

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees,
  distribution (12b-1) fees, and other expenses)..........................................   .29%   1.27%

                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
NET TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES(1)
(expenses that are deducted from Eligible Fund assets, including management fees, distribution (12b-1) fees, and other expenses after any applicable contractual waiver or
  reimbursement arrangement)..............................................................   .28%   1.27%

--------
NOTE:

(1)The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2009, as described in more detail below.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2007, before and after any applicable contractual expense subsidy or expense deferral arrangement:


ANNUAL ELIGIBLE FUND OPERATING EXPENSES (as a percentage of average net assets)(1)




                                             DISTRIBUTION                                   CONTRACTUAL
                                                AND/OR               ACQUIRED      TOTAL    FEE WAIVER    NET TOTAL
                                               SERVICE              FUND FEES     ANNUAL      AND/OR        ANNUAL
                                  MANAGEMENT   (12B-1)     OTHER       AND       OPERATING    EXPENSE     OPERATING
UNDERLYING FUND                      FEE         FEES     EXPENSES EXPENSES/(2)/ EXPENSES  REIMBURSEMENT EXPENSES/(3)/
---------------                   ---------- ------------ -------- ------------  --------- ------------- ------------
AMERICAN FUNDS INSURANCE
  SERIES(R)/(4)/.................
American Funds Bond Fund.........    .40%        .25%       .01%        0%          .66%         0%           .66%
American Funds Global Small
  Capitalization Fund............    .70%        .25%       .03%        0%          .98%         0%           .98%
American Funds Growth Fund.......    .32%        .25%       .01%        0%          .58%         0%           .58%
American Funds Growth-Income
  Fund...........................    .26%        .25%       .01%        0%          .52%         0%           .52%

FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS/(4)/..................
Equity-Income Portfolio..........    .46%          0%       .09%        0%          .55%         0%           .55%
Overseas Portfolio/(5)/..........    .71%          0%       .14%        0%          .85%         0%           .85%

MET INVESTORS SERIES TRUST/(4)/..
BlackRock Large Cap Core
  Portfolio......................    .58%        .25%       .06%        0%          .89%         0%           .89%
Clarion Global Real Estate
  Portfolio......................    .61%        .25%       .04%        0%          .90%         0%           .90%
Harris Oakmark International
  Portfolio......................    .77%        .15%       .08%        0%         1.00%         0%          1.00%
Janus Forty Portfolio............    .65%        .25%       .06%        0%          .96%         0%           .96%
Lazard Mid Cap Portfolio.........    .69%        .25%       .06%        0%         1.00%         0%          1.00%
Legg Mason Partners Aggressive
  Growth Portfolio...............    .62%        .25%       .05%        0%         0.92%         0%           .92%
Legg Mason Value Equity
  Portfolio......................    .63%          0%       .04%        0%         0.67%         0%           .67%
Lord Abbett Bond Debenture
  Portfolio......................    .49%        .25%       .04%        0%          .78%         0%           .78%
Met/AIM Small Cap Growth
  Portfolio......................    .86%        .25%       .06%        0%         1.17%         0%          1.17%
MFS(R) Research International
  Portfolio......................    .70%        .25%       .09%        0%         1.04%         0%          1.04%
Oppenheimer Capital Appreciation
  Portfolio......................    .58%        .25%       .06%        0%          .89%         0%           .89%
PIMCO Inflation Protected Bond
  Portfolio......................    .50%        .25%       .05%        0%          .80%         0%           .80%
PIMCO Total Return Portfolio/(6)/    .48%        .25%       .04%        0%          .77%         0%           .77%
RCM Technology Portfolio.........    .88%        .25%       .14%        0%         1.27%         0%          1.27%
T. Rowe Price Mid Cap Growth
  Portfolio......................    .75%        .25%       .05%        0%         1.05%         0%          1.05%

                                                 DISTRIBUTION                                   CONTRACTUAL
                                                    AND/OR               ACQUIRED      TOTAL    FEE WAIVER    NET TOTAL
                                                   SERVICE              FUND FEES     ANNUAL      AND/OR        ANNUAL
                                      MANAGEMENT   (12B-1)     OTHER       AND       OPERATING    EXPENSE     OPERATING
UNDERLYING FUND                          FEE         FEES     EXPENSES EXPENSES/(2)/ EXPENSES  REIMBURSEMENT EXPENSES/(3)/
---------------                       ---------- ------------ -------- ------------  --------- ------------- ------------
METROPOLITAN SERIES FUND, INC./(4)/
BlackRock Aggressive Growth
  Portfolio..........................    .71%        .25%       .05%         0%        1.01%          0%         1.01%
BlackRock Bond Income
  Portfolio/(7)/.....................    .38%          0%       .06%         0%         .44%        .01%          .43%
BlackRock Diversified Portfolio......    .44%        .25%       .06%         0%         .75%          0%          .75%
BlackRock Large Cap Value
  Portfolio..........................    .68%        .15%       .06%         0%         .89%          0%          .89%
BlackRock Legacy Large Cap
  Growth Portfolio...................    .73%          0%       .06%         0%         .79%          0%          .79%
BlackRock Money Market
  Portfolio/(8)/.....................    .33%          0%       .07%         0%         .40%        .01%          .39%
BlackRock Strategic Value
  Portfolio..........................    .82%          0%       .06%         0%         .88%          0%          .88%
Davis Venture Value Portfolio........    .69%          0%       .04%         0%         .73%          0%          .73%
FI Large Cap Portfolio...............    .77%        .25%       .07%         0%        1.09%          0%         1.09%
FI Mid Cap Opportunities
  Portfolio..........................    .68%        .25%       .05%         0%         .98%          0%          .98%
FI Value Leaders Portfolio...........    .64%          0%       .07%         0%         .71%          0%          .71%
Franklin Templeton Small Cap
  Growth Portfolio...................    .90%        .25%       .11%         0%        1.26%          0%         1.26%
Harris Oakmark Focused Value
  Portfolio..........................    .72%          0%       .04%         0%         .76%          0%          .76%
Jennison Growth Portfolio............    .63%          0%       .04%         0%         .67%          0%          .67%
Julius Baer International Stock
  Portfolio/(9)/.....................    .84%          0%       .12%         0%         .96%        .04%          .92%
Lehman Brothers(R) Aggregate Bond
  Index Portfolio/(10)/..............    .25%        .25%       .05%         0%         .55%        .01%          .54%
Loomis Sayles Small Cap
  Portfolio/(11)/....................    .90%          0%       .05%         0%         .95%        .05%          .90%
MetLife Mid Cap Stock Index
  Portfolio /(17)/...................    .25%        .25%       .07%       .01%         .58%        .01%          .57%
MetLife Stock Index Portfolio --
  Class A/(12)(17)/..................    .25%          0%       .04%         0%         .29%        .01%          .28%
MetLife Stock Index Portfolio --
  Class B/(13)(17)/..................    .25%        .25%       .04%         0%         .54%        .01%          .53%
MFS(R) Total Return Portfolio --
  Class A/(14)/......................    .53%          0%       .05%         0%         .58%          0%          .58%
MFS(R) Total Return Portfolio --
  Class E/(14)/......................    .53%        .15%       .05%         0%         .73%          0%          .73%
MFS(R) Value Portfolio/(15)/.........    .72%        .15%       .05%         0%         .92%        .07%          .85%
Morgan Stanley EAFE(R) Index
  Portfolio/(16)/....................    .30%        .25%       .12%       .01%         .68%        .01%          .67%
Neuberger Berman Mid Cap Value
  Portfolio..........................    .64%        .25%       .05%         0%         .94%          0%          .94%
Oppenheimer Global Equity
  Portfolio..........................    .51%        .25%       .10%         0%         .86%          0%          .86%
Russell 2000(R) Index Portfolio/(17)/    .25%        .25%       .07%       .01%         .58%        .01%          .57%

                                               DISTRIBUTION                                   CONTRACTUAL
                                                  AND/OR               ACQUIRED      TOTAL    FEE WAIVER    NET TOTAL
                                                 SERVICE              FUND FEES     ANNUAL      AND/OR        ANNUAL
                                    MANAGEMENT   (12B-1)     OTHER       AND       OPERATING    EXPENSE     OPERATING
UNDERLYING FUND                        FEE         FEES     EXPENSES EXPENSES/(2)/ EXPENSES  REIMBURSEMENT EXPENSES/(3)/
---------------                     ---------- ------------ -------- ------------  --------- ------------- ------------
T. Rowe Price Large Cap Growth
  Portfolio........................    .60%        .25%       .07%         0%         .92%          0%          .92%
T. Rowe Price Small Cap Growth
  Portfolio........................    .51%        .25%       .08%         0%         .84%          0%          .84%
Western Asset Management
  Strategic Bond Opportunities
  Portfolio........................    .61%          0%       .05%         0%         .66%          0%          .66%
Western Asset Management U.S.
  Government Portfolio.............    .49%          0%       .05%         0%         .54%          0%          .54%
Zenith Equity Portfolio/(18)/......      0%          0%       .01%       .70%         .71%          0%          .71%

METROPOLITAN FUND-ASSET
  ALLOCATION PORTFOLIOS/(4)/.......
MetLife Conservative Allocation
  Portfolio/(19)(20)/..............    .10%        .25%       .05%       .59%         .99%        .05%          .94%
MetLife Conservative to Moderate
  Allocation Portfolio/(19)(20)/...    .10%        .25%       .01%       .64%        1.00%        .01%          .99%
MetLife Moderate Allocation
  Portfolio/(19)(20)/..............    .08%        .25%       .01%       .67%        1.01%          0%         1.01%
MetLife Moderate to Aggressive
  Allocation Portfolio/(19)(20)/...    .08%        .25%       .01%       .70%        1.04%          0%         1.04%
MetLife Aggressive Allocation
  Portfolio/(19)(20)/..............    .10%        .25%       .04%       .73%        1.12%        .04%         1.08%

MET INVESTORS SERIES TRUST-ETF
  PORTFOLIOS/(4)/..................
Cyclical Growth and Income ETF
  Portfolio/(21)/..................    .45%        .25%       .09%       .23%        1.02%          0%         1.02%
Cyclical Growth ETF Portfolio/(21)/    .45%        .25%       .08%       .24%        1.02%          0%         1.02%

--------

/(1)/The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.
/(2)/Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
/(3)/Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus Supplement; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/(4)/Our Affiliate, Metlife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund, including the Metropolitan Fund Asset Allocation Portfolios. Our Affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series. Fidelity Management & Research Company is the investment adviser to the Portfolios of the Variable Insurance Products Fund.
/(5)/Effective April 28, 2008, the Fidelity VIP Overseas Portfolio is no longer available for allocations of new purchase payments or transfer of Contract Value (excluding existing rebalancing and dollar cost averaging programs in existence at the time of closing).
/(6)/The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.

/(7)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.325% for the amounts over $1 billion but less than $2 billion.
/(8)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
/(9)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.
/(10)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.
/(11)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.05%.
/(12)/For Contracts issued prior to May 1, 1995, the MetLife Stock Index
      Portfolio Class A is available. Class A shares of MetLife Stock Index Portfolio were substituted for the Westpeak Stock Index Series on April 27, 2001.
/(13)/For Contracts issued on and after May 1, 1995, the MetLife Stock Index
      Portfolio Class B is available during the accumulation phase and the MetLife Stock Portfolio Class A is available during the annuity phase.
/(14)/For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio
      Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase and the MFS Total Return Portfolio Class A is available during the annuity phase.
/(15)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
/(16)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.
/(17)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.
/(18)/This Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Fund the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
/(19)/This Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Fund and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
/(20)/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 29, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerages costs, taxes, interest and any extraordinary expenses to 0.35%.
/(21)/The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLE

   The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

   The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
    (a).....................................  $873  $1,372  $1,888   $3,150
    (b).....................................  $779  $1,086  $1,047   $2,149


    (2)If you do NOT surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):


                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
    (a).....................................  $275   $844   $1,437   $3,038
    (b).....................................  $175   $542   $  933   $2,025


   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:

(1)The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.073% has been used. (See Note (1) to the first table on p. A-3.)


(2)The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)

--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-33).


                                  THE COMPANY

   The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers.

   New England Life Insurance Company ('NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO is located at 501 Boylston Street, Boston, Massachusetts 02116. The Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below, is Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

   The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

AMERICAN FUNDS BOND FUND

   The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


   The American Funds Global Small Capitalization Fund's investment objective is capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


   The American Funds Growth Fund's investment objective is capital appreciation through stocks.


AMERICAN FUNDS GROWTH-INCOME FUND


   The American Funds Growth-Income Fund's Investment objective is both capital appreciation and income.


FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO


   The VIP Equity-Income Portfolio's investment objective is reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500(R)).


FIDELITY(R) VIP OVERSEAS PORTFOLIO


   The VIP Overseas Portfolio's investment objective is long-term growth of capital.

   Effective April 28, 2008, the Fidelity VIP Overseas Portfolio is no longer available for allocations of new purchase payments or transfer of Contract Value (excluding existing rebalancing and dollar cost averaging programs in existance at the time of closing).

   We intend to substitute the MFS(R) Research International Portfolio (Class
A) of the Met Investors Series Trust for the Fidelity(R) VIP Overseas Portfolio (Initial Class) once we receive necessary approvals. We anticipate these substitutions will occur on or about November 10, 2008. Please see the notice under "Additional Information Regarding Underlying Funds."

BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

   The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

BLACKROCK BOND INCOME PORTFOLIO

   The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

BLACKROCK DIVERSIFIED PORTFOLIO

   The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.


BLACKROCK LARGE CAP CORE PORTFOLIO

   The BlackRock Large Cap Core Portfolio's investment objective is long-term capital growth.


BLACKROCK LARGE CAP VALUE PORTFOLIO

   The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

   The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO

   The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

   During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

BLACKROCK STRATEGIC VALUE PORTFOLIO

   The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.


CLARION GLOBAL REAL ESTATE PORTFOLIO (FORMERLY NEUBERGER BERMAN REAL ESTATE PORTFOLIO)

   The Clarion Global Real Estate Portfolio's investment objective is total return through investment in real estate securities, emphasizing both capital appreciation and current income.


DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is growth of capital.



FI LARGE CAP PORTFOLIO

   The FI Large Cap Portfolio's investment objective is long-term growth of capital.

FI MID CAP OPPORTUNITIES PORTFOLIO

   The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

FI VALUE LEADERS PORTFOLIO

   The FI Value Leaders Portfolio's investment objective is long-term growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

   The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

   The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO


   The Harris Oakmark International Portfolio's investment objective is long-term capital appreciation.


JANUS FORTY PORTFOLIO

   The Janus Forty Portfolio's investment objective is capital appreciation.

JENNISON GROWTH PORTFOLIO

   The Jennison Growth Portfolio's investment objective is long-term growth of capital.


JULIUS BAER INTERNATIONAL STOCK PORTFOLIO (FORMERLY FI INTERNATIONAL STOCK PORTFOLIO)

   The Julius Baer International Stock Portfolio's investment objective is long-term growth of capital.

LAZARD MID CAP PORTFOLIO

   The Lazard Mid Cap Portfolio's investment objective is long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


   The Legg Mason Partners Aggressive Growth Portfolio's investment objective is capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO


   The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.


LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO

   The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.

LOOMIS SAYLES SMALL CAP PORTFOLIO

   The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

LORD ABBETT BOND DEBENTURE PORTFOLIO


   The Lord Abbett Bond Debenture Portfolio's investment objective is high current income and the opportunity for capital appreciation to produce a high total return.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

   The MFS(R) Research International Portfolio's investment objective is capital appreciation.

MFS(R) TOTAL RETURN PORTFOLIO

   The MFS(R) Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS E IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE MFS TOTAL RETURN PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-5) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.


MFS(R) VALUE PORTFOLIO (FORMERLY HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO)

   The MFS(R) Value Portfolio's investment objective is capital appreciation and reasonable income.


MET/AIM SMALL CAP GROWTH PORTFOLIO

   The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

METLIFE MID CAP STOCK INDEX PORTFOLIO

   The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

METLIFE STOCK INDEX PORTFOLIO

   The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS B IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-5) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.

MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

   The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

   The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.



OPPENHEIMER GLOBAL EQUITY PORTFOLIO

   The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

   The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

   The PIMCO Inflation Protected Bond Portfolio's investment objective is maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


   The PIMCO Total Return Portfolio's investment objective is maximum total return, consistent with the preservation of capital and prudent investment management.

RCM TECHNOLOGY PORTFOLIO

   The RCM Technology Portfolio's investment objective is capital appreciation, no consideration is given to income.


RUSSELL 2000(R) INDEX PORTFOLIO

   The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

   The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO

   The T. Rowe Price Mid Cap Growth Portfolio's investment objective is long-term growth of capital.


T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

   The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

   The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

   The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

ZENITH EQUITY PORTFOLIO

   The Zenith Equity Portfolio's investment objective is long-term capital appreciation.

                          ASSET ALLOCATION PORTFOLIOS

METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

   The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE MODERATE ALLOCATION PORTFOLIO

   The MetLife Moderate Allocation Portfolio's investment objective is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

                       EXCHANGE TRADED FUNDS PORTFOLIOS

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

   The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.

CYCLICAL GROWTH ETF PORTFOLIO

   The Cyclical Growth ETF Portfolio's investment objective is growth of capital.

INVESTMENT ADVICE

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


Portfolio                               Subadviser
---------                               ----------
BlackRock Aggressive Growth             BlackRock Advisors, LLC
BlackRock Bond Income                   BlackRock Advisors, LLC
BlackRock Diversified                   BlackRock Advisors, LLC
BlackRock Large Cap Value               BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth       BlackRock Advisors, LLC
BlackRock Money Market                  BlackRock Advisors, LLC
BlackRock Strategic Value               BlackRock Advisors, LLC
Davis Venture Value                     Davis Selected Advisers, L.P./(1)/
Julius Baer International Stock         Julius Baer Investment Management LLC/(2)/
FI Large Cap                            Pyramis Global Advisors, LLC/(3)/
FI Mid Cap Opportunities                Pyramis Global Advisors, LLC/(3)/
FI Value Leaders                        Pyramis Global Advisors, LLC/(3)/
Franklin Templeton Small Cap Growth     Franklin Advisers, Inc.
Harris Oakmark Focused Value            Harris Associates L.P.
Jennison Growth                         Jennison Associates LLC
Lehman Brothers(R) Aggregate Bond Index MetLife Investment Advisors Company, LLC
Loomis Sayles Small Cap                 Loomis, Sayles & Company, L.P.

Portfolio                                             Subadviser
---------                                             ----------
MFS(R) Total Return                                   Massachusetts Financial Services Company
MFS(R) Value/(4)/                                     Massachusetts Financial Services Company/(4)/
MetLife Mid Cap Stock Index                           MetLife Investment Advisors Company, LLC
MetLife Stock Index                                   MetLife Investment Advisors Company, LLC
Morgan Stanley EAFE(R) Index                          MetLife Investment Advisors Company, LLC
Neuberger Berman Mid Cap Value                        Neuberger Berman Management, Inc.
Oppenheimer Global Equity                             OppenheimerFunds, Inc.
Russell 2000(R) Index                                 MetLife Investment Advisors Company, LLC
T. Rowe Price Large Cap Growth                        T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth                        T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Western Asset Management Company
Western Asset Management U.S. Government              Western Asset Management Company
Zenith Equity/(4)/                                    N/A/(5)/
MetLife Aggressive Allocation/(5)/                    N/A/(6)/
MetLife Conservative Allocation/(5)/                  N/A/(6)/
MetLife Conservative to Moderate Allocation/(5)/      N/A/(6)/
MetLife Moderate Allocation/(5)/                      N/A/(6)/
MetLife Moderate to Aggressive Allocation/(5)/        N/A/(6)/

--------

/(1)/Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY. Inc., a wholly-owned subsidiary.

/(2)/Effective January 7, 2008, the FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio and Julius Bear Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

/(3)/Effective April 28, 2008, Pyramis Global Advisors, LLC replaced Fidelity
    Management & Research Company as subadviser.

/(4)/Effective January 7, 2008, the Harris Oakmark Large Cap Value Portfolio changed its name to MFS(R) Value Portfolio and Massachusetts Financial Services Company replaced Harris Associates L.P. as subadviser.

/(5)/The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio has its own operating expenses and bears its pro rata portion of the operating expenses of the Underlying Portfolios including the management fee. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of investing in the Zenith Equity Portfolio.

/(6)/Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative
    Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. Although there is no subadviser, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying portfolio has its own subadviser.


   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


   Met Investors Advisory LLC is an affiliate of the Company and is the Manager (I.E. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (I.E. subadviser).



  Portfolio                       Adviser (Subadviser)
  ---------                       --------------------
  BlackRock Large Cap Core        BlackRock Advisors, LLC
  Clarion Global Real Estate/(1)/ ING Clarion Real Estate Services, L.P./(1)/
  Harris Oakmark International    Harris Associates L.P.
  Janus Forty Portfolio           Janus Capital Management LLC

Portfolio                             Adviser (Subadviser)
---------                             --------------------
Lazard Mid Cap                        Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth ClearBridge Advisors, LLC/(3)/
Legg Mason Value Equity               Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture            Lord, Abbett & Co. LLC
MFS(R) Research International         Massachusetts Financial Services Company
Met/AIM Small Cap Growth              Invesco Aim Capital Management, Inc./(2)/
Oppenheimer Capital Appreciation      OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond        Pacific Investment Management Company LLC
PIMCO Total Return                    Pacific Investment Management Company LLC
RCM Technology                        RCM Capital Management LLC
T. Rowe Price Mid Cap Growth          T. Rowe Price Associates, Inc.
Cyclical Growth and Income ETF        Gallatin Asset Management, Inc.
Cyclical Growth ETF                   Gallatin Asset Management, Inc.

--------

/(1)/Effective April 28, 2008, Neuberger Berman Real Estate Portfolio changed its name to Clarion Global Real Estate Portfolio and ING Clarion Real Estate Services, L.P. replaced Neuberger Berman Management Inc. as subadviser.
/(2)/Effective March 31, 2008, Aim Capital Management, Inc. changed its name to
     Invesco Aim Capital Management, Inc.


   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Fidelity Management & Research Company is the investment manager for the portfolios of the Variable Insurance Products Fund.

   For more information about the investment manager see the Variable Insurance Products fund prospectus attached at the end of this prospectus and its Statement of Additional Information which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

   You can also get information about the Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

   An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to Eligible Funds and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the

Contracts and may pay us and/or certain of our affiliate's amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.) Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


   We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment Firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.


   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

   WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


    . For the Metropolitan Fund we offer Class A shares of the BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, Julius Baer International Stock, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS(R) Total Return (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), MetLife Stock Index (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), Western Asset Management

       Strategic Bond Opportunities, Western Asset Management U.S. Government and Zenith Equity Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap Portfolio, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts issued after May 1, 1995 in the accumulation phase), Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS(R) Value, BlackRock Large Cap Value and MFS Total Return (for Contracts issued on or after May 1, 1995 in the accumulation phase) Portfolios.


    . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio, which is Class E and the Legg Mason Value Equity, which is Class A.

    .  For the American Funds Insurance Series, we offer Class 2 shares only.


    . For Fidelity(R) Variable Insurance Products, we offer Initial Class only. Effective April 28, 2008, the Fidelity VIP Overseas Portfolio is no longer available for allocations of new purchase payments or transfer of Contract Value (excluding existing rebalancing and dollar cost averaging programs in existance at the time of closing).


   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

TRANSFER PRIVILEGE

--GENERAL

   The Company currently allows an unlimited number of free transfers per Contract Year prior to annuitization. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. After variable annuity payments have commenced, we reserve the right to restrict your transfers to one per Contract year. Currently, we do not impose this limit. The Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request, by telephone or by fax.

   We reserve the right to restrict transfers out of the Fixed Account with respect to timing, frequency and amount. Currently, we are not imposing these limits but we may reimpose them at any time.

--MARKET TIMING

   Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, Clarion Global Real Estate Portfolio, Julius Baer International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, VIP Overseas Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


   We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

   AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

   Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m.

   Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

   The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

   In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.



PURCHASE PAYMENTS


    . If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


SUSPENSION OF PAYMENTS

   We will normally pay withdrawal or loan proceeds within seven days after receipt of a request at our Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts and the Fixed Account when permitted under applicable federal laws, rules and regulations. Current Federal law permits such suspension or postponement if; (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets, or; (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

   Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any requests for withdrawals, surrenders, loan, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your Contract to government regulators.

   We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


CONTINGENT DEFERRED SALES CHARGE

   A Contingent Deferred Sales Charge will be imposed in the event of certain partial and full surrenders (including surrenders pursuant to a request to divide the assets of the Contract due to divorce) and applications of proceeds to certain payment options prior to the Maturity Date.


REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

   Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

    . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

    .  Through your Registered Representative

    . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594; or

    .  By fax (515) 457-4301

    . For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.

   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

   All other requests must be in written form, satisfactory to us. We may allow for a withdrawal, transfer, or reallocation over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

   Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

   A recording of daily unit values is available by calling 1-800-333-2501.

                               ANNUITY PAYMENTS

   By the time the Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.


   During the Annuity Period, the following sub-accounts are currently not available: MFS Total Return (Class E), BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Clarion Global Real Estate, Oppenheimer Capital appreciation, FI Large Cap, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth & Income ETF, Cyclical Growth ETF, American Funds Bond and PIMCO Inflation Protected Bond Sub-accounts. For information regarding the impact of Sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT be purchased for use with such plans.

   For any tax qualified account (E.G. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

   A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

   Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

   OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   It is conceivable that the charges for certain benefits such as the guaranteed death benefit could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

   In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    .  made on or after the taxpayer reaches age 59 1/2;

    .  made on or after the death of an Owner;

    .  attributable to the taxpayer's becoming disabled;

    . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

    . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

   Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

   In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

   The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

   Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 591/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 591/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 591/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

   FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The Contract may provide death benefits that could exceed the greater of premiums paid or the Contract Value. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules.


   THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


   SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59-1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


   ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59-1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   Recently, the IRS announced new regulations affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

   In consideration of these regulations, we have determined to only make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

   If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments.


   HURRICANE RELIEF. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

   To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

   LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

   SECTION 457(B) PLAN. An eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

   LOANS. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

   OTHER TAX ISSUES. Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

   Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

   Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

   TAX CREDITS AND DEDUCTIONS. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

   COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

    . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

    . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

    . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

   GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes they may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

   We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

   Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

   We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

   We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

   The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


   New England Securities Corporation, the Distributor, is a member of the Financial Industry Regulatory Authority (FINRA). The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. An investor brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


                               LEGAL PROCEEDINGS

   In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

   It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of New England Securities Corporation to perform its contract with the Variable Account or of MetLife to meet its obligations under the Contracts.


           ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS NOTICE

   NOTE: ON OR ABOUT NOVEMBER 10, 2008, THE COMPANY INTENDS TO REMOVE A CERTAIN VARIABLE INVESTMENT OPTION ("EXISTING FUND") AND SUBSTITUTE A NEW OPTION ("REPLACEMENT FUND") AS SHOWN BELOW.

   The Company believes that the proposed substitution is in the best interest of Contract Owners. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitution, and it will have no tax consequences for you. To the extent required by law, approval of the proposed substitution will have been obtained from the SEC and state insurance regulators in certain jurisdictions.

   The proposed substitution and respective adviser and/or sub-adviser for the portfolios are:



             EXISTING FUND AND CURRENT
             ADVISER (WITH CURRENT      REPLACEMENT FUND AND
             SUB-ADVISER AS NOTED)      SUB-ADVISER
             -------------------------  -------------------------
             Fidelity(R) Variable       Met Investors Series
             Insurance Products--VIP    Trust--MFS(R) Research
             Overseas Portfolio         International Portfolio
             (Initial Class)            (Class A)
             Fidelity Management &      Massachusetts Financial
             Research                   Services Company
             Company (Fidelity
             International Investment
             Advisers,
             Fidelity International
             Investment Advisors (UK)
             Limited, Fidelity
             Management & Research
             (U.K.) Inc., Fidelity
             Research & Analysis
             Company, FMR Co., Inc.
             and Fidelity Investments
             Japan Limited)

Please note that:

  . No action is required on your part at this time. You will not need to file a new election or take any immediate action.

  . The elections you have on file for allocating your Contract Value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

  . You may transfer amounts in your Contract among the Eligible Funds and the fixed Account as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract Owners or agents of Contract Owners.

  . If you make one transfer from the Existing Fund into one or more other Eligible Fund before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

  . On the effective date of the substitution, your Contract Value in the Eligible Fund will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

  .  There will be no tax consequences to you.

   In connection with the substitution, we will send you a prospectus for Met Investors Series Trust, as well as notice of the actual date of the substitution and confirmation of transfer.

                             FINANCIAL STATEMENTS

   Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   Set forth below are accumulation unit values through December 31, 2007 for each Sub-account of The New England Variable Account.



                                                1.35% VARIABLE ACCOUNT CHARGE
                                       ------------------------------------------------
                                                                         NUMBER OF
                                       ACCUMULATION                  ACCUMULATION UNITS
                                        UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                       AT BEGINNING    UNIT VALUE      END OF PERIOD
                                        OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                       ------------ ---------------- ------------------
Fidelity VIP Equity-Income Sub-Account
   10/1/1993* to 12/31/1993...........    1.980          1.992            5,649,743
   1/1/1994 to 12/31/1994.............    1.992          2.104           25,852,849
   1/1/1995 to 12/31/1995.............    2.104          2.804           38,010,655
   1/1/1996 to 12/31/1996.............    2.804          3.162           44,037,798
   1/1/1997 to 12/31/1997.............    3.162          3.996           45,104,192
   1/1/1998 to 12/31/1998.............    3.996          4.401           42,926,506
   1/1/1999 to 12/31/1999.............    4.401          4.617           37,676,846
   1/1/2000 to 12/31/2000.............    4.617          4.939           28,617,928
   1/1/2001 to 12/31/2001.............    4.939          4.631           24,545,075
   1/1/2002 to 12/31/2002.............    4.631          3.794           19,947,966
   1/1/2003 to 12/31/2003.............    3.794          4.879           16,865,067
   1/1/2004 to 12/31/2004.............    4.879          5.368           13,982,830
   1/1/2005 to 12/31/2005.............    5.368          5.607           11,401,848
   1/1/2006 to 12/31/2006.............    5.607          6.649            9,106,833
   1/1/2007 to 12/31/2007.............    6.649          6.660            6,818,806
Fidelity VIP Overseas Sub-Account
   10/1/1993* to 12/31/1993...........    1.458          1.532           10,878,551
   1/1/1994 to 12/31/1994.............    1.532          1.538           43,034,544
   1/1/1995 to 12/31/1995.............    1.538          1.664           41,273,183
   1/1/1996 to 12/31/1996.............    1.664          1.859           44,846,316
   1/1/1997 to 12/31/1997.............    1.859          2.046           45,289,247
   1/1/1998 to 12/31/1998.............    2.046          2.276           40,546,153
   1/1/1999 to 12/31/1999.............    2.276          3.202           36,251,177
   1/1/2000 to 12/31/2000.............    3.202          2.556           33,830,970
   1/1/2001 to 12/31/2001.............    2.556          1.987           26,663,772
   1/1/2002 to 12/31/2002.............    1.987          1.563           21,187,678
   1/1/2003 to 12/31/2003.............    1.563          2.211           17,591,860
   1/1/2004 to 12/31/2004.............    2.211          2.479           14,387,457
   1/1/2005 to 12/31/2005.............    2.479          2.911           11,693,540
   1/1/2006 to 12/31/2006.............    2.911          3.392            9,241,542
   1/1/2007 to 12/31/2007.............    3.392          3.925            7,439,815


--------
*  Date these Sub-accounts were first available.

                                                                                 NUMBER OF
                                               ACCUMULATION                  ACCUMULATION UNITS
                                                UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                               AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                               ------------ ---------------- ------------------
BlackRock Aggressive Growth Sub-Account
   5/1/2004* to 12/31/2004....................     33.837         37.527              1,917
   1/1/2005 to 12/31/2005.....................     37.527         40.888              2,225
   1/1/2006 to 12/31/2006.....................     40.888         42.951              1,679
   1/1/2007 to 12/31/2007.....................     42.951         50.946              3,918
BlackRock Bond Income Sub-Account
   10/5/1988* to 12/31/1988...................      1.631          1.634            299,002
   1/1/1989 to 12/31/1989.....................      1.634          1.810          4,287,540
   1/1/1990 to 12/31/1990.....................      1.810          1.930         10,139,527
   1/1/1991 to 12/31/1991.....................      1.930          2.247         17,797,335
   1/1/1992 to 12/31/1992.....................      2.247          2.398         28,871,719
   1/1/1993 to 12/31/1993.....................      2.398          2.664         41,939,487
   1/1/1994 to 12/31/1994.....................      2.664          2.540         41,657,182
   1/1/1995 to 12/31/1995.....................      2.540          3.037         42,231,987
   1/1/1996 to 12/31/1996.....................      3.037          3.134         41,138,874
   1/1/1997 to 12/31/1997.....................      3.134          3.429         37,260,367
   1/1/1998 to 12/31/1998.....................      3.429          3.689         38,630,894
   1/1/1999 to 12/31/1999.....................      3.689          3.622         32,707,422
   1/1/2000 to 12/31/2000.....................      3.622          3.865         25,348,903
   1/1/2001 to 12/31/2001.....................      3.865          4.149         25,107,756
   1/1/2002 to 12/31/2002.....................      4.149          4.439         21,965,782
   1/1/2003 to 12/31/2003.....................      4.439          4.636         17,110,556
   1/1/2004 to 12/31/2004.....................      4.636          4.776         13,806,056
   1/1/2005 to 12/31/2005.....................      4.776          4.826         11,248,007
   1/1/2006 to 12/31/2006.....................      4.826          4.972          8,289,225
   1/1/2007 to 12/31/2007.....................      4.972          5.213          6,912,297
BlackRock Diversified Sub-Account
   5/1/2004* to 12/31/2004....................     35.648         38.475              3,077
   1/1/2005 to 12/31/2005.....................     38.475         39.030                846
   1/1/2006 to 12/31/2006.....................     39.030         42.454              1,423
   1/1/2007 to 12/31/2007.....................     42.454         44.234              4,028
BlackRock Large Cap Core Sub-Account (Class B)
   4/30/2007* to 12/31/2007...................   7.903839       7.974359             39,929
BlackRock Large Cap Sub-Account/(14)/
   5/1/2001* to 12/31/2001....................      7.438          6.526             31,594
   1/1/2002 to 12/31/2002.....................      6.526          4.746             39,946
   1/1/2003 to 12/31/2003.....................      4.746          6.083             80,379
   1/1/2004 to 12/31/2004.....................      6.083          6.637             65,779
   1/1/2005 to 12/31/2005.....................      6.637          6.766             70,894
   1/1/2006 to 12/31/2006.....................      6.766          7.599             50,579
   1/1/2007 to 4/27/2007......................      7.599          7.970                  0
BlackRock Large Cap Value Sub-Account
   5/1/2002* to 12/31/2002....................      1.000          0.793             73,924
   1/1/2003 to 12/31/2003.....................      0.793          1.059            374,652
   1/1/2004 to 12/31/2004.....................      1.059          1.184            813,927
   1/1/2005 to 12/31/2005.....................      1.184          1.235            722,685
   1/1/2006 to 12/31/2006.....................      1.235          1.452            925,880
   1/1/2007 to 12/31/2007.....................      1.452          1.479            838,835


--------
*  Date these Sub-accounts were first available.

                                                                                  NUMBER OF
                                                ACCUMULATION                  ACCUMULATION UNITS
                                                 UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                 OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                ------------ ---------------- ------------------
BlackRock Legacy Large Cap Growth Sub-Account
   10/31/1994* to 12/31/1994.................       1.000          0.956           1,857,319
   1/1/1995 to 12/31/1995....................       0.956          1.402          24,163,685
   1/1/1996 to 12/31/1996....................       1.402          1.566          40,025,594
   1/1/1997 to 12/31/1997....................       1.566          1.941          44,518,891
   1/1/1998 to 12/31/1998....................       1.941          2.829          49,255,773
   1/1/1999 to 12/31/1999....................       2.829          3.744          60,072,709
   1/1/2000 to 12/31/2000....................       3.744          3.189          64,809,207
   1/1/2001 to 12/31/2001....................       3.189          2.767          53,583,938
   1/1/2002 to 12/31/2002....................       2.767          1.825          40,343,771
   1/1/2003 to 12/31/2003....................       1.825          2.433          32,774,920
   1/1/2004 to 12/31/2004....................       2.433          2.612          26,001,425
   1/1/2005 to 12/31/2005....................       2.612          2.757          20,745,322
   1/1/2006 to 12/31/2006....................       2.757          2.833          15,541,248
   1/1/2007 to 12/31/2007....................       2.833          3.318          11,489,750
BlackRock Money Market Sub-Account
   9/29/1988* to 12/31/1988..................       1.384          1.408             915,605
   1/1/1989 to 12/31/1989....................       1.408          1.518                   0
   1/1/1990 to 12/31/1990....................       1.518          1.620          21,629,006
   1/1/1991 to 12/31/1991....................       1.620          1.697          26,332,938
   1/1/1992 to 12/31/1992....................       1.697          1.738          26,759,532
   1/1/1993 to 12/31/1993....................       1.738          1.766          25,016,975
   1/1/1994 to 12/31/1994....................       1.766          1.811          30,220,356
   1/1/1995 to 12/31/1995....................       1.811          1.889          33,015,018
   1/1/1996 to 12/31/1996....................       1.889          1.959          33,412,517
   1/1/1997 to 12/31/1997....................       1.959          2.036          26,785,902
   1/1/1998 to 12/31/1998....................       2.036          2.114          33,716,959
   1/1/1999 to 12/31/1999....................       2.114          2.190          36,481,209
   1/1/2000 to 12/31/2000....................       2.190          2.295          31,587,553
   1/1/2001 to 12/31/2001....................       2.295          2.353          29,851,477
   1/1/2002 to 12/31/2002....................       2.353          2.355          29,978,273
   1/1/2003 to 12/31/2003....................       2.355          2.342          18,712,117
   1/1/2004 to 12/31/2004....................       2.342          2.333          13,448,596
   1/1/2005 to 12/31/2005....................       2.333          2.369          11,440,636
   1/1/2006 to 12/31/2006....................       2.369          2.449           9,821,354
   1/1/2007 to 12/31/2007....................       2.449          2.539           8,598,465
BlackRock Strategic Value Sub-Account
   1/22/2001* to 12/31/2001..................       1.234          1.401          11,264,904
   1/1/2002 to 12/31/2002....................       1.401          1.087          13,358,433
   1/1/2003 to 12/31/2003....................       1.087          1.611          12,946,787
   1/1/2004 to 12/31/2004....................       1.611          1.833          12,076,094
   1/1/2005 to 12/31/2005....................       1.833          1.884           9,355,903
   1/1/2006 to 12/31/2006....................       1.884          2.169           6,464,307
   1/1/2007 to 12/31/2007....................       2.169          2.066           4,660,179
Clarion Global Real Estate Portfolio/(16)/ (previously Neuberger Berman Real Estate Sub-Account)
   5/1/2004* to 12/31/2004.....................     9.999         12.818             124,242
   1/1/2005 to 12/31/2005......................    12.818         14.349             179,430
   1/1/2006 to 12/31/2006......................    14.349         19.478             296,783
   1/1/2007 to 12/31/2007......................    19.478         16.332             151,769


--------
*  Date these Sub-accounts were first available.

                                                                             NUMBER OF
                                           ACCUMULATION                  ACCUMULATION UNITS
                                            UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                           AT BEGINNING    UNIT VALUE      END OF PERIOD
                                            OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                           ------------ ---------------- ------------------
Davis Venture Value Sub-Account
   10/31/1994* to 12/31/1994..............     1.000          0.963           3,499,719
   1/1/1995 to 12/31/1995.................     0.963          1.323          19,608,688
   1/1/1996 to 12/31/1996.................     1.323          1.643          34,997,024
   1/1/1997 to 12/31/1997.................     1.643          2.163          53,997,107
   1/1/1998 to 12/31/1998.................     2.163          2.442          58,765,470
   1/1/1999 to 12/31/1999.................     2.442          2.831          57,370,889
   1/1/2000 to 12/31/2000.................     2.831          3.059          59,644,558
   1/1/2001 to 12/31/2001.................     3.059          2.681          54,077,372
   1/1/2002 to 12/31/2002.................     2.681          2.212          43,784,343
   1/1/2003 to 12/31/2003.................     2.212          2.856          37,120,735
   1/1/2004 to 12/31/2004.................     2.856          3.166          31,393,749
   1/1/2005 to 12/31/2005.................     3.166          3.446          26,814,147
   1/1/2006 to 12/31/2006.................     3.446          3.895          20,779,165
   1/1/2007 to 12/31/2007.................     3.895          4.019          15,849,913
FI Large Cap Sub-Account
   5/1/2006* to 12/31/2006................    17.174         17.380                 102
   1/1/2007 to 12/31/2007.................    17.380         17.784               9,736
FI Mid Cap Opportunities Sub-Account/(11)/
   5/1/2002* to 12/31/2002................     1.000          0.811                   0
   1/1/2003 to 12/31/2003.................     0.811          1.136             765,033
   1/1/2004 to 4/30/2004..................     1.136          1.126             900,393
FI Mid Cap Opportunities Sub-Account/(10)/ (previously Janus Mid Cap Sub-Account)
   1/22/2001* to 12/31/2001...............     2.599          1.552           1,630,351
   1/1/2002 to 12/31/2002.................     1.552          1.085           1,138,071
   1/1/2003 to 12/31/2003.................     1.085          1.437           1,239,384
   1/1/2004 to 12/31/2004.................     1.437          1.656           1,530,755
   1/1/2005 to 12/31/2005.................     1.656          1.743           1,164,331
   1/1/2006 to 12/31/2006.................     1.743          1.918             710,831
   1/1/2007 to 12/31/2007.................     1.918          2.046             526,638
FI Value Leaders Sub-Account
   10/1/1993* to 12/31/1993...............     1.105          1.132           3,359,317
   1/1/1994 to 12/31/1994.................     1.132          1.103          16,092,325
   1/1/1995 to 12/31/1995.................     1.103          1.486          21,168,965
   1/1/1996 to 12/31/1996.................     1.486          1.731          26,104,465
   1/1/1997 to 12/31/1997.................     1.731          2.279          30,306,103
   1/1/1998 to 12/31/1998.................     2.279          2.799          35,514,558
   1/1/1999 to 12/31/1999.................     2.799          3.019          35,663,197
   1/1/2000 to 12/31/2000.................     3.019          2.825          29,466,287
   1/1/2001 to 12/31/2001.................     2.825          2.399          23,466,287
   1/1/2002 to 12/31/2002.................     2.399          1.906          17,850,173
   1/1/2003 to 12/31/2003.................     1.906          2.387          14,261,808
   1/1/2004 to 12/31/2004.................     2.387          2.678          11,794,230
   1/1/2005 to 12/31/2005.................     2.678          2.925           9,811,468
   1/1/2006 to 12/31/2006.................     2.925          3.230           7,639,482
   1/1/2007 to 12/31/2007.................     3.230          3.320           5,964,175


--------
*  Date these Sub-accounts were first available.

                                                                                            NUMBER OF
                                                     ACCUMULATION                       ACCUMULATION UNITS
                                                      UNIT VALUE       ACCUMULATION       OUTSTANDING AT
                                                     AT BEGINNING       UNIT VALUE        END OF PERIOD
                                                      OF PERIOD      AT END OF PERIOD     (IN THOUSANDS)
                                                     ------------    ----------------   ------------------
Franklin Templeton Small Cap Growth Sub-Account
   5/1/2001* to 12/31/2001........................       1.000             0.880               609,228
   1/1/2002 to 12/31/2002.........................       0.880             0.625             1,263,448
   1/1/2003 to 12/31/2003.........................       0.625             0.891             1,909,751
   1/1/2004 to 12/31/2004.........................       0.891             0.977             1,713,732
   1/1/2005 to 12/31/2005.........................       0.977             1.007             1,506,541
   1/1/2006 to 12/31/2006.........................       1.007             1.090               901,547
   1/1/2007 to 12/31/2007.........................       1.090             1.121               638,144
Harris Oakmark Focused Value Sub-Account
   10/1/1993* to 12/31/1993.......................       1.125             1.137             4,515,611
   1/1/1994 to 12/31/1994.........................       1.137             1.119            15,572,344
   1/1/1995 to 12/31/1995.........................       1.119             1.439            19,773,057
   1/1/1996 to 12/31/1996.........................       1.439             1.669            24,345,379
   1/1/1997 to 12/31/1997.........................       1.669             1.932            24,035,279
   1/1/1998 to 12/31/1998.........................       1.932             1.802            21,347,155
   1/1/1999 to 12/31/1999.........................       1.802             1.784            17,151,815
   1/1/2000 to 12/31/2000.........................       1.784             2.120            15,593,693
   1/1/2001 to 12/31/2001.........................       2.120             2.673            23,265,733
   1/1/2002 to 12/31/2002.........................       2.673             2.404            22,307,958
   1/1/2003 to 12/31/2003.........................       2.404             3.146            20,350,274
   1/1/2004 to 12/31/2004.........................       3.146             3.412            17,678,283
   1/1/2005 to 12/31/2005.........................       3.412             3.703            14,874,735
   1/1/2006 to 12/31/2006.........................       3.703             4.108            10,785,440
   1/1/2007 to 12/31/2007.........................       4.108             3.775             7,543,368
Harris Oakmark International Sub-Account
   5/1/2002* to 12/31/2002........................       1.060             0.884                 8,900
   1/1/2003 to 12/31/2003.........................       0.884             1.179               952,956
   1/1/2004 to 12/31/2004.........................       1.179             1.404             2,168,632
   1/1/2005 to 12/31/2005.........................       1.404             1.583             3,570,280
   1/1/2006 to 12/31/2006.........................       1.583             2.014             3,872,901
   1/1/2007 to 12/31/2007.........................       2.014             1.967             3,416,198
Janus Forty Sub-Account
   4/30/2007* to 12/31/2007.......................     147.678           181.223                 1,445
Jennison Growth Sub-Account
   5/1/2005* to 12/31/2005........................       0.411             0.495               980,101
   1/1/2006 to 12/31/2006.........................       0.495             0.502               743,175
   1/1/2007 to 12/31/2007.........................       0.502             0.553               675,749
Jennison Growth Sub-Account/(12)/ (previously Met/Putnam Voyager Sub-Account)
   1/22/2001* to 12/31/2001.......................       0.753             0.494             2,569,263
   1/1/2002 to 12/31/2002.........................       0.494             0.346             2,363,367
   1/1/2003 to 12/31/2003.........................       0.346             0.430             2,208,850
   1/1/2004 to 12/31/2004.........................       0.430             0.445             1,342,940
   1/1/2005 to 4/30/2005..........................       0.445             0.406             1,146,456
Julius Baer International Stock/(8)/ (previously FI International Stock Sub-Account, and before that, Putnam
  International Stock Sub-Account)
   10/31/1994* to 12/31/1994........................     1.402             1.306             2,473,991
   1/1/1995 to 12/31/1995...........................     1.306             1.299             9,383,114
   1/1/1996 to 12/31/1996...........................     1.299             1.259            13,845,613


--------
*  Date these Sub-accounts were first available.

                                                                                   NUMBER OF
                                                 ACCUMULATION                  ACCUMULATION UNITS
                                                  UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                 AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                  OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                 ------------ ---------------- ------------------
   1/1/1997 to 12/31/1997.......................    1.259          1.213           14,635,944
   1/1/1998 to 12/31/1998.......................    1.213          1.466           13,860,555
   1/1/1999 to 12/31/1999.......................    1.466          1.684           12,308,176
   1/1/2000 to 12/31/2000.......................    1.684          1.494           13,507,918
   1/1/2001 to 12/31/2001.......................    1.494          1.170           12,484,035
   1/1/2002 to 12/31/2002.......................    1.170          0.953           11,478,963
   1/1/2003 to 12/31/2003.......................    0.953          1.203            9,688,303
   1/1/2004 to 12/31/2004.......................    1.203          1.403            7,713,228
   1/1/2005 to 12/31/2005.......................    1.403          1.634            6,649,210
   1/1/2006 to 12/31/2006.......................    1.634          1.878            4,823,394
   1/1/2007 to 12/31/2007.......................    1.878          2.044            3,618,640
Lazard Mid Cap Sub-Account
   5/1/2002* to 12/31/2002......................    1.140          0.967              418,397
   1/1/2003 to 12/31/2003.......................    0.967          1.204              749,950
   1/1/2004 to 12/31/2004.......................    1.204          1.359              752,154
   1/1/2005 to 12/31/2005.......................    1.359          1.449              722,942
   1/1/2006 to 12/31/2006.......................    1.449          1.639              559,822
   1/1/2007 to 12/31/2007.......................    1.639          1.573              564,267
Legg Mason Partners Aggressive Growth Sub-Account/(9)/ (previously Janus Growth Sub-Account)
   5/1/2001* to 12/31/2001......................    1.000          0.775              344,674
   1/1/2002 to 12/31/2002.......................    0.775          0.529              566,433
   1/1/2003 to 12/31/2003.......................    0.529          0.678              581,098
   1/1/2004 to 12/31/2004.......................    0.678          0.725              499,763
   1/1/2005 to 12/31/2005.......................    0.725          0.813              599,986
   1/1/2006 to 12/31/2006.......................    0.813          0.788              665,493
   1/1/2007 to 12/31/2007.......................    0.788          0.795              479,275
Legg Mason Value Equity Sub-Account
   5/1/2006* to 12/31/2006......................    0.955          1.025              569,853
   1/1/2007 to 12/31/2007.......................    1.025          0.954              481,759
Legg Mason Value Equity Sub-Account/(13)/ (previously MFS(R) Investors Trust Sub-Account)
   7/2/2001* to 12/31/2001......................    0.898          0.833              311,202
   1/1/2002 to 12/31/2002.......................    0.833          0.656              743,289
   1/1/2003 to 12/31/2003.......................    0.656          0.788              835,828
   1/1/2004 to 12/31/2004.......................    0.788          0.866            1,323,979
   1/1/2005 to 12/31/2005.......................    0.866          0.916              860,656
   1/1/2006 to 4/30/2006........................    0.916          0.960                    0
Legg Mason Value Equity Sub-Account/(4)/ (previously MFS(R) Research Managers Trust Sub-Account)
   7/2/2001* to 12/31/2001......................    0.980          0.880              129,693
   1/1/2002 to 12/31/2002.......................    0.880          0.659              437,219
   1/1/2003 to 12/31/2003.......................    0.659          0.807              703,559
   1/1/2004 to 4/30/2004........................    0.807          0.822              621,980
Lehman Brothers Aggregate Bond Index Sub-Account
   1/22/2001* to 12/31/2001.....................    1.077          1.131            2,019,440
   1/1/2002 to 12/31/2002.......................    1.131          1.226            5,543,843
   1/1/2003 to 12/31/2003.......................    1.226          1.251            4,465,718
   1/1/2004 to 12/31/2004.......................    1.251          1.281            3,813,153
   1/1/2005 to 12/31/2005.......................    1.281          1.288            2,859,445


--------
*  Date these Sub-accounts were first available.

                                                                               NUMBER OF
                                             ACCUMULATION                  ACCUMULATION UNITS
                                              UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                             AT BEGINNING    UNIT VALUE      END OF PERIOD
                                              OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                             ------------ ---------------- ------------------
   1/1/2006 to 12/31/2006...................    1.288          1.319            1,918,121
   1/1/2007 to 12/31/2007...................    1.319          1.388            1,627,912
Loomis Sayles Small Cap Sub-Account
   5/2/1994* to 12/31/1994..................    1.000          0.959            2,988,971
   1/1/1995 to 12/31/1995...................    0.959          1.219           13,533,326
   1/1/1996 to 12/31/1996...................    1.219          1.572           26,307,748
   1/1/1997 to 12/31/1997...................    1.572          1.936           39,442,109
   1/1/1998 to 12/31/1998...................    1.936          1.878           40,318,239
   1/1/1999 to 12/31/1999...................    1.878          2.441           32,700,400
   1/1/2000 to 12/31/2000...................    2.441          2.535           39,281,394
   1/1/2001 to 12/31/2001...................    2.535          2.280           31,036,981
   1/1/2002 to 12/31/2002...................    2.280          1.764           24,037,246
   1/1/2003 to 12/31/2003...................    1.764          2.375           20,108,467
   1/1/2004 to 12/31/2004...................    2.375          2.728           16,931,562
   1/1/2005 to 12/31/2005...................    2.728          2.877           14,046,323
   1/1/2006 to 12/31/2006...................    2.877          3.313           11,044,902
   1/1/2007 to 12/31/2007...................    3.313          3.657            8,686,276
Lord Abbett Bond Debenture Sub-Account
   5/1/2001* to 12/31/2001..................    1.389          1.375              199,974
   1/1/2002 to 12/31/2002...................    1.375          1.349              841,031
   1/1/2003 to 12/31/2003...................    1.349          1.585            1,736,428
   1/1/2004 to 12/31/2004...................    1.585          1.692            1,823,231
   1/1/2005 to 12/31/2005...................    1.692          1.694            1,693,088
   1/1/2006 to 12/31/2006...................    1.694          1.824            1,718,081
   1/1/2007 to 12/31/2007...................    1.824          1.918            1,444,634
MFS(R) Research International Sub-Account
   5/1/2001* to 12/31/2001..................    0.972          0.848              262,000
   1/1/2002 to 12/31/2002...................    0.848          0.738              481,522
   1/1/2003 to 12/31/2003...................    0.738          0.962              928,006
   1/1/2004 to 12/31/2004...................    0.962          1.134            1,446,531
   1/1/2005 to 12/31/2005...................    1.134          1.303            1,520,771
   1/1/2006 to 12/31/2006...................    1.303          1.627            1,515,531
   1/1/2007 to 12/31/2007...................    1.627          1.818            1,483,739
MFS(R) Total Return Sub-Account Class A/(1)/
   9/21/1988* to 12/31/1988.................    1.042          1.063              731,349
   1/1/1989 to 12/31/1989...................    1.063          1.249                    0
   1/1/1990 to 12/31/1990...................    1.249          1.272           18,099,540
   1/1/1991 to 12/31/1991...................    1.272          1.508           26,478,398
   1/1/1992 to 12/31/1992...................    1.508          1.588           41,588,546
   1/1/1993 to 12/31/1993...................    1.588          1.733           60,696,659
   1/1/1994 to 12/31/1994...................    1.733          1.691           61,961,278
   1/1/1995 to 12/31/1995...................    1.691          2.190           56,145,463
   1/1/1996 to 12/31/1996...................    2.190          2.485           52,130,165
   1/1/1997 to 12/31/1997...................    2.485          3.103           48,490,618
   1/1/1998 to 12/31/1998...................    3.103          3.664           42,358,784
   1/1/1999 to 12/31/1999...................    3.664          3.975           37,391,028
   1/1/2000 to 12/31/2000...................    3.975          3.789           30,014,285
   1/1/2001 to 12/31/2001...................    3.789          3.596           24,501,065


--------
*  Date these Sub-accounts were first available.

                                                                                  NUMBER OF
                                                ACCUMULATION                  ACCUMULATION UNITS
                                                 UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                 OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                ------------ ---------------- ------------------
   1/1/2002 to 12/31/2002......................     3.596          3.357          19,130,634
   1/1/2003 to 12/31/2003......................     3.357          3.875          15,049,705
   1/1/2004 to 12/31/2004......................     3.875          4.253          13,288,556
   1/1/2005 to 12/31/2005......................     4.253          4.327          11,053,293
   1/1/2006 to 12/31/2006......................     4.327          4.790           8,690,741
   1/1/2007 to 12/31/2007......................     4.790          4.932           7,309,481
MFS(R) Total Return Sub-Account Class A/(2)/ (previously Balance Sub-Account)
   10/31/1994* to 12/31/1994...................     1.000          0.997           1,736,189
   1/1/1995 to 12/31/1995......................     0.997          1.227          10,987,597
   1/1/1996 to 12/31/1996......................     1.227          1.415          20,107,324
   1/1/1997 to 12/31/1997......................     1.415          1.622          28,677,041
   1/1/1998 to 12/31/1998......................     1.622          1.747          30,824,135
   1/1/1999 to 12/31/1999......................     1.747          1.636          27,038,754
   1/1/2000 to 12/31/2000......................     1.636          1.583          19,606,177
   1/1/2001 to 12/31/2001......................     1.583          1.492          17,247,901
   1/1/2002 to 12/31/2002......................     1.492          1.273          14,361,234
   1/1/2003 to 12/31/2003......................     1.273          1.504          12,665,983
   1/1/2004 to 4/30/2004.......................     1.504          1.492          12,220,963
MFS(R) Total Return Sub-Account Class E/(2)/
   5/1/2004* to 12/31/2004.....................    38.200         41.490             338,825
   1/1/2005 to 12/31/2005......................    41.490         42.144             294,937
   1/1/2006 to 12/31/2006......................    42.144         46.585             217,164
   1/1/2007 to 12/31/2007......................    46.585         47.898             167,289
MFS(R) Value Portfolio/(15)/ (previously Harris Oakmark Large Cap Value Sub-Account)
   5/1/2002* to 12/31/2002.....................     1.186          0.973             793,465
   1/1/2003 to 12/31/2003......................     0.973          1.203           2,130,663
   1/1/2004 to 12/31/2004......................     1.203          1.321           2,319,472
   1/1/2005 to 12/31/2005......................     1.321          1.284           1,934,007
   1/1/2006 to 12/31/2006......................     1.284          1.493           1,222,651
   1/1/2007 to 12/31/2007......................     1.493          1.415             928,568
Met/AIM Small Cap Growth Sub-Account
   5/1/2002* to 12/31/2002.....................     1.122          0.848             556,582
   1/1/2003 to 12/31/2003......................     0.848          1.162           1,320,114
   1/1/2004 to 12/31/2004......................     1.162          1.220             802,132
   1/1/2005 to 12/31/2005......................     1.220          1.303             674,289
   1/1/2006 to 12/31/2006......................     1.303          1.468             392,663
   1/1/2007 to 12/31/2007......................     1.468          1.608             297,398
MetLife Mid Cap Stock Index Sub-Account
   1/22/2001* to 12/31/2001....................     1.036          1.031           1,448,527
   1/1/2002 to 12/31/2002......................     1.031          0.863           2,232,301
   1/1/2003 to 12/31/2003......................     0.863          1.146           2,512,009
   1/1/2004 to 12/31/2004......................     1.146          1.308           2,683,144
   1/1/2005 to 12/31/2005......................     1.308          1.446           2,080,739
   1/1/2006 to 12/31/2006......................     1.446          1.567           1,893,215
   1/1/2007 to 12/31/2007......................     1.567          1.662           1,615,496
MetLife Stock Index Sub-Account Class A/(5)(7)/
   8/1/1992* to 12/31/1992.....................     1.592          1.644          21,583,607
   1/1/1993 to 12/31/1993......................     1.644          1.780          11,017,884


--------
*  Date these Sub-accounts were first available.

                                                                               NUMBER OF
                                             ACCUMULATION                  ACCUMULATION UNITS
                                              UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                             AT BEGINNING    UNIT VALUE      END OF PERIOD
                                              OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                             ------------ ---------------- ------------------
   1/1/1994 to 12/31/1994...................     1.780          1.775          14,282,355
   1/1/1995 to 12/31/1995...................     1.775          2.398          15,539,609
   1/1/1996 to 12/31/1996...................     2.398          2.898          15,623,253
   1/1/1997 to 12/31/1997...................     2.898          3.788          15,874,978
   1/1/1998 to 12/31/1998...................     3.788          4.781          15,292,906
   1/1/1999 to 12/31/1999...................     4.781          5.678          15,111,062
   1/1/2000 to 12/31/2000...................     5.678          5.096          13,740,976
   1/1/2001 to 12/31/2001...................     5.096          3.682          14,020,250
   1/1/2002 to 12/31/2002...................     3.682          2.822          11,436,136
   1/1/2003 to 12/31/2003...................     2.822          3.569           9,542,274
   1/1/2004 to 12/31/2004...................     3.569          3.892           7,653,999
   1/1/2005 to 12/31/2005...................     3.892          4.018           6,132,270
   1/1/2006 to 12/31/2006...................     4.018          4.577           4,820,404
   1/1/2007 to 12/31/2007...................     4.577          4.752           3,888,215
MetLife Stock Index Sub-Account Class B/(6)/
   1/22/2001* to 12/31/2001.................     4.150          3.528             268,034
   1/1/2002 to 12/31/2002...................     3.528          2.697             603,435
   1/1/2003 to 12/31/2003...................     2.697          3.402             852,620
   1/1/2004 to 12/31/2004...................     3.402          3.702             855,202
   1/1/2005 to 12/31/2005...................     3.702          3.812             693,290
   1/1/2006 to 12/31/2006...................     3.812          4.332             499,931
   1/1/2007 to 12/31/2007...................     4.332          4.486             325,234
Morgan Stanley EAFE Index Sub-Account
   1/22/2001* to 12/31/2001.................     1.102          0.853             641,779
   1/1/2002 to 12/31/2002...................     0.853          0.700           1,349,943
   1/1/2003 to 12/31/2003...................     0.700          0.948           1,681,173
   1/1/2004 to 12/31/2004...................     0.948          1.116           1,823,231
   1/1/2005 to 12/31/2005...................     1.116          1.243           1,939,715
   1/1/2006 to 12/31/2006...................     1.243          1.539           2,247,025
   1/1/2007 to 12/31/2007...................     1.539          1.677           1,789,208
Neuberger Berman Mid Cap Sub-Account
   5/1/2001* to 12/31/2001..................     1.543          1.503             245,461
   1/1/2002 to 12/31/2002...................     1.503          1.336           2,012,000
   1/1/2003 to 12/31/2003...................     1.336          1.795           1,750,230
   1/1/2004 to 12/31/2004...................     1.795          2.172           3,099,203
   1/1/2005 to 12/31/2005...................     2.172          2.398           3,489,753
   1/1/2006 to 12/31/2006...................     2.398          2.631           2,793,921
   1/1/2007 to 12/31/2007...................     2.631          2.679           2,020,919
Oppenheimer Capital Appreciation Sub-Account
   5/1/2005* to 12/31/2005..................    10.024         10.888              15,335
   1/1/2006 to 12/31/2006...................    10.888         11.560              23,353
   1/1/2007 to 12/31/2007...................    11.560         13.034              16,529
Oppenheimer Global Equity Sub-Account
   5/1/2004* to 12/31/2004..................    12.799         14.768               7,408
   1/1/2005 to 12/31/2005...................    14.768         16.899              26,823
   1/1/2006 to 12/31/2006...................    16.899         19.400              35,975
   1/1/2007 to 12/31/2007...................    19.400         20.337              37,572


--------
*  Date these Sub-accounts were first available.

                                                                              NUMBER OF
                                            ACCUMULATION                  ACCUMULATION UNITS
                                             UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                            AT BEGINNING    UNIT VALUE      END OF PERIOD
                                             OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                            ------------ ---------------- ------------------
PIMCO Inflation Protection Bond Sub-Account
   5/1/2006* to 12/31/2006.................    11.012         11.123              23,194
   1/1/2007 to 12/31/2007..................    11.123         12.158              34,598
PIMCO Total Return Sub-Account
   5/1/2001* to 12/31/2001.................     1.001          1.054           1,887,995
   1/1/2002 to 12/31/2002..................     1.054          1.137          12,468,313
   1/1/2003 to 12/31/2003..................     1.137          1.170          11,969,667
   1/1/2004 to 12/31/2004..................     1.170          1.212          10,308,470
   1/1/2005 to 12/31/2005..................     1.212          1.222           9,832,142
   1/1/2006 to 12/31/2006..................     1.222          1.260           7,127,107
   1/1/2007 to 12/31/2007..................     1.260          1.337           5,704,698
RCM Global Technology Sub-Account
   5/1/2001* to 12/31/2001.................     0.823          0.610             176,284
   1/1/2002 to 12/31/2002..................     0.610          0.296             314,143
   1/1/2003 to 12/31/2003..................     0.296          0.461           1,825,498
   1/1/2004 to 12/31/2004..................     0.461          0.435           1,483,587
   1/1/2005 to 12/31/2005..................     0.435          0.476           1,063,605
   1/1/2006 to 12/31/2006..................     0.476          0.495             801,471
   1/1/2007 to 12/31/2007..................     0.495          0.642             932,213
Russell 2000 Index Sub-Account
   1/22/2001* to 12/31/2001................     1.203          1.186           1,046,199
   1/1/2002 to 12/31/2002..................     1.186          0.929           1,956,327
   1/1/2003 to 12/31/2003..................     0.929          1.336           3,302,678
   1/1/2004 to 12/31/2004..................     1.336          1.547           3,128,640
   1/1/2005 to 12/31/2005..................     1.547          1.592           2,674,744
   1/1/2006 to 12/31/2006..................     1.592          1.847           2,502,216
   1/1/2007 to 12/31/2007..................     1.847          1.791           1,394,195
T. Rowe Price Large Cap Growth Sub-Account
   5/1/2004* to 12/31/2004.................    11.198         12.138              15,970
   1/1/2005 to 12/31/2005..................    12.138         12.733              81,410
   1/1/2006 to 12/31/2006..................    12.733         14.182             100,235
   1/1/2007 to 12/31/2007..................    14.182         15.271              92,364
T. Rowe Price Mid Cap Growth Sub-Account
   5/1/2001* to 12/31/2001.................     0.981          0.824             822,978
   1/1/2002 to 12/31/2002..................     0.824          0.455           1,945,971
   1/1/2003 to 12/31/2003..................     0.455          0.613           3,614,693
   1/1/2004 to 12/31/2004..................     0.613          0.713           4,658,094
   1/1/2005 to 12/31/2005..................     0.713          0.806           4,162,391
   1/1/2006 to 12/31/2006..................     0.806          0.845           3,391,728
   1/1/2007 to 12/31/2007..................     0.845          0.980           3,030,184
T. Rowe Price Small Growth Sub-Account
   5/1/2004* to 12/31/2004.................    12.426         13.252               1,999
   1/1/2005 to 12/31/2005..................    13.252         14.476               7,208
   1/1/2006 to 12/31/2006..................    14.476         14.800              21,181
   1/1/2007 to 12/31/2007..................    14.800         15.993              18,252
Western Asset Management Strategic Bond Opportunities Sub-Account
   10/31/1994* to 12/31/1994...............     1.000          0.984           1,124,133
   1/1/1995 to 12/31/1995..................     0.984          1.159           6,132,563


--------
*  Date these Sub-accounts were first available.

                                                                          NUMBER OF
                                     ACCUMULATION                     ACCUMULATION UNITS
                                      UNIT VALUE       ACCUMULATION     OUTSTANDING AT
                                     AT BEGINNING       UNIT VALUE      END OF PERIOD
                                      OF PERIOD      AT END OF PERIOD   (IN THOUSANDS)
                                     ------------    ---------------- ------------------
   1/1/1996 to 12/31/1996.........       1.159             1.307          15,034,554
   1/1/1997 to 12/31/1997.........       1.307             1.433          23,074,669
   1/1/1998 to 12/31/1998.........       1.433             1.442          24,945,159
   1/1/1999 to 12/31/1999.........       1.442             1.443          20,278,882
   1/1/2000 to 12/31/2000.........       1.443             1.527          16,337,092
   1/1/2001 to 12/31/2001.........       1.527             1.609          14,811,810
   1/1/2002 to 12/31/2002.........       1.609             1.740          12,769,969
   1/1/2003 to 12/31/2003.........       1.740             1.933          12,195,522
   1/1/2004 to 12/31/2004.........       1.933             2.034          10,800,354
   1/1/2005 to 12/31/2005.........       2.034             2.063           9,727,358
   1/1/2006 to 12/31/2006.........       2.063             2.139           7,388,018
   1/1/2007 to 12/31/2007.........       2.139             2.195           6,055,761
Western Asset Management U.S. Government Sub-Account
   10/31/1994* to 12/31/1994........     1.000             1.004             910,020
   1/1/1995 to 12/31/1995...........     1.004             1.139           4,495,184
   1/1/1996 to 12/31/1996...........     1.139             1.161           5,785,148
   1/1/1997 to 12/31/1997...........     1.161             1.242           8,616,135
   1/1/1998 to 12/31/1998...........     1.242             1.319          12,796,204
   1/1/1999 to 12/31/1999...........     1.319             1.304          10,314,952
   1/1/2000 to 12/31/2000...........     1.304             1.421           8,874,230
   1/1/2001 to 12/31/2001...........     1.421             1.496          10,827,033
   1/1/2002 to 12/31/2002...........     1.496             1.593          14,892,461
   1/1/2003 to 12/31/2003...........     1.593             1.598          11,075,788
   1/1/2004 to 12/31/2004...........     1.598             1.624           8,131,240
   1/1/2005 to 12/31/2005...........     1.624             1.630           6,359,030
   1/1/2006 to 12/31/2006...........     1.630             1.675           4,200,467
   1/1/2007 to 12/31/2007...........     1.675             1.724           3,044,141
Zenith Equity Sub-Account/(3)/
   9/16/1988* to 12/31/1988.........     4.645             4.612             439,393
   1/1/1989 to 12/31/1989...........     4.612             5.950                   0
   1/1/1990 to 12/31/1990...........     5.950             5.666          12,591,788
   1/1/1991 to 12/31/1991...........     5.666             8.608          21,719,884
   1/1/1992 to 12/31/1992...........     8.608             7.978          33,645,983
   1/1/1993 to 12/31/1993...........     7.978             9.050          40,091,665
   1/1/1994 to 12/31/1994...........     9.050             8.298          43,592,961
   1/1/1995 to 12/31/1995...........     8.298            11.300          41,663,900
   1/1/1996 to 12/31/1996...........    11.300            13.496          41,363,155
   1/1/1997 to 12/31/1997...........    13.496            16.442          40,200,592
   1/1/1998 to 12/31/1998...........    16.442            21.752          33,502,039
   1/1/1999 to 12/31/1999...........    21.752            24.831          38,236,116
   1/1/2000 to 12/31/2000...........    24.831            23.359          27,364,614
   1/1/2001 to 12/31/2001...........    23.359            19.257          22,565,710
   1/1/2002 to 12/31/2002...........    19.257            14.832          17,578,438
   1/1/2003 to 12/31/2003...........    14.832            19.235          14,440,815
   1/1/2004 to 12/31/2004...........    19.235            21.064          11,979,638
   1/1/2005 to 12/31/2005...........    21.064            22.892           9,937,720
   1/1/2006 to 12/31/2006...........    22.892            24.456           7,924,053
   1/1/2007 to 12/31/2007...........    24.456            25.394           6,395,673


--------
*  Date these Sub-accounts were first available.

                                                                                         NUMBER OF
                                                       ACCUMULATION                  ACCUMULATION UNITS
                                                        UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                       AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                        OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                       ------------ ---------------- ------------------
MetLife Conservative Allocation Portfolio
   5/1/2005* to 12/31/2005............................     9.999         10.303              4,181
   1/1/2006 to 12/31/2006.............................    10.303         10.866              6,437
   1/1/2007 to 12/31/2007.............................    10.866         11.317             16,703
MetLife Conservative to Moderate Allocation Portfolio
   5/1/2005* to 12/31/2005............................     9.999         10.521              2,188
   1/1/2006 to 12/31/2006.............................    10.521         11.359             95,025
   1/1/2007 to 12/31/2007.............................    11.359         11.745            113,293
MetLife Moderate Allocation Portfolio
   5/1/2005* to 12/31/2005............................     9.999         10.752             55,018
   1/1/2006 to 12/31/2006.............................    10.752         11.864            196,707
   1/1/2007 to 12/31/2007.............................    11.864         12.213            345,479
MetLife Moderate to Aggressive Allocation Portfolio
   5/1/2005* to 12/31/2005............................     9.999         10.978             36,461
   1/1/2006 to 12/31/2006.............................    10.978         12.371            185,461
   1/1/2007 to 12/31/2007.............................    12.371         12.674            206,402
MetLife Aggressive Allocation Portfolio
   5/1/2005* to 12/31/2005............................     9.999         11.154              5,881
   1/1/2006 to 12/31/2006.............................    11.154         12.728             70,333
   1/1/2007 to 12/31/2007.............................    12.728         12.967             75,280
Cyclical Growth and Income ETF Sub-Account
   5/1/2006* to 12/31/2006............................    10.517         11.168                422
   1/1/2007 to 12/31/2007.............................    11.168         11.612                  0
Cyclical Growth ETF Sub-Account
   5/1/2006* to 12/31/2006............................    10.707         11.423                418
   1/1/2007 to 12/31/2007.............................    11.423         11.902              3,257
                                                                1.60% VARIABLE ACCOUNT CHARGE
                                                       ------------------------------------------------
American Funds Bond Sub-Account
   5/1/2006* to 12/31/2006............................    14.561         15.264             16,105
   1/1/2007 to 12/31/2007.............................    15.264         15.520             47,929
American Funds Global Small Capitalization Sub-Account
   5/1/2001* to 12/31/2001............................     1.479          1.345            284,714
   1/1/2002 to 12/31/2002.............................     1.345          1.071          1,031,114
   1/1/2003 to 12/31/2003.............................     1.071          1.619          1,421,682
   1/1/2004 to 12/31/2004.............................     1.619          1.926          2,017,772
   1/1/2005 to 12/31/2005.............................     1.926          2.376          2,351,449
   1/1/2006 to 12/31/2006.............................     2.376          2.901          2,577,549
   1/1/2007 to 12/31/2007.............................     2.901          3.466          3,066,944
American Funds Growth Sub-Account
   5/1/2001* to 12/31/2001............................    13.039         11.078            261,891
   1/1/2002 to 12/31/2002.............................    11.078          8.236            986,402
   1/1/2003 to 12/31/2003.............................     8.236         11.089          1,552,153
   1/1/2004 to 12/31/2004.............................    11.089         12.276          1,588,660
   1/1/2005 to 12/31/2005.............................    12.276         14.038          1,492,261
   1/1/2006 to 12/31/2006.............................    14.038         15.228          1,204,731
   1/1/2007 to 12/31/2007.............................    15.228         16.835          1,039,150
American Funds Growth-Income Sub-Account
   5/1/2001* to 12/31/2001............................     8.544          8.240            315,481
   1/1/2002 to 12/31/2002.............................     8.240          6.622            999,190


--------
*  Date these Sub-accounts were first available.

                                                                NUMBER OF
                             ACCUMULATION                   ACCUMULATION UNITS
                             UNIT VALUE AT   ACCUMULATION     OUTSTANDING AT
                               BEGINNING      UNIT VALUE      END OF PERIOD
                               OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                             ------------- ---------------- ------------------
     1/1/2003 to 12/31/2003.     6.622           8.630          1,454,819
     1/1/2004 to 12/31/2004.     8.630           9.374          1,495,376
     1/1/2005 to 12/31/2005.     9.374           9.763          1,389,278
     1/1/2006 to 12/31/2006.     9.763          11.069          1,076,545
     1/1/2007 to 12/31/2007.    11.069          11.442            802,576

--------
/(1)/ For Contracts issued prior to May 1, 1995, and for Contracts in the annuity phase issued on and after May 1, 1995 the MFS(R) Total Return Sub-account Class A is available.
/(2)/ Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced
      Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase.
/(3)/ Previously, the Capital Growth Sub-account. Effective May 1, 2002, the
      Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund.
/(4)/ Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the
      MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.
/(5)/ For Contracts issued prior to May 1, 1995, and Contracts in the annuity phase issued on and after May 1, 1995 the MetLife Stock Index Sub-account Class A is available.
/(6)/ For Contracts issued on and after May 1, 1995, the MetLife Stock Index
      Portfolio Class B is available during the accumulation phase.
/(7)/ Previously, the Westpeak Stock Index Sub-account. On April 27, 2001, the
      MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-account through the date of the substitution.

/(8)/ Previously, the Morgan Stanley International Magnum Equity Sub-Account.
      On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.
/(9)/ Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus
      Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

/(10)/Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid
      Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

/(11)/Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.
/(12)/Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the
      Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.
/(13)/Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the
      MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account Class A through the date of the merger.

/(14)/On or about April 30, 2007, BlackRock Large Cap Portfolio merged into
      BlackRock Large Cap Core Portfolio.
/(15)/On or about January 7, 2008 Harris Oakmark Large Cap Value Sub-Account of
      the Metropolitan Fund changed its name to MFS(R) Value Sub-Account. /(16)/On or about April 28, 2008, Neuberger Berman Real Estate Sub-Account
      changed its name to Clarion Global Real Estate Sub-Account.


   Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.


                         CONTRACTS USED WITH TAX
          JURISDICTION  QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
          ------------  -------------------------- -------------------
          California...            0.50%*                 2.35%
          Florida......            1.00%                  1.00%
          Maine........              --                   2.00%
          Nevada.......              --                   3.50%
          Puerto Rico..            1.00%                  1.00%
          South Dakota.              --                   1.25%
          West Virginia            1.00%                  1.00%
          Wyoming......              --                   1.00%

--------
* Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

   See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                               TABLE OF CONTENTS
                                    OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            FOR ZENITH ACCUMULATOR


                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-6
       CALCULATION OF PERFORMANCE DATA.............................  II-7
       CALCULATION OF YIELDS.......................................  II-8
       NET INVESTMENT FACTOR.......................................  II-9
       ANNUITY PAYMENTS............................................ II-10
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-11
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-12
       TAX STATUS OF THE CONTRACTS................................. II-12
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-13
       LEGAL MATTERS............................................... II-13
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...     1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY    F1


   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   New England Securities Corporation
   501 Boylston Street
   Boston, Massachusetts 02116

       [_]Zenith Accumulator -- The New England Variable Account
       [_]Metropolitan Series Fund, Inc.
       [_]Met Investors Series Trust
       [_]American Funds Insurance Series
       [_]Variable Insurance Products Fund
       [_]My current address is:

                         ---------------   Name    ---
                         Contract Number

                         ---------------   Address ---
                            Signature
                                                   ---
                                                   Zip

                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                APRIL 28, 2008

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated April 28, 2008, and any previous supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.




VA-410-05

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         -----
  HISTORY...............................................................  II-3
  SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS...........  II-3
  INVESTMENT ADVICE.....................................................  II-3
  DISTRIBUTION OF THE CONTRACTS.........................................  II-6
  CALCULATION OF PERFORMANCE DATA.......................................  II-7
  CALCULATION OF YIELDS.................................................  II-8
  NET INVESTMENT FACTOR.................................................  II-9
  ANNUITY PAYMENTS...................................................... II-10
  HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.................. II-11
  HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.................... II-12
  TAX STATUS OF THE CONTRACTS........................................... II-12
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................... II-13
  LEGAL MATTERS......................................................... II-13
  FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT.............     1
  FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY..........    F1

                                    HISTORY

   The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Variable Account was established on July 15, 1987. The Contracts were not available until September, 1988. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

   The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

   Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE

   The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

   MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

   MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio, currently known as BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio, currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly known as the FI Structured Equity Portfolio, and is currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995; in the case of the Capital Growth Series (currently known as the Zenith Equity Portfolio), MetLife Advisers became the Adviser on May 1, 2001.

   Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

   The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

   The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio, which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio, which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the MFS Total Return Portfolio (formerly, the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the Westpeak Stock Index Series (which was replaced by the MetLife Stock Index Portfolio Class A on April 27, 2001, and was formerly known as the Stock Index Series) was Back Bay Advisors L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the Subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

   Prior to May 1, 2002, Capital Growth Management Limited Partnership was the subadviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the subadviser to the Zenith Equity Portfolio and at that time, Zenith Equity Portfolio became a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. The subadvisers to these Portfolios are Fidelity Management & Research Company, Jennison Associates LLC and Capital Guardian Trust Company, respectively.

   On April 30, 2004, the MFS Research Managers Portfolio merged with and into the MFS Investors Trust Portfolio of the Metropolitan Fund.

   On or about May 1, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

   On or about April 30, 2007, BlackRock Large Cap Portfolio (formerly BlackRock Investment Trust Portfolio) of the Metropolitan Fund merged with and into BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

   The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

   Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio (currently known as the FI International Stock Portfolio) on December 1, 2000, and was formerly known as the Draycott International Equity Series) was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

   On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

   On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

   The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Core Portfolio (formerly, the BlackRock Large Cap Portfolio, which was formerly, the BlackRock Investment Trust Portfolio and previously to that, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On or about April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

   On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

   The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

   On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Portfolio which was formerly the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.


   The subadviser to the Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio) was Fidelity Management & Research Company until January 7, 2008, when Julius Baer Investment Management LLC became the subadviser.

   The subadviser to the FI Large Cap Portfolio, FI Mid Cap Opportunities Portfolio and the FI Value Leaders Portfolio was Fidelity Management & Research Company until April 28, 2008, when Pyramis Global Advisors, LLC became the subadviser.

   The subadviser to the MFS(R) Value Portfolio (formerly Harris Oakmark Large Cap Value Portfolio) was Harris Associates L.P. until January 7, 2008, when Massachusetts Financial Services Company became the subadviser.


   The following is the Adviser (I.E., the "subadviser") history of the Met Investors Series Trust:

   The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street

Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

   The sub-adviser to the RCM Technology Portfolio (formerly, the RCM Global Technology Portfolio, which was formerly, the PIMCO PEA Innovation Portfolio which was formerly, the PIMCO Innovation Portfolio), was PEA Capital LLC until January 15, 2005, when RCM Capital Management, LLC became the sub-adviser.

   The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

   The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio which was formerly the Janus Aggressive Growth Portfolio, which was formerly, the Janus Growth Portfolio) was Janus Capital Management, LLC until October 1, 2006 when ClearBridge Advisors, LLC became the subadviser.


   The subadviser to the Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio) was Neuberger Berman Management Inc., until April 28, 2008, when ING Clarion Real Estate Securities L.P. became the subadviser.


                         DISTRIBUTION OF THE CONTRACTS

   New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

   Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                        AGGREGATE AMOUNT OF COMMISSIONS
                   AGGREGATE AMOUNT OF   RETAINED BY DISTRIBUTOR AFTER
                   COMMISSIONS PAID TO PAYMENTS TO ITS REGISTERED PERSONS
       FISCAL YEAR    DISTRIBUTOR*             AND SELLING FIRMS
       ----------- ------------------- ----------------------------------
          2005....      $482,042                       $0
          2006....      $361,318                       $0
          2007....      $253,077                       $0


* Includes sales compensation paid to registered persons of Distributor.

   Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

   We may provide illustrations to show hypothetical Average Annual Total Returns for each Sub-Account based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Sub-Account for 1, 5 and 10 years, or for a shorter period, if applicable.

   We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

   The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

   Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

   Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.

   As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Experience Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

   We may also show daily unit values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-account value by the Sub-account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub- account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Money Market Sub-account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                 Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

   Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Sub-account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the sub-account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-account may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-accounts (other than the BlackRock Money Market Sub-account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-account refers to income generated by the Sub-account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-account units less sub-account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6-/1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-account's units.

ES = expenses of the Sub-account for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Sub-account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

   The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

      (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

      (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

      (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

      (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

   At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

   When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

   The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

   The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment. The definition of the Assumed Investment Return, and the effect of the level of the Assumed Investment Return on the amount of payments is explained in the prospectus under "Amount of Variable Annuity Payments."

   The number of annuity units credited under a variable payment option is determined as follows:

      (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract, are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

      (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

   The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

   The value of an annuity unit for each Sub-account depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net

Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

   The annuity unit value for each Sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

   Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

   The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

   When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Interest Rate of 5% which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

   The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

   We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

   The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

   The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. The Company offers an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

   The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                          TAX STATUS OF THE CONTRACTS

   Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements of each of the Subaccounts of The New England Variable Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

   The consolidated financial statements of Metropolitan Life Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for deferred acquisition costs, and for income taxes, as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans, as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


                                 LEGAL MATTERS

   The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Account
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of the New England Variable Account (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. We have also audited the statements of operations for each of the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                  APPENDIX A

                     MSF Zenith Equity Subaccount
                     MSF BlackRock Bond Income Subaccount
                     MSF BlackRock Money Market Subaccount
                     MSF MFS Total Return Subaccount
                     MSF Harris Oakmark Focused Value
                       Subaccount
                     MSF FI Value Leaders Subaccount
                     MSF Loomis Sayles Small Cap Subaccount
                     MSF Western Asset Management U.S.
                       Government Subaccount
                     MSF BlackRock Legacy Large Cap Growth
                       Subaccount
                     MSF Davis Venture Value Subaccount
                     MSF Western Asset Management
                       Strategic Bond Opportunities
                       Subaccount
                     MSF FI International Stock Subaccount
                     MSF Jennison Growth Subaccount
                     MSF FI Mid Cap Opportunities
                       Subaccount
                     MSF Russell 2000 Index Subaccount
                     MSF MetLife Stock Index Subaccount
                     MSF MetLife Mid Cap Stock Index
                       Subaccount
                     MSF Morgan Stanley EAFE Index
                       Subaccount
                     MSF Lehman Brothers Aggregate Bond
                       Index Subaccount
                     MSF Neuberger Berman Mid Cap Value
                       Subaccount
                     MSF Franklin Templeton Small Cap
                       Growth Subaccount
                     MSF BlackRock Large Cap Value
                       Subaccount
                     MSF Harris Oakmark Large Cap Value
                       Subaccount
                     MSF BlackRock Strategic Value
                       Subaccount
                     MSF T. Rowe Price Large Cap Growth
                       Subaccount
                     MSF T. Rowe Price Small Cap Growth
                       Subaccount
                     MSF Oppenheimer Global Equity
                       Subaccount
                     MSF BlackRock Aggressive Growth
                       Subaccount
                     MSF BlackRock Diversified Subaccount
                     MSF MetLife Conservative Allocation
                       Subaccount
                     MSF MetLife Conservative to Moderate
                       Allocation Subaccount
                     MSF MetLife Moderate Allocation
                       Subaccount
                     MSF MetLife Moderate to Aggressive
                       Allocation Subaccount
                     MSF MetLife Aggressive Allocation
                       Subaccount
                     MSF FI Large Cap Subaccount
                     Fidelity VIP Equity-Income Subaccount
                     Fidelity VIP Overseas Subaccount
                     MIST Lord Abbett Bond Debenture
                       Subaccount
                     MIST PIMCO Total Return Subaccount
                     MIST RCM Technology Subaccount
                     MIST T. Rowe Price Mid Cap Growth
                       Subaccount
                     MIST MFS Research International
                       Subaccount
                     MIST Lazard Mid-Cap Subaccount
                     MIST Met/AIM Small Cap Growth
                       Subaccount
                     MIST Harris Oakmark International
                       Subaccount
                     MIST Legg Mason Partners Aggressive
                       Growth Subaccount
                     MIST Neuberger Berman Real Estate
                       Subaccount
                     MIST Oppenheimer Capital Appreciation
                       Subaccount
                     MIST Legg Mason Value Equity
                       Subaccount
                     MIST Cyclical Growth ETF Subaccount
                     MIST PIMCO Inflation Protected Bond
                       Subaccount

                     MIST BlackRock Large-Cap Core
                       Subaccount
                     MIST Janus Forty Subaccount
                     American Funds Growth Subaccount
                     American Funds Growth-Income
                       Subaccount
                     American Funds Global Small
                       Capitalization Subaccount
                     American Funds Bond Subaccount

                                  APPENDIX B

                 MSF BlackRock Large Cap Subaccount
                 MIST Cyclical Growth and Income ETF Subaccount

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007


                                                       MSF BLACKROCK    MSF BLACKROCK       MSF MFS
                                    MSF ZENITH EQUITY   BOND INCOME     MONEY MARKET      TOTAL RETURN
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                    ----------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $    162,411,744  $     36,036,287 $     21,832,749 $     44,065,335
 Other receivables.................               --                --               --               --
 Due from Metropolitan Life
   Insurance Company...............               --                --               --               --
                                    ----------------  ---------------- ---------------- ----------------
     Total Assets..................      162,411,744        36,036,287       21,832,749       44,065,335
                                    ----------------  ---------------- ---------------- ----------------
LIABILITIES:
 Other payables....................               --                --               --               --
 Due to Metropolitan Life Insurance
   Company.........................               43                45               11               66
                                    ----------------  ---------------- ---------------- ----------------
     Total Liabilities.............               43                45               11               66
                                    ----------------  ---------------- ---------------- ----------------

NET ASSETS......................... $    162,411,701  $     36,036,242 $     21,832,738 $     44,065,269
                                    ================  ================ ================ ================
 Units outstanding.................        6,395,674         6,912,297        8,598,465        7,476,771
 Unit value (accumulation).........           $25.39             $5.21            $2.54   $4.93 - $47.90

  The accompanying notes are an integral part of these financial statements.

                                                       MSF WESTERN ASSET
MSF HARRIS OAKMARK      MSF FI       MSF LOOMIS SAYLES    MANAGEMENT          MSF BLACKROCK
  FOCUSED VALUE      VALUE LEADERS       SMALL CAP      U.S. GOVERNMENT  LEGACY LARGE CAP GROWTH MSF DAVIS VENTURE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        VALUE SUBACCOUNT
------------------  ---------------- ----------------- ----------------- ----------------------- -----------------
 $     28,479,336   $     19,803,992 $     31,763,913  $      5,248,908     $     38,118,616     $     63,694,424
               --                 --               --                --                   --                   --

               --                 --               --                --                   --                   --
 ----------------   ---------------- ----------------  ----------------     ----------------     ----------------
       28,479,336         19,803,992       31,763,913         5,248,908           38,118,616           63,694,424
 ----------------   ---------------- ----------------  ----------------     ----------------     ----------------
               --                 --               --                --                   --                   --

               23                 54               10                67                   24                   17
 ----------------   ---------------- ----------------  ----------------     ----------------     ----------------
               23                 54               10                67                   24                   17
 ----------------   ---------------- ----------------  ----------------     ----------------     ----------------

 $     28,479,313   $     19,803,938 $     31,763,903  $      5,248,841     $     38,118,592     $     63,694,407
 ================   ================ ================  ================     ================     ================
        7,543,367          5,964,174        8,686,276         3,044,141           11,489,750           15,849,913
            $3.78              $3.32            $3.66             $1.72               $ 3.32                $4.02

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                 MSF WESTERN ASSET
                                     MANAGEMENT                MSF FI          MSF JENNISON    MSF FI MID CAP
                            STRATEGIC BOND OPPORTUNITIES INTERNATIONAL STOCK      GROWTH       OPPORTUNITIES
                                     SUBACCOUNT              SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                            ---------------------------- ------------------- ---------------- ----------------
ASSETS:
 Investments at fair value.       $     13,291,144        $      7,395,260   $        373,688 $      1,077,572
 Other receivables.........                     --                      --                 --               --
 Due from Metropolitan Life
   Insurance Company.......                     --                      --                 --               --
                                  ----------------        ----------------   ---------------- ----------------
     Total Assets..........             13,291,144               7,395,260            373,688        1,077,572
                                  ----------------        ----------------   ---------------- ----------------
LIABILITIES:
 Other payables............                     --                      --                 --               --
 Due to Metropolitan Life
   Insurance Company.......                     47                      31                 --               24
                                  ----------------        ----------------   ---------------- ----------------
     Total Liabilities.....                     47                      31                 --               24
                                  ----------------        ----------------   ---------------- ----------------

NET ASSETS.................       $     13,291,097        $      7,395,229   $        373,688 $      1,077,548
                                  ================        ================   ================ ================
 Units outstanding.........              6,055,761               3,618,640            675,749          526,638
 Unit value (accumulation).                 $ 2.19                   $2.04              $0.55            $2.05

  The accompanying notes are an integral part of these financial statements.

  MSF RUSSELL       MSF METLIFE    MSF METLIFE MID CAP MSF MORGAN STANLEY MSF LEHMAN BROTHERS  MSF NEUBERGER BERMAN
  2000 INDEX        STOCK INDEX        STOCK INDEX         EAFE INDEX     AGGREGATE BOND INDEX    MID CAP VALUE
  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
----------------  ---------------- ------------------- ------------------ -------------------- --------------------
$      2,496,896  $     19,936,464  $      2,684,364    $      3,001,327    $      2,259,392     $      5,413,246
              --                --                --                  --                  --                   --
              --                --                --                  --                  --                   --
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
       2,496,896        19,936,464         2,684,364           3,001,327           2,259,392            5,413,246
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
              --                --                --                  --                  --                   --
               8                57                16                  23                  58                   45
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
               8                57                16                  23                  58                   45
----------------  ----------------  ----------------    ----------------    ----------------     ----------------

$      2,496,888  $     19,936,407  $      2,684,348    $      3,001,304    $      2,259,334     $      5,413,201
================  ================  ================    ================    ================     ================
       1,394,194         4,213,449         1,615,495           1,789,208           1,627,912            2,020,919
           $1.79     $4.49 - $4.75             $1.66               $1.68               $1.39                $2.68

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                            MSF FRANKLIN TEMPLETON  MSF BLACKROCK   MSF HARRIS OAKMARK  MSF BLACKROCK
                               SMALL CAP GROWTH    LARGE CAP VALUE   LARGE CAP VALUE   STRATEGIC VALUE
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                            ---------------------- ---------------- ------------------ ----------------
ASSETS:
 Investments at fair value.    $        715,645    $      1,240,886  $      1,314,377  $      9,628,842
 Other receivables.........                  --                  --                --                --
 Due from Metropolitan Life
   Insurance Company.......                  --                  --                --                --
                               ----------------    ----------------  ----------------  ----------------
     Total Assets..........             715,645           1,240,886         1,314,377         9,628,842
                               ----------------    ----------------  ----------------  ----------------
LIABILITIES:
 Other payables............                  --                  --                --                --
 Due to Metropolitan Life
   Insurance Company.......                  57                  41                56                67
                               ----------------    ----------------  ----------------  ----------------
     Total Liabilities.....                  57                  41                56                67
                               ----------------    ----------------  ----------------  ----------------

NET ASSETS.................    $        715,588    $      1,240,845  $      1,314,321  $      9,628,775
                               ================    ================  ================  ================
 Units outstanding.........             638,144             838,835           928,569         4,660,179
 Unit value (accumulation).               $1.12               $1.48             $1.42             $2.07

  The accompanying notes are an integral part of these financial statements.

                                                                                         MSF METLIFE
MSF T. ROWE PRICE MSF T. ROWE PRICE MSF OPPENHEIMER    MSF BLACKROCK    MSF BLACKROCK    CONSERVATIVE
LARGE CAP GROWTH  SMALL CAP GROWTH   GLOBAL EQUITY   AGGRESSIVE GROWTH   DIVERSIFIED      ALLOCATION
   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------- ----------------- ---------------- ----------------- --------------- ----------------
$      1,410,521  $        291,965  $        764,080 $        199,634  $       178,206 $        189,070
              --                --                --               --               --               --
              --                --                --               --               --               --
----------------  ----------------  ---------------- ----------------  --------------- ----------------
       1,410,521           291,965           764,080          199,634          178,206          189,070
----------------  ----------------  ---------------- ----------------  --------------- ----------------
              --                --                --               --               --               --
              47                68                --               48               43               45
----------------  ----------------  ---------------- ----------------  --------------- ----------------
              47                68                --               48               43               45
----------------  ----------------  ---------------- ----------------  --------------- ----------------

$      1,410,474  $        291,897  $        764,080 $        199,586  $       178,163 $        189,025
================  ================  ================ ================  =============== ================
          92,365            18,251            37,573            3,917            4,028           16,703
          $15.27            $15.99            $20.34           $50.95           $44.23           $11.32

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                      MSF METLIFE                          MSF METLIFE
                                    CONSERVATIVE TO                        MODERATE TO      MSF METLIFE
                                       MODERATE          MSF METLIFE       AGGRESSIVE       AGGRESSIVE
                                      ALLOCATION     MODERATE ALLOCATION   ALLOCATION       ALLOCATION
                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                    ---------------- ------------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $      1,330,620  $      4,219,323   $      2,615,944 $        976,183
 Other receivables.................               --                --                 --               --
 Due from Metropolitan Life
   Insurance Company...............               --                --                 --               --
                                    ----------------  ----------------   ---------------- ----------------
     Total Assets..................        1,330,620         4,219,323          2,615,944          976,183
                                    ----------------  ----------------   ---------------- ----------------
LIABILITIES:
 Other payables....................               --                --                 --               --
 Due to Metropolitan Life Insurance
   Company.........................               44                --                 --               --
                                    ----------------  ----------------   ---------------- ----------------
     Total Liabilities.............               44                --                 --               --
                                    ----------------  ----------------   ---------------- ----------------

NET ASSETS......................... $      1,330,576  $      4,219,323   $      2,615,944 $        976,183
                                    ================  ================   ================ ================
 Units outstanding.................          113,293           345,479            206,402           75,279
 Unit value (accumulation).........           $11.74            $12.21             $12.67           $12.97

  The accompanying notes are an integral part of these financial statements.



     MSF FI       FIDELITY VIP      FIDELITY VIP   MIST LORD ABBETT    MIST PIMCO        MIST RCM
   LARGE CAP      EQUITY-INCOME       OVERSEAS      BOND DEBENTURE    TOTAL RETURN      TECHNOLOGY
   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$        173,165 $     45,412,953 $     29,203,086 $      2,770,204 $      7,629,988 $        598,926
              --               --               --               --               --               --

              --               --               --               --               --               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         173,165       45,412,953       29,203,086        2,770,204        7,629,988          598,926
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
              --               --               --               --               --               --

              40               59               83               23               43               80
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
              40               59               83               23               43               80
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$        173,125 $     45,412,894 $     29,203,003 $      2,770,181 $      7,629,945 $        598,846
================ ================ ================ ================ ================ ================
           9,736        6,818,806        7,439,814        1,444,635        5,704,698          932,213
          $17.78            $6.66            $3.93            $1.92            $1.34            $0.64

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                    MIST T. ROWE PRICE MIST MFS RESEARCH   MIST LAZARD      MIST MET/AIM
                                      MID CAP GROWTH     INTERNATIONAL       MID-CAP      SMALL CAP GROWTH
                                        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                    ------------------ ----------------- ---------------- ----------------
ASSETS:
 Investments at fair value.........  $      2,970,282  $      2,697,640  $        887,722 $        478,306
 Other receivables.................                --                --                --               --
 Due from Metropolitan Life
   Insurance Company...............                --                --                --               --
                                     ----------------  ----------------  ---------------- ----------------
     Total Assets..................         2,970,282         2,697,640           887,722          478,306
                                     ----------------  ----------------  ---------------- ----------------
LIABILITIES:
 Other payables....................                --                --                --               --
 Due to Metropolitan Life Insurance
   Company.........................                32                31                25               40
                                     ----------------  ----------------  ---------------- ----------------
     Total Liabilities.............                32                31                25               40
                                     ----------------  ----------------  ---------------- ----------------

NET ASSETS.........................  $      2,970,250  $      2,697,609  $        887,697 $        478,266
                                     ================  ================  ================ ================
 Units outstanding.................         3,030,185         1,483,739           564,267          297,398
 Unit value (accumulation).........             $0.98             $1.82             $1.57            $1.61

  The accompanying notes are an integral part of these financial statements.

MIST HARRIS OAKMARK MIST LEGG MASON PARTNERS MIST NEUBERGER BERMAN   MIST OPPENHEIMER   MIST LEGG MASON   MIST CYCLICAL
   INTERNATIONAL       AGGRESSIVE GROWTH          REAL ESTATE      CAPITAL APPRECIATION  VALUE EQUITY      GROWTH ETF
    SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------- ------------------------ --------------------- -------------------- ---------------- ----------------
 $      6,720,996       $        380,967       $      2,478,641      $        215,483   $        459,400 $         38,799
               --                     --                     --                    --                 --               --
               --                     --                     --                    --                 --               --
 ----------------       ----------------       ----------------      ----------------   ---------------- ----------------
        6,720,996                380,967              2,478,641               215,483            459,400           38,799
 ----------------       ----------------       ----------------      ----------------   ---------------- ----------------
               --                     --                     --                    --                 --               --
               57                     30                     17                    34                 --               45
 ----------------       ----------------       ----------------      ----------------   ---------------- ----------------
               57                     30                     17                    34                 --               45
 ----------------       ----------------       ----------------      ----------------   ---------------- ----------------

 $      6,720,939       $        380,937       $      2,478,624      $        215,449   $        459,400 $         38,754
 ================       ================       ================      ================   ================ ================
        3,416,198                479,274                151,768                16,529            481,759            3,256
            $1.97                 $ 0.79                 $16.33                $13.03              $0.95           $11.90

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2007

                                         MIST PIMCO
                                         INFLATION      MIST BLACKROCK     MIST JANUS    AMERICAN FUNDS
                                       PROTECTED BOND   LARGE-CAP CORE       FORTY           GROWTH
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                      ---------------- ---------------- ---------------- --------------
ASSETS:
 Investments at fair value........... $        420,679 $        318,484 $        261,961 $   17,494,999
 Other receivables...................               --               --               --             --
 Due from Metropolitan Life Insurance
   Company...........................               --               --               --             --
                                      ---------------- ---------------- ---------------- --------------
     Total Assets....................          420,679          318,484          261,961     17,494,999
                                      ---------------- ---------------- ---------------- --------------
LIABILITIES:
 Other payables......................               --               --               --             --
 Due to Metropolitan Life Insurance
   Company...........................               23               75               41             43
                                      ---------------- ---------------- ---------------- --------------
     Total Liabilities...............               23               75               41             43
                                      ---------------- ---------------- ---------------- --------------

NET ASSETS........................... $        420,656 $        318,409 $        261,920 $   17,494,956
                                      ================ ================ ================ ==============
 Units outstanding...................           34,598           39,929            1,445      1,039,149
 Unit value (accumulation)...........           $12.16            $7.97          $181.22         $16.84

  The accompanying notes are an integral part of these financial statements.

                                  AMERICAN FUNDS
                AMERICAN FUNDS     GLOBAL SMALL
                GROWTH-INCOME     CAPITALIZATION  AMERICAN FUNDS
                  SUBACCOUNT        SUBACCOUNT    BOND SUBACCOUNT
               ----------------  ---------------- ----------------
               $      9,183,781  $     10,630,674 $        743,908
                             --                --               --
                             --                --               --
               ----------------  ---------------- ----------------
                      9,183,781        10,630,674          743,908
               ----------------  ---------------- ----------------
                             --                --               --
                             28                71               41
               ----------------  ---------------- ----------------
                             28                71               41
               ----------------  ---------------- ----------------

               $      9,183,753  $     10,630,603 $        743,867
               ================  ================ ================
                        802,576         3,066,945           47,928
                         $11.44             $3.47           $15.52

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                               MSF BLACKROCK    MSF BLACKROCK       MSF MFS
                                          MSF ZENITH EQUITY     BOND INCOME     MONEY MARKET      TOTAL RETURN
                                             SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                          -----------------   ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $      1,444,636    $      1,330,500 $      1,175,112 $      1,124,244
                                          ----------------    ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....        1,781,337             379,261          226,699          481,175
   Administrative charges................          746,839             158,384           95,132          201,245
                                          ----------------    ---------------- ---------------- ----------------
     Total expenses......................        2,528,176             537,645          321,831          682,420
                                          ----------------    ---------------- ---------------- ----------------
   Net investment income (loss)..........      (1,083,540)             792,855          853,281          441,824
                                          ----------------    ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --                  --               --        1,721,647
   Realized gains (losses) on sale of
     investments.........................        4,384,590             305,677               --        1,704,547
                                          ----------------    ---------------- ---------------- ----------------
       Net realized gains (losses).......        4,384,590             305,677               --        3,426,194
                                          ----------------    ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................        4,680,470             702,760               --      (2,200,883)
                                          ----------------    ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        9,065,060           1,008,437               --        1,225,311
                                          ----------------    ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      7,981,520    $      1,801,292 $        853,281 $      1,667,135
                                          ================    ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                                      MSF WESTERN ASSET
MSF HARRIS OAKMARK     MSF FI       MSF LOOMIS SAYLES    MANAGEMENT          MSF BLACKROCK         MSF DAVIS
  FOCUSED VALUE     VALUE LEADERS       SMALL CAP      U.S. GOVERNMENT  LEGACY LARGE CAP GROWTH  VENTURE VALUE
    SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ---------------- ----------------- ----------------- ----------------------- ----------------
 $        226,246  $        227,508 $         30,158  $        183,464     $         84,482     $        619,492
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------
          363,013           221,086          340,269            60,920              392,799              712,314
          152,409            92,798          143,019            25,526              165,020              299,092
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------
          515,422           313,884          483,288            86,446              557,819            1,011,406
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------
        (289,176)          (86,376)        (453,130)            97,018            (473,337)            (391,914)
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------
        4,988,676         2,153,850        4,143,404                --                   --                   --

        6,144,163           193,791          555,627           (8,615)          (3,618,024)            7,983,183
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------
       11,132,839         2,347,641        4,699,031           (8,615)          (3,618,024)            7,983,183
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------

     (13,345,820)       (1,477,027)        (526,462)            88,481           10,575,323          (4,884,349)
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------

      (2,212,981)           870,614        4,172,569            79,866            6,957,299            3,098,834
 ----------------  ---------------- ----------------  ----------------     ----------------     ----------------

 $    (2,502,157)  $        784,238 $      3,719,439  $        176,884     $      6,483,962     $      2,706,920
 ================  ================ ================  ================     ================     ================

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                               MSF WESTERN ASSET
                                                   MANAGEMENT                MSF FI          MSF JENNISON    MSF FI MID CAP
                                          STRATEGIC BOND OPPORTUNITIES INTERNATIONAL STOCK      GROWTH       OPPORTUNITIES
                                                   SUBACCOUNT              SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                          ---------------------------- ------------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends.............................       $        407,217        $         93,830   $          1,554 $             --
                                                ----------------        ----------------   ---------------- ----------------
EXPENSES:
   Mortality and expense risk
     charges.............................                139,571                  80,247              3,555           11,561
   Administrative charges................                 58,422                  33,705              1,475            4,858
                                                ----------------        ----------------   ---------------- ----------------
     Total expenses......................                197,993                 113,952              5,030           16,419
                                                ----------------        ----------------   ---------------- ----------------
   Net investment income (loss)..........                209,224                (20,122)            (3,476)         (16,419)
                                                ----------------        ----------------   ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........                 14,042                 455,822             13,029               --
   Realized gains (losses) on sale of
     investments.........................                594,259               1,065,613             35,349          221,439
                                                ----------------        ----------------   ---------------- ----------------
       Net realized gains (losses).......                608,301               1,521,435             48,378          221,439
                                                ----------------        ----------------   ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................              (442,712)               (748,154)            (9,662)        (119,294)
                                                ----------------        ----------------   ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............                165,589                 773,281             38,716          102,145
                                                ----------------        ----------------   ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations...........       $        374,813        $        753,159   $         35,240 $         85,726
                                                ================        ================   ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

  MSF RUSSELL       MSF METLIFE    MSF METLIFE MID CAP MSF MORGAN STANLEY MSF LEHMAN BROTHERS  MSF NEUBERGER BERMAN
  2000 INDEX        STOCK INDEX        STOCK INDEX         EAFE INDEX     AGGREGATE BOND INDEX    MID CAP VALUE
  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
----------------  ---------------- ------------------- ------------------ -------------------- --------------------
$         31,594  $        244,784  $         16,438    $         65,032    $        104,645     $         23,384
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
          34,219           219,433            28,615              32,178              21,322               65,558
          14,404            92,011            12,019              13,517               8,906               27,562
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
          48,623           311,444            40,634              45,695              30,228               93,120
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
        (17,029)          (66,660)          (24,196)              19,337              74,417             (69,736)
----------------  ----------------  ----------------    ----------------    ----------------     ----------------

         342,414           484,861           125,830              39,362                  --              221,145
         469,006         1,011,859           249,326             679,362            (28,165)              558,669
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
         811,420         1,496,720           375,156             718,724            (28,165)              779,814
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
       (798,046)         (461,241)         (165,730)           (438,616)              60,177            (480,173)
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
          13,374         1,035,479           209,426             280,108              32,012              299,641
----------------  ----------------  ----------------    ----------------    ----------------     ----------------
$        (3,655)  $        968,819  $        185,230    $        299,445    $        106,429     $        229,905
================  ================  ================    ================    ================     ================

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                           MSF FRANKLIN TEMPLETON  MSF BLACKROCK    MSF BLACKROCK   MSF HARRIS OAKMARK
                                              SMALL CAP GROWTH       LARGE CAP     LARGE CAP VALUE   LARGE CAP VALUE
                                                 SUBACCOUNT        SUBACCOUNT (A)    SUBACCOUNT         SUBACCOUNT
                                           ---------------------- ---------------- ---------------- ------------------
INVESTMENT INCOME:
   Dividends..............................    $             --    $          4,482 $         12,618  $         11,396
                                              ----------------    ---------------- ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges.....               8,713               1,157           13,116            15,486
   Administrative charges.................               3,654                 487            5,522             6,515
                                              ----------------    ---------------- ----------------  ----------------
     Total expenses.......................              12,367               1,644           18,638            22,001
                                              ----------------    ---------------- ----------------  ----------------
   Net investment income (loss)...........            (12,367)               2,838          (6,020)          (10,605)
                                              ----------------    ---------------- ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions............              68,247                  --           54,947            47,730
   Realized gains (losses) on sale of
     investments..........................              67,017              89,665           70,965           141,029
                                              ----------------    ---------------- ----------------  ----------------
       Net realized gains (losses)........             135,264              89,665          125,912           188,759
                                              ----------------    ---------------- ----------------  ----------------
   Change in unrealized gains (losses) on
     investments..........................            (84,680)            (75,498)         (96,478)         (238,689)
                                              ----------------    ---------------- ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments..............              50,584              14,167           29,434          (49,930)
                                              ----------------    ---------------- ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations............    $         38,217    $         17,005 $         23,414  $       (60,535)
                                              ================    ================ ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

 MSF BLACKROCK    MSF T. ROWE PRICE MSF T. ROWE PRICE MSF OPPENHEIMER    MSF BLACKROCK      MSF BLACKROCK
STRATEGIC VALUE   LARGE CAP GROWTH  SMALL CAP GROWTH   GLOBAL EQUITY   AGGRESSIVE GROWTH     DIVERSIFIED
  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
----------------  ----------------- ----------------- ---------------- -----------------   ----------------
$         39,394  $          2,967  $             --  $          6,626 $             --    $          1,293
----------------  ----------------  ----------------  ---------------- ----------------    ----------------
         117,655            14,715             3,132             7,391              862               1,197
          49,346             6,196             1,319             3,112              363                 504
----------------  ----------------  ----------------  ---------------- ----------------    ----------------
         167,001            20,911             4,451            10,503            1,225               1,701
----------------  ----------------  ----------------  ---------------- ----------------    ----------------
       (127,607)          (17,944)           (4,451)           (3,877)          (1,225)               (408)
----------------  ----------------  ----------------  ---------------- ----------------    ----------------
       1,513,005            13,686                --            10,987               --                  --

       1,252,552           156,186            10,608            32,846            7,127               6,283
----------------  ----------------  ----------------  ---------------- ----------------    ----------------
       2,765,557           169,872            10,608            43,833            7,127               6,283
----------------  ----------------  ----------------  ---------------- ----------------    ----------------

     (3,062,548)          (43,333)            18,318           (3,694)            7,776             (2,045)
----------------  ----------------  ----------------  ---------------- ----------------    ----------------

       (296,991)           126,539            28,926            40,139           14,903               4,238
----------------  ----------------  ----------------  ---------------- ----------------    ----------------

$      (424,598)  $        108,595  $         24,475  $         36,262 $         13,678    $          3,830
================  ================  ================  ================ ================    ================

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                             MSF METLIFE                       MSF METLIFE
                                            MSF METLIFE    CONSERVATIVE TO    MSF METLIFE      MODERATE TO
                                            CONSERVATIVE      MODERATE         MODERATE        AGGRESSIVE
                                             ALLOCATION      ALLOCATION       ALLOCATION       ALLOCATION
                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $             -- $             -- $            260 $            705
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....            1,610           11,766           32,157           22,501
   Administrative charges................              678            4,954           13,540            9,474
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................            2,288           16,720           45,697           31,975
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........          (2,288)         (16,720)         (45,437)         (31,270)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               43            2,001            4,684            2,820
   Realized gains (losses) on sale of
     investments.........................            5,632           27,987          128,176          147,499
                                          ---------------- ---------------- ---------------- ----------------
       Net realized gains (losses).......            5,675           29,988          132,860          150,319
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................            4,807           25,306          (6,812)         (82,747)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............           10,482           55,294          126,048           67,572
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $          8,194 $         38,574 $         80,611 $         36,302
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

  MSF METLIFE
  AGGRESSIVE           MSF FI       FIDELITY VIP      FIDELITY VIP   MIST LORD ABBETT    MIST PIMCO
  ALLOCATION         LARGE CAP      EQUITY-INCOME       OVERSEAS      BOND DEBENTURE    TOTAL RETURN
  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------  ---------------- ---------------- ---------------- ---------------- ----------------
$            689  $             -- $        870,489 $      1,014,686 $        165,408 $        284,675
----------------  ---------------- ---------------- ---------------- ---------------- ----------------
           9,609             1,256          534,820          295,779           29,031           78,885
           4,045               529          224,506          124,155           12,191           33,146
----------------  ---------------- ---------------- ---------------- ---------------- ----------------
          13,654             1,785          759,326          419,934           41,222          112,031
----------------  ---------------- ---------------- ---------------- ---------------- ----------------
        (12,965)           (1,785)          111,163          594,752          124,186          172,644
----------------  ---------------- ---------------- ---------------- ---------------- ----------------
           1,982             2,928        3,836,444        2,169,720            3,990               --

          92,076                76        3,286,928        3,882,320           15,416         (13,077)
----------------  ---------------- ---------------- ---------------- ---------------- ----------------
          94,058             3,004        7,123,372        6,052,040           19,406         (13,077)
----------------  ---------------- ---------------- ---------------- ---------------- ----------------

        (65,921)           (2,329)      (6,432,256)      (2,075,943)           13,134          301,724
----------------  ---------------- ---------------- ---------------- ---------------- ----------------

          28,137               675          691,116        3,976,097           32,540          288,647
----------------  ---------------- ---------------- ---------------- ---------------- ----------------

$         15,172  $        (1,110) $        802,279 $      4,570,849 $        156,726 $        461,291
================  ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                   MIST RCM     MIST T. ROWE PRICE MIST MFS RESEARCH   MIST LAZARD
                                                  TECHNOLOGY      MID CAP GROWTH     INTERNATIONAL       MID-CAP
                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                               ---------------- ------------------ ----------------- ---------------
INVESTMENT INCOME:
   Dividends.................................. $             --  $             29  $         33,875  $         3,422
                                               ----------------  ----------------  ----------------  ---------------
EXPENSES:
   Mortality and expense risk charges.........            3,892            28,334            25,293            9,609
   Administrative charges.....................            1,639            11,895            10,615            4,035
                                               ----------------  ----------------  ----------------  ---------------
     Total expenses...........................            5,531            40,229            35,908           13,644
                                               ----------------  ----------------  ----------------  ---------------
   Net investment income (loss)...............          (5,531)          (40,200)           (2,033)         (10,222)
                                               ----------------  ----------------  ----------------  ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions................           13,398           133,001           383,511           85,358
   Realized gains (losses) on sale of
     investments..............................           65,019           398,612           147,387           12,551
                                               ----------------  ----------------  ----------------  ---------------
       Net realized gains (losses)............           78,417           531,613           530,898           97,909
                                               ----------------  ----------------  ----------------  ---------------
   Change in unrealized gains (losses) on
     investments..............................           26,050          (61,904)         (228,427)        (134,026)
                                               ----------------  ----------------  ----------------  ---------------
   Net realized and unrealized gains (losses)
     on investments...........................          104,467           469,709           302,471         (36,117)
                                               ----------------  ----------------  ----------------  ---------------
   Net increase (decrease) in net assets
     resulting from operations................ $         98,936  $        429,509  $        300,438  $      (46,339)
                                               ================  ================  ================  ===============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

  MIST MET/AIM    MIST HARRIS OAKMARK MIST LEGG MASON PARTNERS MIST NEUBERGER BERMAN   MIST OPPENHEIMER   MIST LEGG MASON
SMALL CAP GROWTH     INTERNATIONAL       AGGRESSIVE GROWTH          REAL ESTATE      CAPITAL APPRECIATION  VALUE EQUITY
   SUBACCOUNT         SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
----------------  ------------------- ------------------------ --------------------- -------------------- ----------------
$             --   $         73,406      $               -       $         51,642      $             --   $             20
----------------   ----------------      -----------------       ----------------      ----------------   ----------------
           4,736             78,328                  4,552                 43,080                 2,134              5,647
           1,993             32,935                  1,916                 18,131                   898              2,378
----------------   ----------------      -----------------       ----------------      ----------------   ----------------
           6,729            111,263                  6,468                 61,211                 3,032              8,025
----------------   ----------------      -----------------       ----------------      ----------------   ----------------
         (6,729)           (37,857)                (6,468)                (9,569)               (3,032)            (8,005)
----------------   ----------------      -----------------       ----------------      ----------------   ----------------

           6,993            684,419                 45,170                499,396                12,457                660
          44,229            758,588                (6,212)                600,859                11,070             13,797
----------------   ----------------      -----------------       ----------------      ----------------   ----------------
          51,222          1,443,007                 38,958              1,100,255                23,527             14,457
----------------   ----------------      -----------------       ----------------      ----------------   ----------------
           5,356        (1,543,344)               (28,030)            (1,751,886)                 5,385           (45,273)
----------------   ----------------      -----------------       ----------------      ----------------   ----------------
          56,578          (100,337)                 10,928              (651,631)                28,912           (30,816)
----------------   ----------------      -----------------       ----------------      ----------------   ----------------
$         49,849   $      (138,194)      $           4,460       $      (661,200)      $         25,880   $       (38,821)
================   ================      =================       ================      ================   ================

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                              MIST CYCLICAL      MIST PIMCO
                                           MIST CYCLICAL       GROWTH AND        INFLATION      MIST BLACKROCK
                                            GROWTH ETF         INCOME ETF      PROTECTED BOND   LARGE-CAP CORE
                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT     SUBACCOUNT (B)
                                          ----------------   ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $             --   $             -- $          5,689 $             --
                                          ----------------   ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....              248                 64            2,598            1,989
   Administrative charges................              104                 29            1,094              845
                                          ----------------   ---------------- ---------------- ----------------
     Total expenses......................              352                 93            3,692            2,834
                                          ----------------   ---------------- ---------------- ----------------
   Net investment income (loss)..........            (352)               (93)            1,997          (2,834)
                                          ----------------   ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --                 --               --               --
   Realized gains (losses) on sale of
     investments.........................              408                789            1,802            6,267
                                          ----------------   ---------------- ---------------- ----------------
       Net realized gains (losses).......              408                789            1,802            6,267
                                          ----------------   ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................            (919)               (63)           23,471          (2,863)
                                          ----------------   ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............            (511)                726           25,273            3,404
                                          ----------------   ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $          (863)   $            633 $         27,270 $            570
                                          ================   ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                                     AMERICAN FUNDS
   MIST JANUS      AMERICAN FUNDS   AMERICAN FUNDS    GLOBAL SMALL    AMERICAN FUNDS
     FORTY             GROWTH       GROWTH-INCOME    CAPITALIZATION        BOND
 SUBACCOUNT (B)      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------  ---------------- ---------------- ---------------- ----------------
$             --  $        137,962 $        146,198 $        258,204 $         47,618
----------------  ---------------- ---------------- ---------------- ----------------
             362           207,000          120,706          102,346            6,740
             152            85,482           49,921           42,092            2,771
----------------  ---------------- ---------------- ---------------- ----------------
             514           292,482          170,627          144,438            9,511
----------------  ---------------- ---------------- ---------------- ----------------
           (514)         (154,520)         (24,429)          113,766           38,107
----------------  ---------------- ---------------- ---------------- ----------------

              --         1,255,606          339,280          597,373               --
         (1,133)         3,150,134        1,362,114        1,932,629          (4,567)
----------------  ---------------- ---------------- ---------------- ----------------
         (1,133)         4,405,740        1,701,394        2,530,002          (4,567)
----------------  ---------------- ---------------- ---------------- ----------------
           7,532       (2,602,504)      (1,258,133)      (1,636,304)         (23,104)
----------------  ---------------- ---------------- ---------------- ----------------
           6,399         1,803,236          443,261          893,698         (27,671)
----------------  ---------------- ---------------- ---------------- ----------------
$          5,885  $      1,648,716 $        418,832 $      1,007,464 $         10,436
================  ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                           MSF ZENITH                 MSF BLACKROCK               MSF BLACKROCK
                                             EQUITY                    BOND INCOME                MONEY MARKET
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2007          2006          2007          2006          2007          2006
                                       ----          ----          ----          ----          ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (1,083,540) $ (1,718,994) $     792,855 $   2,326,864 $     853,281 $     908,595
 Net realized gains (losses)......     4,384,590   (5,351,882)       305,677       434,362            --            --
 Change in unrealized gains
   (losses) on investments........     4,680,470    20,844,181       702,760   (1,381,456)            --            --
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease) in net
   assets resulting from
   operations.....................     7,981,520    13,773,305     1,801,292     1,379,770       853,281       908,595
                                   ------------- ------------- ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners................     2,174,828     2,063,800       761,722       470,303       512,998       683,668
 Net transfers (including fixed
   account).......................   (7,163,948)   (7,833,175)       210,737   (1,431,387)     7,805,672     9,022,121
 Contract charges.................     (156,348)     (185,321)      (23,639)      (30,852)      (20,964)      (25,739)
 Transfers for contract benefits
   and terminations...............  (41,959,944)  (39,393,036)  (10,638,250)  (13,197,606)  (12,207,615)  (13,394,773)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....  (47,105,412)  (45,347,732)   (9,689,430)  (14,189,542)   (3,909,909)   (3,714,723)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets..................  (39,123,892)  (31,574,427)   (7,888,138)  (12,809,772)   (3,056,628)   (2,806,128)
NET ASSETS:
 Beginning of period..............   201,535,593   233,110,020    43,924,380    56,734,152    24,889,366    27,695,494
                                   ------------- ------------- ------------- ------------- ------------- -------------
 End of period.................... $ 162,411,701 $ 201,535,593 $  36,036,242 $  43,924,380 $  21,832,738 $  24,889,366
                                   ============= ============= ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

          MSF MFS               MSF HARRIS OAKMARK               MSF FI               MSF LOOMIS SAYLES
       TOTAL RETURN                FOCUSED VALUE              VALUE LEADERS               SMALL CAP
        SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
--------------------------- --------------------------- ------------------------- -------------------------
    2007          2006          2007          2006          2007         2006         2007         2006
    ----          ----          ----          ----          ----         ----         ----         ----
$     441,824 $   1,376,524 $   (289,176) $   (508,903) $   (86,376) $   (54,917) $  (453,130) $  (537,516)
    3,426,194     1,144,076    11,132,839    11,898,976    2,347,641     (38,279)    4,699,031    4,513,734

  (2,200,883)     3,344,791  (13,345,820)   (6,541,247)  (1,477,027)    2,794,676    (526,462)    1,652,660
------------- ------------- ------------- ------------- ------------ ------------ ------------ ------------


    1,667,135     5,865,391   (2,502,157)     4,848,826      784,238    2,701,480    3,719,439    5,628,878
------------- ------------- ------------- ------------- ------------ ------------ ------------ ------------

      693,612       597,753       772,265       717,963      308,795      323,035      674,946      518,894

    (701,807)   (1,860,341)   (3,929,485)   (3,820,988)  (1,071,499)  (1,443,307)    (677,018)    (942,967)
     (32,260)      (38,886)      (22,870)      (29,457)     (15,682)     (19,039)     (23,777)     (28,470)

 (12,302,776)  (12,873,822)  (11,302,086)  (12,095,132)  (5,464,337)  (5,520,760)  (9,076,162)  (8,723,216)
------------- ------------- ------------- ------------- ------------ ------------ ------------ ------------


 (12,343,231)  (14,175,296)  (14,482,176)  (15,227,614)  (6,242,723)  (6,660,071)  (9,102,011)  (9,175,759)
------------- ------------- ------------- ------------- ------------ ------------ ------------ ------------

 (10,676,096)   (8,309,905)  (16,984,333)  (10,378,788)  (5,458,485)  (3,958,591)  (5,382,572)  (3,546,881)
   54,741,365    63,051,270    45,463,646    55,842,434   25,262,423   29,221,014   37,146,475   40,693,356
------------- ------------- ------------- ------------- ------------ ------------ ------------ ------------
$  44,065,269 $  54,741,365 $  28,479,313 $  45,463,646 $ 19,803,938 $ 25,262,423 $ 31,763,903 $ 37,146,475
============= ============= ============= ============= ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             MSF WESTERN ASSET MANAGEMENT    MSF BLACKROCK LEGACY          MSF DAVIS VENTURE
                                  U.S. GOVERNMENT              LARGE CAP GROWTH                  VALUE
                                    SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                             ---------------------------- --------------------------- ---------------------------
                                 2007           2006          2007          2006          2007          2006
                                  ----          ----          ----          ----          ----          ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)................... $     97,018   $    209,382  $   (473,337) $   (613,131) $   (391,914) $   (411,458)
 Net realized gains
   (losses).................      (8,615)       (20,612)    (3,618,024)   (5,266,901)     7,983,183     7,088,040
 Change in unrealized gains
   (losses) on
   investments..............       88,481         25,248     10,575,323     7,020,596   (4,884,349)     3,645,528
                              ------------  ------------  ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   operations...............      176,884        214,018      6,483,962     1,140,564     2,706,920    10,322,110
                              ------------  ------------  ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from contract
   owners...................      121,795         87,359        669,013       712,969     1,415,923     1,138,475
 Net transfers (including
   fixed account)...........       35,145      (398,432)    (1,984,120)   (3,220,015)     (865,962)   (1,476,356)
 Contract charges...........      (3,097)        (4,402)       (31,487)      (39,270)      (47,637)      (56,820)
 Transfers for contract
   benefits and
   terminations.............  (2,389,509)    (3,188,498)   (11,701,640)  (11,427,015)  (22,047,303)  (20,822,939)
                              ------------  ------------  ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions....  (2,235,666)    (3,503,973)   (13,048,234)  (13,973,331)  (21,544,979)  (21,217,640)
                              ------------  ------------  ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets...............  (2,058,782)    (3,289,955)    (6,564,272)  (12,832,767)  (18,838,059)  (10,895,530)
NET ASSETS:
 Beginning of period........    7,307,623     10,597,578     44,682,864    57,515,631    82,532,466    93,427,996
                              ------------  ------------  ------------- ------------- ------------- -------------
 End of period.............. $  5,248,841   $  7,307,623  $  38,118,592 $  44,682,864 $  63,694,407 $  82,532,466
                              ============  ============  ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT          MSF FI                MSF JENNISON           MSF FI MID CAP
STRATEGIC BOND OPPORTUNITIES    INTERNATIONAL STOCK            GROWTH               OPPORTUNITIES
       SUBACCOUNT                   SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
---------------------------- ------------------------- ----------------------- -----------------------
    2007           2006          2007         2006        2007        2006        2007        2006
          ----     ----          ----         ----        ----        ----        ----        ----
$    209,224   $    720,968  $   (20,122) $     17,628 $   (3,476) $   (6,936) $  (16,419) $  (23,402)

     608,301        893,858     1,521,435      693,979      48,378      47,267     221,439     196,254


   (442,712)      (991,595)     (748,154)      699,420     (9,662)    (48,818)   (119,294)    (19,984)
  ------------ ------------  ------------ ------------ ----------- ----------- ----------- -----------


     374,813        623,231       753,159    1,411,027      35,240     (8,487)      85,726     152,868
  ------------ ------------  ------------ ------------ ----------- ----------- ----------- -----------


     599,452        200,165       126,044      150,810      55,783      12,119      12,353      13,615

     453,832         67,027     (298,606)     (88,924)    (22,418)      63,200      52,425   (156,805)
     (6,875)        (9,079)       (5,467)      (6,593)       (306)       (396)       (664)       (935)


 (4,270,828)    (5,116,984)   (2,402,482)  (3,239,082)    (81,051)   (171,051)   (457,335)   (673,995)
  ------------ ------------  ------------ ------------ ----------- ----------- ----------- -----------


 (3,224,419)    (4,858,871)   (2,580,511)  (3,183,789)    (47,992)    (96,128)   (393,221)   (818,120)
  ------------ ------------  ------------ ------------ ----------- ----------- ----------- -----------

 (2,849,606)    (4,235,640)   (1,827,352)  (1,772,762)    (12,752)   (104,615)   (307,495)   (665,252)
  16,140,703     20,376,343     9,222,581   10,995,343     386,440     491,055   1,385,043   2,050,295
  ------------ ------------  ------------ ------------ ----------- ----------- ----------- -----------
$ 13,291,097   $ 16,140,703  $  7,395,229 $  9,222,581 $   373,688 $   386,440 $ 1,077,548 $ 1,385,043
  ============ ============  ============ ============ =========== =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         MSF RUSSELL               MSF METLIFE              MSF METLIFE
                                          2000 INDEX               STOCK INDEX          MID CAP STOCK INDEX
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                   ------------------------ ------------------------- -----------------------
                                       2007        2006         2007         2006        2007        2006
                                       ----        ----         ----         ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (17,029) $  (32,446) $   (66,660) $    185,508 $  (24,196) $  (12,019)
 Net realized gains (losses)......      811,420     625,216    1,496,720    1,306,180     375,156     492,918
 Change in unrealized gains
   (losses) on investments........    (798,046)     100,637    (461,241)    1,854,623   (165,730)   (236,392)
                                   ------------ ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets resulting from
   operations.....................      (3,655)     693,407      968,819    3,346,311     185,230     244,507
                                   ------------ ----------- ------------ ------------ ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       64,696     243,269      442,551      315,991      74,791      40,176
 Net transfers (including fixed
   account).......................  (1,298,107)     237,665  (1,168,676)  (1,575,028)     112,467      68,023
 Contract charges.................      (1,633)   (803,506)     (11,927)     (14,550)     (1,197)     (1,423)
 Transfers for contract benefits
   and terminations...............    (900,007)     (1,895)  (5,324,064)  (4,993,760)   (710,252)   (388,338)
                                   ------------ ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (2,135,051)   (324,467)  (6,062,116)  (6,267,347)   (524,191)   (281,562)
                                   ------------ ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets.........................  (2,138,706)     368,940  (5,093,297)  (2,921,036)   (338,961)    (37,055)
NET ASSETS:
 Beginning of period..............    4,635,594   4,266,654   25,029,704   27,950,740   3,023,309   3,060,364
                                   ------------ ----------- ------------ ------------ ----------- -----------
 End of period.................... $  2,496,888 $ 4,635,594 $ 19,936,407 $ 25,029,704 $ 2,684,348 $ 3,023,309
                                   ============ =========== ============ ============ =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   MSF MORGAN STANLEY      MSF LEHMAN BROTHERS      MSF NEUBERGER BERMAN    MSF FRANKLIN TEMPLETON
       EAFE INDEX          AGGREGATE BOND INDEX         MID CAP VALUE          SMALL CAP GROWTH
       SUBACCOUNT               SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
------------------------ ------------------------ ------------------------- -----------------------
    2007        2006        2007         2006         2007         2006        2007        2006
    ----        ----        ----         ----         ----         ----        ----        ----
$     19,337 $     6,271 $    74,417 $    104,276 $   (69,736) $   (87,936) $  (12,367) $  (18,674)
     718,724     302,751    (28,165)     (76,278)      779,814    1,406,723     135,264     235,250

   (438,616)     314,248      60,177       35,423    (480,173)    (638,844)    (84,680)   (121,973)
------------ ----------- ----------- ------------ ------------ ------------ ----------- -----------


     299,445     623,270     106,429       63,421      229,905      679,943      38,217      94,603
------------ ----------- ----------- ------------ ------------ ------------ ----------- -----------

     110,424      44,047      74,800       54,930      168,652      363,481      17,477      18,049

     311,734     888,419     313,335    (401,818)    (710,282)    (474,669)    (55,692)   (161,522)
     (1,365)     (1,135)     (1,239)      (1,686)      (2,801)      (3,454)       (403)       (574)

 (1,217,197)   (473,518)   (894,632)    (860,687)  (1,692,168)  (1,564,674)   (298,204)   (484,619)
------------ ----------- ----------- ------------ ------------ ------------ ----------- -----------


   (796,404)     457,813   (507,736)  (1,209,261)  (2,236,599)  (1,679,316)   (336,822)   (628,666)
------------ ----------- ----------- ------------ ------------ ------------ ----------- -----------

   (496,959)   1,081,083   (401,307)  (1,145,840)  (2,006,694)    (999,373)   (298,605)   (534,063)
   3,498,263   2,417,180   2,660,641    3,806,481    7,419,895    8,419,268   1,014,193   1,548,256
------------ ----------- ----------- ------------ ------------ ------------ ----------- -----------
$  3,001,304 $ 3,498,263 $ 2,259,334 $  2,660,641 $  5,413,201 $  7,419,895 $   715,588 $ 1,014,193
============ =========== =========== ============ ============ ============ =========== ===========


  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                          MSF BLACKROCK           MSF BLACKROCK        MSF HARRIS OAKMARK
                                            LARGE CAP            LARGE CAP VALUE         LARGE CAP VALUE
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                     ----------------------- ----------------------- -----------------------
                                      2007 (A)      2006        2007        2006        2007        2006
                                      --------      ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)....... $     2,838 $     (968) $   (6,020) $   (1,551) $  (10,605) $  (12,996)
 Net realized gains (losses)........      89,665      61,833     125,912     110,560     188,759     161,469
 Change in unrealized gains
   (losses) on investments..........    (75,498)    (13,821)    (96,478)      59,925   (238,689)     140,849
                                     ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from
   operations.......................      17,005      47,044      23,414     168,934    (60,535)     289,322
                                     ----------- ----------- ----------- ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners.............       2,108       5,519      25,746       4,793      41,101      32,614
 Net transfers (including fixed
   account).........................   (380,741)   (101,791)     232,595     589,137    (54,404)   (362,038)
 Contract charges...................        (66)       (165)       (345)       (306)       (733)       (996)
 Transfers for contract benefits and
   terminations.....................    (26,062)    (45,792)   (384,900)   (316,941)   (447,917)   (614,683)
                                     ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.......   (404,761)   (142,229)   (126,904)     276,683   (461,953)   (945,103)
                                     ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets....................   (387,756)    (95,185)   (103,490)     445,617   (522,488)   (655,781)
NET ASSETS:
 Beginning of period................     387,756     482,941   1,344,335     898,718   1,836,809   2,492,590
                                     ----------- ----------- ----------- ----------- ----------- -----------
 End of period...................... $        -- $   387,756 $ 1,240,845 $ 1,344,335 $ 1,314,321 $ 1,836,809
                                     =========== =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MSF BLACKROCK          MSF T. ROWE PRICE       MSF T. ROWE PRICE          MSF OPPENHEIMER
     STRATEGIC VALUE         LARGE CAP GROWTH        SMALL CAP GROWTH            GLOBAL EQUITY
       SUBACCOUNT               SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
------------------------- ----------------------- -----------------------   -----------------------
    2007         2006        2007        2006        2007        2006          2007        2006
    ----         ----        ----        ----        ----        ----          ----        ----
$  (127,607) $  (163,918) $  (17,944) $  (16,083) $   (4,451) $   (3,997)   $   (3,877) $     5,386
   2,765,557    3,883,451     169,872      47,183      10,608      10,685        43,833      57,483

 (3,062,548)  (1,471,363)    (43,333)     110,179      18,318     (6,816)       (3,694)      22,882
------------ ------------ ----------- ----------- ----------- -----------   ----------- -----------


   (424,598)    2,248,170     108,595     141,279      24,475       (128)        36,262      85,751
------------ ------------ ----------- ----------- ----------- -----------   ----------- -----------

     285,830      224,892      37,941      31,053       5,192       2,250        13,041      14,157

   (987,738)  (1,690,643)     221,190     494,451      35,449     301,267       184,440     522,626
     (6,489)      (8,442)       (544)       (463)       (139)       (145)         (419)       (300)

 (3,649,281)  (4,343,470)   (378,193)   (281,468)    (86,571)    (94,098)     (167,141)   (377,621)
------------ ------------ ----------- ----------- ----------- -----------   ----------- -----------


 (4,357,678)  (5,817,663)   (119,606)     243,573    (46,069)     209,274        29,921     158,862
------------ ------------ ----------- ----------- ----------- -----------   ----------- -----------

 (4,782,276)  (3,569,493)    (11,011)     384,852    (21,594)     209,146        66,183     244,613
  14,411,051   17,980,544   1,421,485   1,036,633     313,491     104,345       697,897     453,284
------------ ------------ ----------- ----------- ----------- -----------   ----------- -----------
$  9,628,775 $ 14,411,051 $ 1,410,474 $ 1,421,485 $   291,897 $   313,491   $   764,080 $   697,897
============ ============ =========== =========== =========== ===========   =========== ===========

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                         MSF METLIFE
                                        MSF BLACKROCK           MSF BLACKROCK           CONSERVATIVE
                                      AGGRESSIVE GROWTH          DIVERSIFIED             ALLOCATION
                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                   ----------------------- ----------------------- -----------------------
                                      2007        2006        2007        2006        2007           2006
                                      ----        ----        ----        ----        ----           ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (1,225) $   (1,451) $     (408) $       409 $   (2,288)    $     1,102
 Net realized gains (losses)......       7,127      11,241       6,283         737       5,675            809
 Change in unrealized gains
   (losses) on investments........       7,776     (7,695)     (2,045)       3,573       4,807            726
                                   ----------- ----------- ----------- ----------- -----------    -----------
 Net increase (decrease) in net
   assets resulting from
   operations.....................      13,678       2,095       3,830       4,719       8,194          2,637
                                   ----------- ----------- ----------- ----------- -----------    -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       2,195       1,963         809         250         290         10,000
 Net transfers (including
   fixed account).................     140,979      49,591     113,064      36,990     115,164         17,947
 Contract charges.................        (52)        (61)        (69)        (78)       (118)           (49)
 Transfers for contract benefits
   and terminations...............    (29,340)    (72,430)         107    (14,485)     (4,448)        (3,669)
                                   ----------- ----------- ----------- ----------- -----------    -----------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....     113,782    (20,937)     113,911      22,677     110,888         24,229
                                   ----------- ----------- ----------- ----------- -----------    -----------
 Net increase (decrease)
   in net assets..................     127,460    (18,842)     117,741      27,396     119,082         26,866
NET ASSETS:
 Beginning of period..............      72,126      90,968      60,422      33,026      69,943         43,077
                                   ----------- ----------- ----------- ----------- -----------    -----------
 End of period.................... $   199,586 $    72,126 $   178,163 $    60,422 $   189,025    $    69,943
                                   =========== =========== =========== =========== ===========    ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MSF METLIFE             MSF METLIFE             MSF METLIFE             MSF METLIFE
    CONSERVATIVE TO            MODERATE               MODERATE TO             AGGRESSIVE
  MODERATE ALLOCATION         ALLOCATION         AGGRESSIVE ALLOCATION        ALLOCATION
      SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
----------------------- ----------------------- ----------------------- -----------------------
   2007        2006        2007        2006        2007        2006        2007        2006
   ----        ----        ----        ----        ----        ----        ----        ----
$  (16,720) $   (3,664) $  (45,437) $     3,632 $  (31,270) $     (696) $  (12,965) $   (3,306)
     29,988       1,232     132,860      17,756     150,319      57,818      94,058     (2,211)

     25,306      49,372     (6,812)     120,907    (82,747)     145,002    (65,921)      95,968
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------


     38,574      46,940      80,611     142,295      36,302     202,124      15,172      90,451
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

      3,520      33,236     104,992      49,399     454,535      48,681      27,961      17,916

    242,433     992,974   2,658,049   2,304,715     808,633   1,756,979     297,074     960,151
      (419)        (93)     (1,426)       (601)     (1,135)       (665)       (498)       (151)

   (32,881)    (16,729)   (956,676)   (753,598)   (976,720)   (113,058)   (258,761)   (238,731)
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------


    212,653   1,009,388   1,804,939   1,599,915     285,313   1,691,937      65,776     739,185
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

    251,227   1,056,328   1,885,550   1,742,210     321,615   1,894,061      80,948     829,636
  1,079,349      23,021   2,333,773     591,563   2,294,329     400,268     895,235      65,599
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
$ 1,330,576 $ 1,079,349 $ 4,219,323 $ 2,333,773 $ 2,615,944 $ 2,294,329 $   976,183 $   895,235
=========== =========== =========== =========== =========== =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         MSF FI                 FIDELITY VIP               FIDELITY VIP
                                        LARGE CAP               EQUITY-INCOME                OVERSEAS
                                       SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                 ----------------------- --------------------------- -------------------------
                                    2007      2006 (B)       2007          2006          2007         2006
                                    ----      --------       ----          ----          ----         ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)....................... $   (1,785) $      (13) $     111,163 $   1,227,995 $    594,752 $  (137,084)
 Net realized gains (losses)....       3,004         (8)     7,123,372     8,494,979    6,052,040    1,881,713
 Change in unrealized gains
   (losses) on investments......     (2,329)         132   (6,432,256)       929,239  (2,075,943)    3,224,228
                                 ----------- ----------- ------------- ------------- ------------ ------------
 Net increase (decrease) in net
   assets resulting from
   operations...................     (1,110)         111       802,279    10,652,213    4,570,849    4,968,857
                                 ----------- ----------- ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners.........          --          --       917,719       762,504      212,390      378,047
 Net transfers (including fixed
   account).....................     171,468       1,648   (2,203,896)   (2,070,818)    (236,516)    (776,155)
 Contract charges...............        (11)          --      (36,776)      (43,425)     (21,954)     (24,610)
 Transfers for contract benefits
   and terminations.............       1,000          19  (16,009,713)  (12,295,619)  (7,492,224)  (6,989,586)
                                 ----------- ----------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions...     172,457       1,667  (17,332,666)  (13,647,358)  (7,538,304)  (7,412,304)
                                 ----------- ----------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets................     171,347       1,778  (16,530,387)   (2,995,145)  (2,967,455)  (2,443,447)
NET ASSETS:
 Beginning of period............       1,778          --    61,943,281    64,938,426   32,170,458   34,613,905
                                 ----------- ----------- ------------- ------------- ------------ ------------
 End of period.................. $   173,125 $     1,778 $  45,412,894 $  61,943,281 $ 29,203,003 $ 32,170,458
                                 =========== =========== ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

    MIST LORD ABBETT             MIST PIMCO                MIST RCM              MIST T. ROWE PRICE
     BOND DEBENTURE             TOTAL RETURN              TECHNOLOGY               MID CAP GROWTH
       SUBACCOUNT                SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
------------------------  ------------------------- -----------------------    -----------------------
    2007         2006         2007         2006        2007        2006           2007        2006
    ----         ----         ----         ----        ----        ----           ----        ----

$    124,186  $   156,815 $    172,644 $    161,328 $   (5,531) $   (6,597)    $  (40,200) $  (42,146)
      19,406       12,404     (13,077)      (2,781)      78,417     (9,342)        531,613     550,289

      13,134       58,281      301,724      136,961      26,050      23,201       (61,904)   (366,807)
------------  ----------- ------------ ------------ ----------- -----------    ----------- -----------


     156,726      227,500      461,291      295,508      98,936       7,262        429,509     141,336
------------  ----------- ------------ ------------ ----------- -----------    ----------- -----------

     102,142       69,856      155,624      180,719      13,625      14,278         38,836      42,656

     436,286      851,098      108,047      366,065     231,029       2,955        512,303     286,729
     (1,182)      (1,326)      (3,719)      (5,128)       (311)       (352)        (1,375)     (1,438)

 (1,087,533)    (868,475)  (2,215,269)  (3,840,682)   (141,236)   (133,976)      (947,283)   (966,241)
------------  ----------- ------------ ------------ ----------- -----------    ----------- -----------


   (550,287)       51,153  (1,955,317)  (3,299,026)     103,107   (117,095)      (397,519)   (638,294)
------------  ----------- ------------ ------------ ----------- -----------    ----------- -----------

   (393,561)      278,653  (1,494,026)  (3,003,518)     202,043   (109,833)         31,990   (496,958)
   3,163,742    2,885,089    9,123,971   12,127,489     396,803     506,636      2,938,260   3,435,218
------------  ----------- ------------ ------------ ----------- -----------    ----------- -----------
$  2,770,181  $ 3,163,742 $  7,629,945 $  9,123,971 $   598,846 $   396,803    $ 2,970,250 $ 2,938,260
============  =========== ============ ============ =========== ===========    =========== ===========

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                            MIST MFS               MIST LAZARD            MIST MET/AIM
                                     RESEARCH INTERNATIONAL          MID-CAP            SMALL CAP GROWTH
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                     ----------------------- ----------------------- -----------------------
                                        2007        2006        2007        2006        2007        2006
                                        ----        ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)....... $   (2,033) $     9,076 $  (10,222) $  (10,203) $   (6,729) $   (9,045)
 Net realized gains (losses)........     530,898     476,122      97,909     187,349      51,222     231,019
 Change in unrealized gains
   (losses) on investments..........   (228,427)     (8,015)   (134,026)    (63,823)       5,356   (133,016)
                                     ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from
   operations.......................     300,438     477,183    (46,339)     113,323      49,849      88,958
                                     ----------- ----------- ----------- ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners.............      89,044      49,082      20,286      10,364       7,621       4,188
 Net transfers (including fixed
   account).........................     779,021     815,883     273,559      91,195     (9,082)   (330,616)
 Contract charges...................     (1,034)       (872)       (378)       (421)       (165)       (215)
 Transfers for contract benefits and
   terminations.....................   (962,263)   (852,796)   (277,911)   (344,179)   (148,772)    (64,479)
                                     ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions............    (95,232)      11,297      15,556   (243,041)   (150,398)   (391,122)
                                     ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets....................     205,206     488,480    (30,783)   (129,718)   (100,549)   (302,164)
NET ASSETS:
 Beginning of period................   2,492,403   2,003,923     918,480   1,048,198     578,815     880,979
                                     ----------- ----------- ----------- ----------- ----------- -----------
 End of period...................... $ 2,697,609 $ 2,492,403 $   887,697 $   918,480 $   478,266 $   578,815
                                     =========== =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   MIST HARRIS OAKMARK    MIST LEGG MASON PARTNERS  MIST NEUBERGER BERMAN      MIST OPPENHEIMER
      INTERNATIONAL          AGGRESSIVE GROWTH           REAL ESTATE         CAPITAL APPRECIATION
       SUBACCOUNT               SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
------------------------- -----------------------  ------------------------ -----------------------
    2007         2006        2007         2006         2007        2006        2007        2006
    ----         ----        ----         ----         ----        ----        ----        ----
$   (37,857) $     78,004 $   (6,468)  $   (8,368) $    (9,569) $  (18,270) $   (3,032) $   (4,218)
   1,443,007      958,757      38,958       88,754    1,100,255     447,553      23,527       9,138

 (1,543,344)      588,101    (28,030)    (107,852)  (1,751,886)     820,465       5,385       9,228
------------ ------------ -----------  ----------- ------------ ----------- ----------- -----------


   (138,194)    1,624,862       4,460     (27,466)    (661,200)   1,249,748      25,880      14,148
------------ ------------ -----------  ----------- ------------ ----------- ----------- -----------

     133,074       76,190       3,590        3,732      177,018     261,936      10,527       8,126

     804,966    2,196,170    (31,836)      193,552  (1,876,258)   2,669,841    (12,041)     150,799
     (2,850)      (2,342)       (231)        (308)      (1,680)     (1,340)       (188)       (218)

 (1,953,779)  (1,725,151)   (119,897)    (132,850)    (939,917)   (974,186)    (78,703)    (69,851)
------------ ------------ -----------  ----------- ------------ ----------- ----------- -----------


 (1,018,589)      544,867   (148,374)       64,126  (2,640,837)   1,956,251    (80,405)      88,856
------------ ------------ -----------  ----------- ------------ ----------- ----------- -----------

 (1,156,783)    2,169,729   (143,914)       36,660  (3,302,037)   3,205,999    (54,525)     103,004
   7,877,722    5,707,993     524,851      488,191    5,780,661   2,574,662     269,974     166,970
------------ ------------ -----------  ----------- ------------ ----------- ----------- -----------
$  6,720,939 $  7,877,722 $   380,937  $   524,851 $  2,478,624 $ 5,780,661 $   215,449 $   269,974
============ ============ ===========  =========== ============ =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                            MIST LEGG MASON          MIST CYCLICAL       MIST CYCLICAL GROWTH
                                             VALUE EQUITY             GROWTH ETF            AND INCOME ETF
                                              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        ----------------------- ----------------------- -----------------------
                                           2007      2006 (B)      2007      2006 (B)      2007      2006 (B)
                                           ----      --------      ----      --------      ----      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss).......... $   (8,005) $   (5,176) $     (352) $        32 $      (93) $        42
 Net realized gains (losses)...........      14,457      10,123         408          40         789          62
 Change in unrealized gains (losses) on
   investments.........................    (45,273)      33,462       (919)          84        (63)          63
                                        ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease) in net assets
   resulting from operations...........    (38,821)      38,409       (863)         156         633         167
                                        ----------- ----------- ----------- ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners.....................      10,402      11,824      26,233          30          --          --
 Net transfers (including fixed
   account)............................      66,310     802,393       8,834       5,375     (1,446)       6,177
 Contract charges......................       (283)       (204)        (11)          --         (3)          --
 Transfers for contract benefits and
   terminations........................   (162,469)   (268,161)       (217)       (783)     (3,899)     (1,629)
 Net increase (decrease) in net assets
   resulting from contract
   transactions........................    (86,040)     545,852      34,839       4,622     (5,348)       4,548
                                        ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease) in net assets.   (124,861)     584,261      33,976       4,778     (4,715)       4,715
                                        ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS:
 Beginning of period...................     584,261          --       4,778          --       4,715          --
                                        ----------- ----------- ----------- ----------- ----------- -----------
 End of period......................... $   459,400 $   584,261 $    38,754 $     4,778 $        -- $     4,715
                                        =========== =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

        MIST PIMCO        MIST BLACKROCK MIST JANUS       AMERICAN FUNDS
    INFLATION PROTECTED   LARGE-CAP CORE   FORTY              GROWTH
        SUBACCOUNT          SUBACCOUNT   SUBACCOUNT         SUBACCOUNT
  ----------------------- -------------- ----------- -------------------------
     2007      2006 (B)      2007 (C)     2007 (C)       2007          2006
     ----      --------      --------     --------       ----          ----
  $     1,997 $   (2,046)  $   (2,834)   $     (514) $  (154,520)  $  (172,591)
        1,802       1,155        6,267       (1,133)    4,405,740     3,016,805

       23,471       2,842      (2,863)         7,532  (2,602,504)   (1,289,322)
  ----------- -----------  -----------   ----------- ------------  ------------

       27,270       1,951          570         5,885    1,648,716     1,554,892
  ----------- -----------  -----------   ----------- ------------  ------------

       29,531          53        4,541         4,094      473,162       570,586

      198,375     297,120      320,401       253,642    2,383,355       327,236
         (74)        (57)         (65)          (18)      (8,500)       (9,880)

     (92,439)    (41,074)      (7,038)       (1,683)  (5,416,120)   (5,030,558)


      135,393     256,042      317,839       256,035  (2,568,103)   (4,142,616)
  ----------- -----------  -----------   ----------- ------------  ------------
      162,663     257,993      318,409       261,920    (919,387)   (2,587,724)
  ----------- -----------  -----------   ----------- ------------  ------------
      257,993          --           --            --   18,414,343    21,002,067
  ----------- -----------  -----------   ----------- ------------  ------------
  $   420,656 $   257,993  $   318,409   $   261,920 $ 17,494,956  $ 18,414,343
  =========== ===========  ===========   =========== ============  ============


  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      AMERICAN FUNDS            AMERICAN FUNDS             AMERICAN FUNDS
                                       GROWTH-INCOME       GLOBAL SMALL CAPITALIZATION          BOND
                                        SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                 ------------------------- --------------------------- -----------------------
                                     2007         2006         2007          2006         2007      2006 (B)
                                     ----         ----         ----          ----         ----      --------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)....................... $   (24,429) $   (22,420) $    113,766  $   (76,374)  $    38,107 $       781
 Net realized gains (losses)....    1,701,394    2,016,505    2,530,002     1,257,528      (4,567)         592
 Change in unrealized gains
   (losses) on investments......  (1,258,133)    (422,043)  (1,636,304)       136,007     (23,104)       1,726
                                 ------------ ------------ ------------  ------------  ----------- -----------
 Net increase (decrease) in net
   assets resulting from
   operations...................      418,832    1,572,042    1,007,464     1,317,161       10,436       3,099
                                 ------------ ------------ ------------  ------------  ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners.........      277,242      271,340      412,399       144,177       19,549      13,263
 Net transfers (including fixed
   account).....................    (447,294)      182,889    3,885,972     1,892,945      858,714     282,282
 Contract charges...............      (5,384)      (6,557)      (3,804)       (3,168)        (152)        (15)
 Transfers for contract benefits
   and terminations.............  (3,132,324)  (3,603,504)  (2,222,164)   (1,443,942)    (390,512)    (52,797)
 Net increase (decrease) in net
   assets resulting from
   contract transactions........  (3,307,760)  (3,155,832)    2,072,403       590,012      487,599     242,733
                                 ------------ ------------ ------------  ------------  ----------- -----------
 Net increase (decrease) in net
   assets.......................  (2,888,928)  (1,583,790)    3,079,867     1,907,173      498,035     245,832
                                 ------------ ------------ ------------  ------------  ----------- -----------
NET ASSETS:
 Beginning of period............   12,072,681   13,656,471    7,550,736     5,643,563      245,832          --
                                 ------------ ------------ ------------  ------------  ----------- -----------
 End of period.................. $  9,183,753 $ 12,072,681 $ 10,630,603  $  7,550,736  $   743,867 $   245,832
                                 ============ ============ ============  ============  =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

The New England Variable Account (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of New England Mutual Life Insurance Company ("NEMLICO") on July, 15, 1987 to support operations of NEMLICO with respect to certain individual variable annuity contracts (the "Contracts"). On August 30, 1996 NEMLICO merged with the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Metropolitan Series Fund, Inc. ("MSF")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Met Investors Series Trust ("MIST")
American Funds Insurance Series ("American Funds")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007:

MSF Zenith Equity Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Money Market Subaccount
MSF MFS Total Return Subaccount
MSF Harris Oakmark Focused Value Subaccount
MSF FI Value Leaders Subaccount
MSF Loomis Sayles Small Cap Subaccount
MSF Western Asset Management U.S. Government Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF Davis Venture Value Subaccount
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF FI International Stock Subaccount
MSF Jennison Growth Subaccount
MSF FI Mid Cap Opportunities Subaccount
MSF Russell 2000 Index Subaccount
MSF MetLife Stock Index Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Franklin Templeton Small Cap Growth Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF Harris Oakmark Large Cap Value Subaccount
MSF BlackRock Strategic Value Subaccount

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Diversified Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF FI Large Cap Subaccount
Fidelity VIP Equity-Income Subaccount
Fidelity VIP Overseas Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST PIMCO Total Return Subaccount
MIST RCM Technology Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST MFS Research International Subaccount
MIST Lazard Mid-Cap Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Harris Oakmark International Subaccount
MIST Legg Mason Partners Aggressive Growth Subaccount
MIST Neuberger Berman Real Estate Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Cyclical Growth ETF Subaccount
MIST Cyclical Growth and Income ETF Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount
MIST BlackRock Large-Cap Core Subaccount
MIST Janus Forty Subaccount
American Funds Growth Subaccount
American Funds Growth--Income Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Bond Subaccount

* This Subaccount had no net assets as of December 31, 2007.

The following Subaccount ceased operations during the year ended December 31, 2007:

    MSF BlackRock Large Cap Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

Old Name                                    New Name
--------                                    --------
MIST Legg Mason Aggressive Growth Portfolio MIST Legg Mason Partners Aggressive
                                              Growth Portfolio
RCM Global Technology Portfolio             RCM Technology Portfolio

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

    MERGERS:

    Old Name                          New Name
    --------                          --------
    MSF BlackRock Large Cap Portfolio MIST BlackRock Large-Cap Core
                                        Portfolio

This report is prepared for the general information of the contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return ranges from 3.5 percent to 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction of unit values which are recorded as expenses in the accompanying statement of operations:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk             0.95% - 1.20%
----------------------------------------------------
Administrative                                 0.40%
----------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. In addition, most Contracts impose a surrender charge of 6.50% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS

                                                                          FOR THE YEAR ENDED
                                             AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                             ----------------------- ----------------------------
                                                                        COST OF       PROCEEDS
                                              SHARES     COST ($)    PURCHASES ($) FROM SALES ($)
                                             ---------  -----------  ------------- --------------
 MSF Zenith Equity Subaccount...............   346,331  144,513,571    7,608,789     55,551,096
 MSF BlackRock Bond Income Subaccount.......   322,588   34,975,200    4,807,024     13,703,553
 MSF BlackRock Money Market Subaccount......   218,328   21,832,776   15,259,422     18,316,002
 MSF MFS Total Return Subaccount............   285,417   39,568,231    6,589,135     16,768,931
 MSF Harris Oakmark Focused Value
   Subaccount...............................   129,782   27,937,655    6,701,749     16,484,402
 MSF FI Value Leaders Subaccount............   100,953   18,743,819    3,454,426      7,629,518
 MSF Loomis Sayles Small Cap Subaccount.....   128,256   26,718,723    5,046,126     10,457,853
 MSF Western Asset Management U.S.
   Government Subaccount....................   420,249    5,114,045      807,613      2,946,194
 MSF BlackRock Legacy Large Cap Growth
   Subaccount............................... 1,425,528   32,019,246      890,764     14,412,309
 MSF Davis Venture Value Subaccount......... 1,747,926   47,494,452    4,208,037     26,144,913
 MSF Western Asset Management Strategic Bond
   Opportunities Subaccount................. 1,044,901   12,865,710    1,970,388      4,971,496
 MSF FI International Stock Subaccount......   461,051    4,996,823    1,021,873      3,166,652
 MSF Jennison Growth Subaccount.............    27,437      345,719      120,862        159,301
 MSF FI Mid Cap Opportunities Subaccount....    52,157      912,177      272,677        682,292
 MSF Russell 2000 Index Subaccount..........   178,989    2,511,750      606,180      2,415,838
 MSF MetLife Stock Index Subaccount.........   539,840   16,831,990    2,189,430      7,833,289
 MSF MetLife Mid Cap Stock Index
   Subaccount...............................   180,038    2,426,167      491,012        913,552
 MSF Morgan Stanley EAFE Index
   Subaccount...............................   177,383    2,482,727      759,752      1,497,434
 MSF Lehman Brothers Aggregate Bond Index
   Subaccount...............................   209,009    2,209,789      891,444      1,324,706
 MSF Neuberger Berman Mid Cap Value
   Subaccount...............................   257,406    5,304,736    1,822,425      3,907,570
 MSF Franklin Templeton Small Cap Growth
   Subaccount...............................    68,222      705,021      190,921        471,806
 MSF BlackRock Large Cap Subaccount (a).....        --           --       15,030        416,953
 MSF BlackRock Large Cap Value
   Subaccount...............................    91,443    1,204,993      482,803        560,739
 MSF Harris Oakmark Large Cap Value
   Subaccount...............................    92,562    1,253,403      246,596        671,368
 MSF BlackRock Strategic Value Subaccount...   634,729   10,709,963    2,262,507      5,234,720
 MSF T. Rowe Price Large Cap Growth
   Subaccount...............................    86,007    1,269,284      598,887        722,705
 MSF T. Rowe Price Small Cap Growth
   Subaccount...............................    17,286      272,969      105,165        155,617
 MSF Oppenheimer Global Equity Subaccount...    43,812      710,025      352,919        315,889
 MSF BlackRock Aggressive Growth
   Subaccount...............................     7,257      189,535      159,751         47,147
 MSF BlackRock Diversified Subaccount.......     9,857      176,253      173,508         59,961
 MSF MetLife Conservative Allocation
   Subaccount...............................    17,002      182,747      249,881        141,193

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                            FOR THE YEAR ENDED
                                               AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                               ----------------------- ----------------------------
                                                                          COST OF       PROCEEDS
                                                SHARES      COST ($)   PURCHASES ($) FROM SALES ($)
                                                ---------  ----------  ------------- --------------
 MSF MetLife Conservative to Moderate
   Allocation Subaccount......................   115,405    1,255,434      431,832        233,853
 MSF MetLife Moderate Allocation Subaccount...   352,786    4,095,308    2,965,649      1,201,464
 MSF MetLife Moderate to Aggressive Allocation
   Subaccount.................................   211,304    2,550,624    1,810,030      1,553,166
 MSF MetLife Aggressive Allocation
   Subaccount.................................    77,413      942,427      586,102        531,310
 MSF FI Large Cap Subaccount..................    11,902      175,362      210,463         36,814
 Fidelity VIP Equity-Income Subaccount........ 1,899,329   44,749,710    6,473,949     19,858,949
 Fidelity VIP Overseas Subaccount............. 1,153,361   16,705,385    4,308,163      9,081,912
 MIST Lord Abbett Bond Debenture
   Subaccount.................................   220,909    2,693,031      953,708      1,375,797
 MIST PIMCO Total Return Subaccount...........   626,951    7,205,922    1,817,061      3,599,691
 MIST RCM Technology Subaccount...............    89,126      528,211      411,088        300,035
 MIST T. Rowe Price Mid Cap Growth
   Subaccount.................................   307,482    2,689,273    1,140,766      1,445,452
 MIST MFS Research International Subaccount...   188,383    2,623,300    1,635,903      1,349,625
 MIST Lazard Mid-Cap Subaccount...............    73,366      976,265      501,613        410,897
 MIST Met/AIM Small Cap Growth
   Subaccount.................................    32,627      434,621       88,854        238,948
 MIST Harris Oakmark International
   Subaccount.................................   392,124    6,771,604    2,541,633      2,913,603
 MIST Legg Mason Partners Aggressive Growth
   Subaccount.................................    51,343      426,423      108,628        218,269
 MIST Neuberger Berman Real Estate
   Subaccount.................................   176,919    3,099,320    1,962,869      4,113,861
 MIST Oppenheimer Capital Appreciation
   Subaccount.................................    21,854      201,120      111,964        182,909
 MIST Legg Mason Value Equity Subaccount......    43,752      471,210      127,458        220,844
 MIST Cyclical Growth ETF Subaccount..........     3,226       39,634       39,828          5,293
 MIST Cyclical Growth and Income ETF
   Subaccount.................................        --           --       18,888         24,330
 MIST PIMCO Inflation Protected Bond
   Subaccount.................................    38,453      394,367      233,976         96,562
 MIST BlackRock Large-Cap Core
   Subaccount (b).............................    28,927      321,347      750,328        435,248
 MIST Janus Forty Subaccount (b)..............     3,233      254,429      294,358         38,796
 American Funds Growth Subaccount.............   262,215   15,115,227    6,549,107      8,016,080
 American Funds Growth-Income Subaccount......   217,316    8,123,417    1,420,055      4,412,937
 American Funds Global Small Capitalization
   Subaccount.................................   394,459   10,464,804    7,735,660      4,952,046
 American Funds Bond Subaccount...............    67,444      765,286    1,349,637        823,891

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         MSF ZENITH             MSF BLACKROCK           MSF BLACKROCK
                                           EQUITY                BOND INCOME            MONEY MARKET
                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  ------------------------ ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Units beginning of year..........    8,240,794  10,182,623   8,836,157  11,755,871  10,160,104  11,692,117
Units issued and transferred from
  other funding options..........      641,258     388,782   1,275,048     676,234   7,104,739   6,877,029
Units redeemed and transferred
  to other funding options.......  (2,486,378) (2,330,611) (3,198,908) (3,595,948) (8,666,378) (8,409,042)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................    6,395,674   8,240,794   6,912,297   8,836,157   8,598,465  10,160,104
                                  ============ =========== =========== =========== =========== ===========

                                                                 MSF WESTERN
                                     MSF LOOMIS SAYLES        ASSET MANAGEMENT      MSF BLACKROCK LEGACY
                                         SMALL CAP             U.S. GOVERNMENT        LARGE CAP GROWTH
                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  ------------------------ ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Units beginning of year..........   11,214,003  14,142,105   4,363,089   6,502,567  15,773,509  20,859,463
Units issued and transferred from
  other funding options..........      739,015     878,088     547,209     566,358   1,001,877     898,184
Units redeemed and transferred
  to other funding options.......  (3,266,742) (3,806,190) (1,866,157) (2,705,836) (5,285,636) (5,984,138)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................    8,686,276  11,214,003   3,044,141   4,363,089  11,489,750  15,773,509
                                  ============ =========== =========== =========== =========== ===========

                                        MSF JENNISON           MSF FI MID CAP         MSF RUSSELL 2000
                                           GROWTH               OPPORTUNITIES               INDEX
                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  ------------------------ ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Units beginning of year..........      769,861     991,791     721,960   1,176,309   2,509,970   2,680,024
Units issued and transferred from
  other funding options..........      213,640     487,805     141,764      84,194     168,879     749,125
Units redeemed and transferred
  to other funding options....... (307,752.00)   (709,735)   (337,086)   (538,543) (1,284,655)   (919,179)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................      675,749     769,861     526,638     721,960   1,394,194   2,509,970
                                  ============ =========== =========== =========== =========== ===========

                                    MSF LEHMAN BROTHERS     MSF NEUBERGER BERMAN   MSF FRANKLIN TEMPLETON
                                    AGGREGATE BOND INDEX        MID CAP VALUE         SMALL CAP GROWTH
                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  ------------------------ ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Units beginning of year..........    2,017,197   2,955,905   2,819,937   3,510,461     930,741   1,538,117
Units issued and transferred from
  other funding options..........      745,749     214,515     721,261     660,408     127,074     197,398
Units redeemed and transferred
  to other funding options.......  (1,135,034) (1,153,223) (1,520,279) (1,350,932)   (419,671)   (804,774)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................    1,627,912   2,017,197   2,020,919   2,819,937     638,144     930,741
                                  ============ =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

            MSF MFS           MSF HARRIS OAKMARK              MSF FI VALUE
         TOTAL RETURN            FOCUSED VALUE                   LEADERS
          SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
    ----------------------- ---------------------------- -----------------------
       2007        2006        2007           2006          2007        2006
       ----        ----          ----          ----         ----        ----
      9,533,793  11,994,582  11,067,302     15,082,330     7,820,601   9,989,998

        927,727     553,655     741,518        787,056       631,395     410,545

    (2,984,749) (3,014,444) (4,265,453)    (4,802,084)   (2,487,822) (2,579,942)
    ----------- -----------  -----------    -----------  ----------- -----------
      7,476,771   9,533,793   7,543,367     11,067,302     5,964,174   7,820,601
    =========== ===========  ===========    ===========  =========== ===========

                                  MSF WESTERN
       MSF DAVIS VENTURE       ASSET MANAGEMENT                  MSF FI
             VALUE          STRATEGIC BOND OPPORTUNITIES   INTERNATIONAL STOCK
          SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
    ----------------------- ---------------------------- -----------------------
       2007        2006        2007           2006          2007        2006
       ----        ----          ----          ----         ----        ----
     21,188,246  27,115,058   7,547,508      9,876,001     4,911,817   6,730,348

      1,933,735   1,456,233   1,161,746        933,307       395,309     605,873

    (7,272,068) (7,383,045) (2,653,493)    (3,261,800)   (1,688,486) (2,424,404)
    ----------- -----------  -----------    -----------  ----------- -----------
     15,849,913  21,188,246   6,055,761      7,547,508     3,618,640   4,911,817
    =========== ===========  ===========    ===========  =========== ===========

          MSF METLIFE         MSF METLIFE MID CAP          MSF MORGAN STANLEY
          STOCK INDEX             STOCK INDEX                  EAFE INDEX
          SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
    ----------------------- ---------------------------- -----------------------
       2007        2006        2007           2006          2007        2006
       ----        ----          ----          ----         ----        ----
      5,494,828   6,991,581   1,929,883      2,116,794     2,273,795   1,944,545

        419,085     245,346     257,181        357,191       473,607     800,284

    (1,700,464) (1,742,099)   (571,569)      (544,102)     (958,194)   (471,034)
    ----------- -----------  -----------    -----------  ----------- -----------
      4,213,449   5,494,828   1,615,495      1,929,883     1,789,208   2,273,795
    =========== ===========  ===========    ===========  =========== ===========

         MSF BLACKROCK           MSF BLACKROCK             MSF HARRIS OAKMARK
           LARGE CAP            LARGE CAP VALUE              LARGE CAP VALUE
          SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
    ----------------------- ---------------------------- -----------------------
     2007 (A)      2006        2007           2006          2007        2006
     --------      ----          ----          ----         ----        ----
         51,028      71,379     925,880        727,971     1,229,916   1,942,000

          1,458       6,244     289,609        515,950       156,808     261,167

       (52,486)    (26,595)   (376,654)      (318,041)     (458,155)   (973,251)
    ----------- -----------  -----------    -----------  ----------- -----------
             --      51,028     838,835        925,880       928,569   1,229,916
    =========== ===========  ===========    ===========  =========== ===========

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       MSF BLACKROCK                                MSF T. ROWE PRICE
                                      STRATEGIC VALUE     MSF T. ROWE PRICE LARGE   SMALL CAP GROWTH
                                        SUBACCOUNT         CAP GROWTH SUBACCOUNT       SUBACCOUNT
                                  ----------------------- -----------------------  -------------------
                                     2007        2006        2007         2006       2007      2006
                                     ----        ----        ----         ----       ----      ----
Units beginning of year..........   6,643,140   9,545,819     100,235       81,410    21,181     7,208
Units issued and transferred from
  other funding options..........     524,392     608,221      42,660       52,938     7,101    24,363
Units redeemed and transferred to
  other funding options.......... (2,507,353) (3,510,900)    (50,530)     (34,113)  (10,031)  (10,390)
                                  ----------- ----------- -----------  ----------- --------- ---------
Units end of year................   4,660,179   6,643,140      92,365      100,235    18,251    21,181
                                  =========== =========== ===========  =========== ========= =========

                                        MSF METLIFE       MSF METLIFE CONSERVATIVE     MSF METLIFE
                                  CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION   MODERATE ALLOCATION
                                        SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  ----------------------- -----------------------  -------------------
                                     2007        2006        2007         2006       2007      2006
                                     ----        ----        ----         ----       ----      ----
Units beginning of year..........       6,437       4,181      95,025        2,188   196,707    55,018
Units issued and transferred from
  other funding options..........      22,711       2,690      37,084       94,325   254,901   217,582
Units redeemed and transferred to
  other funding options..........    (12,445)       (434)    (18,816)      (1,488) (106,129)  (75,893)
                                  ----------- ----------- -----------  ----------- --------- ---------
Units end of year................      16,703       6,437     113,293       95,025   345,479   196,707
                                  =========== =========== ===========  =========== ========= =========

                                       FIDELITY VIP            FIDELITY VIP         MIST LORD ABBETT
                                       EQUITY-INCOME             OVERSEAS            BOND DEBENTURE
                                        SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  ----------------------- -----------------------  -------------------
                                     2007        2006        2007         2006       2007      2006
                                     ----        ----        ----         ----       ----      ----
Units beginning of year..........   9,316,053  11,581,766   9,485,082   11,889,497 1,734,243 1,703,082
Units issued and transferred from
  other funding options..........     727,582     493,104     720,233      655,034   512,289   723,387
Units redeemed and transferred to
  other funding options.......... (3,224,829) (2,758,817) (2,765,501)  (3,059,449) (801,897) (692,226)
                                  ----------- ----------- -----------  ----------- --------- ---------
Units end of year................   6,818,806   9,316,053   7,439,814    9,485,082 1,444,635 1,734,243
                                  =========== =========== ===========  =========== ========= =========

                                     MIST MFS RESEARCH          MIST LAZARD           MIST MET/AIM
                                       INTERNATIONAL              MID-CAP           SMALL CAP GROWTH
                                        SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  ----------------------- -----------------------  -------------------
                                     2007        2006        2007         2006       2007      2006
                                     ----        ----        ----         ----       ----      ----
Units beginning of year..........   1,532,140   1,538,238     560,353      723,529   394,379   676,224
Units issued and transferred from
  other funding options..........     818,507     852,462     259,514      120,192    56,099    18,013
Units redeemed and transferred to
  other funding options..........   (866,908)   (858,560)   (255,600)    (283,368) (153,080) (299,858)
                                  ----------- ----------- -----------  ----------- --------- ---------
Units end of year................   1,483,739   1,532,140     564,267      560,353   297,398   394,379
                                  =========== =========== ===========  =========== ========= =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

          MSF OPPENHEIMER        MSF BLACKROCK              MSF BLACKROCK
           GLOBAL EQUITY       AGGRESSIVE GROWTH             DIVERSIFIED
            SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT
      ----------------------- ---------------------    -----------------------
         2007        2006       2007          2006        2007        2006
         ----        ----        ----          ----       ----        ----
           35,975      26,823     1,679         2,225        1,423         846

           17,759      35,781     3,209         1,997        3,913         936

         (16,161)    (26,629)     (971)       (2,543)      (1,308)       (359)
      ----------- ----------- ---------     ---------  ----------- -----------
           37,573      35,975     3,917         1,679        4,028       1,423
      =========== =========== =========     =========  =========== ===========

            MSF METLIFE           MSF METLIFE                  MSF FI
      MODERATE TO AGGRESSIVE  AGGRESSIVE ALLOCATION           LARGE CAP
       ALLOCATION SUBACCOUNT      SUBACCOUNT                 SUBACCOUNT
      ----------------------- ---------------------    -----------------------
         2007        2006       2007          2006        2007        2006
         ----        ----        ----          ----       ----        ----
          185,461      36,461    70,333         5,881          102          --

          142,088     173,050    44,157        86,921       11,549         102

        (121,147)    (24,050)  (39,211)      (22,469)      (1,915)          --
      ----------- ----------- ---------     ---------  ----------- -----------
          206,402     185,461    75,279        70,333        9,736         102
      =========== =========== =========     =========  =========== ===========

            MIST PIMCO             MIST RCM              MIST T. ROWE PRICE
           TOTAL RETURN           TECHNOLOGY               MID CAP GROWTH
            SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT
      ----------------------- ---------------------    -----------------------
         2007        2006       2007          2006        2007        2006
         ----        ----        ----          ----       ----        ----
        7,238,857   9,922,014   801,471     1,063,605    3,478,719   4,260,044

        1,767,639   1,424,460   688,956       199,985    1,275,717   1,167,081

      (3,301,798) (4,107,617) (558,214)     (462,119)  (1,724,251) (1,948,406)
      ----------- ----------- ---------     ---------  ----------- -----------
        5,704,698   7,238,857   932,213       801,471    3,030,185   3,478,719
      =========== =========== =========     =========  =========== ===========

        MIST HARRIS OAKMARK   MIST LEGG MASON PARTNERS  MIST NEUBERGER BERMAN
           INTERNATIONAL       AGGRESSIVE GROWTH             REAL ESTATE
            SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT
      ----------------------- ---------------------    -----------------------
         2007        2006       2007          2006        2007        2006
         ----        ----        ----          ----       ----        ----
        3,910,701   3,606,037   666,205       600,757      296,783     179,430

        1,153,980   1,507,511    81,826       376,374       90,051     188,576

      (1,648,483) (1,202,847) (268,757)     (310,926)    (235,066)    (71,223)
      ----------- ----------- ---------     ---------  ----------- -----------
        3,416,198   3,910,701   479,274       666,205      151,768     296,783
      =========== =========== =========     =========  =========== ===========

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  MIST OPPENHEIMER       MIST LEGG MASON   MIST CYCLICAL
                                  CAPITAL APPRECIATION    VALUE EQUITY     GROWTH ETF
                                     SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
                                  -------------------- ------------------- -------------
                                    2007       2006      2007      2006    2007    2006
                                     ----      ----      ----      ----     ----   ----
Units beginning of year..........   23,353     15,335    569,853        --   418     --
Units issued and transferred from
  other funding options..........    8,148     27,834    146,029   918,138 3,254    497
Units redeemed and transferred to
  other funding options.......... (14,972)   (19,816)  (234,123) (348,285) (416)   (79)
                                   --------  --------  --------- ---------  -----  ----
Units end of year................   16,529     23,353    481,759   569,853 3,256    418
                                   ========  ========  ========= =========  =====  ====


                                       AMERICAN FUNDS      AMERICAN FUNDS
                                           GROWTH           GROWTH-INCOME
                                         SUBACCOUNT          SUBACCOUNT
                                     ------------------- -------------------
                                       2007      2006      2007      2006
                                       ----      ----      ----      ----
   Units beginning of year.......... 1,209,256 1,496,050 1,090,620 1,398,774
   Units issued and transferred from
     other funding options..........   390,148   236,384   134,867   227,897
   Units redeemed and transferred to
     other funding options.......... (560,255) (523,178) (422,911) (536,051)
                                     --------- --------- --------- ---------
   Units end of year................ 1,039,149 1,209,256   802,576 1,090,620
                                     ========= ========= ========= =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

            MIST CYCLICAL           MIST PIMCO             MIST BLACKROCK MIST JANUS
            GROWTH AND INCOME ETF INFLATION PROTECTED BOND LARGE-CAP CORE   FORTY
             SUBACCOUNT             SUBACCOUNT               SUBACCOUNT   SUBACCOUNT
            --------------------- ------------------------ -------------- ----------
             2007       2006       2007         2006          2007 (B)     2007 (B)
               ----       ----        ----        ----        --------     --------
                422        --      23,194           --             --          --
              1,625       581      21,117       26,795         47,645       1,672
            (2,047)     (159)     (9,713)      (3,601)        (7,716)       (227)
              -------     -----     -------      -------      -------       -----
                 --       422      34,598       23,194         39,929       1,445
              =======     =====     =======      =======      =======       =====


                        AMERICAN FUNDS            AMERICAN FUNDS
                     GLOBAL SMALL CAPITALIZATION       BOND
                          SUBACCOUNT                SUBACCOUNT
                     --------------------------- ----------------
                        2007          2006         2007    2006
                          ----          ----       ----    ----
                       2,603,049    2,375,365      16,105      --
                       2,122,540    1,110,774      87,953  19,625

                     (1,658,644)    (883,090)    (56,130) (3,520)
                      -----------    ---------   -------- -------
                       3,066,945    2,603,049      47,928  16,105
                      ===========    =========   ======== =======

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                  AS IF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------  -------------------------------------------
                                                    UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                     LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                           UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                         ---------- ------------  ----------- ------------  ---------------  --------------
  MSF Zenith Equity Subaccount      2007  6,395,674        25.39  162,411,701     0.78           1.35                 3.84
                                    2006  8,240,794        24.46  201,535,593     0.54           1.35                 6.83
                                    2005 10,182,730        22.89  233,110,020     0.91           1.35                 9.00
                                    2004 12,226,277        21.06  257,534,175     0.45           1.35                10.00
                                    2003 14,662,188        19.24  282,027,524     0.27           1.35                30.00

  MSF BlackRock Bond Income         2007  6,912,297         5.21   36,036,242     3.36           1.35                 4.86
   Subaccount                       2006  8,836,157         4.97   43,924,380     5.97           1.35                 3.02
                                    2005 11,755,871         4.83   56,734,152     4.09           1.35                 1.00
                                    2004 14,315,028         4.78   68,371,238     4.17           1.35                 3.00
                                    2003 17,598,594         4.64   81,584,027     3.35           1.35                 4.00

  MSF BlackRock Money Market        2007  8,598,465         2.54   21,832,738     4.91           1.35                 3.62
   Subaccount                       2006 10,160,104         2.45   24,889,366     4.70           1.35                 3.41
                                    2005 11,692,252         2.37   27,695,490     2.93           1.35                 2.00
                                    2004 13,750,470         2.33   32,083,917     0.93           1.35               (0.40)
                                    2003 19,054,222         2.34   44,624,752     0.83           1.35               (1.00)

  MSF MFS Total Return Subaccount   2007  7,476,771 4.93 - 47.90   44,065,269     2.24           1.35          2.82 - 2.97
                                    2006  9,533,793 4.79 - 46.59   54,741,467     3.68           1.35        10.54 - 10.71
                                    2005 11,994,608 4.33 - 42.14   63,051,270     1.74           1.35                 2.00
                                    2004 14,298,539 4.25 - 41.49   73,427,888     2.74           1.35         9.00 - 10.00
                                    2003 15,688,608         3.87   60,790,620     1.42           1.35                15.00

  MSF Harris Oakmark Focused Value  2007  7,543,367         3.78   28,479,313     0.60           1.35               (8.09)
   Subaccount                       2006 11,067,302         4.11   45,463,646     0.32           1.35                11.11
                                    2005 15,082,174         3.70   55,842,434     0.04           1.35                 9.00
                                    2004 17,850,076         3.41   60,907,204     0.04           1.35                 8.00
                                    2003 20,520,024         3.15   64,558,395     0.14           1.35                31.00

  MSF FI Value Leaders Subaccount   2007  5,964,174         3.32   19,803,938     0.99           1.35                 2.79
                                    2006  7,820,601         3.23   25,262,321     1.14           1.35                10.43
                                    2005  9,989,698         2.93   29,221,014     1.14           1.35                 9.00
                                    2004 11,960,914         2.68   32,034,882     1.27           1.35                12.00
                                    2003 14,407,907         2.39   34,393,197     0.73           1.35                25.00

  MSF Loomis Sayles Small Cap       2007  8,686,276         3.66   31,763,903     0.09           1.35                10.39
   Subaccount                       2006 11,214,003         3.31   37,146,475       --           1.35                15.12
                                    2005 14,142,458         2.88   40,693,356       --           1.35                 6.00
                                    2004 17,031,459         2.73   46,441,102       --           1.35                15.00
                                    2003 20,191,268         2.38   47,962,075       --           1.35                35.00

  MSF Western Asset Management      2007  3,044,141         1.72    5,248,841     2.88           1.35                 2.95
   U.S. Government Subaccount       2006  4,363,089         1.67    7,307,623     3.68           1.35                 2.77
                                    2005  6,502,652         1.63   10,597,578     1.47           1.35                 0.40
                                    2004  8,280,133         1.62   13,445,563     1.35           1.35                 2.00
                                    2003 11,210,274         1.60   17,913,254     0.75           1.35                 0.30

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS IF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                              -----------------------------------  -------------------------------------------
                                                         UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                          LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                                UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                              ---------- ------------  ----------- ------------  ---------------  --------------
  MSF BlackRock Legacy Large Cap         2007 11,489,750        3.32    38,118,592     0.21           1.35                17.12
   Growth Subaccount                     2006 15,773,509        2.83    44,682,864     0.13           1.35                 2.74
                                         2005 20,859,044        2.76    57,515,631     0.41           1.35                 6.00
                                         2004 26,138,148        2.61    68,265,809       --           1.35                 7.00
                                         2003 32,912,134        2.43    80,071,325     0.06           1.35                33.00

  MSF Davis Venture Value Subaccount     2007 15,849,913        4.02    63,694,407     0.83           1.35                 3.17
                                         2006 21,188,246        3.90    82,532,466     0.87           1.35                13.05
                                         2005 27,115,258        3.45    93,427,996     0.69           1.35                 9.00
                                         2004 31,718,177        3.17   100,429,136     0.60           1.35                11.00
                                         2003 37,413,392        2.86   106,856,977     0.37           1.35                29.00

  MSF Western Asset Management           2007  6,055,761        2.19    13,291,097     2.79           1.35                 2.63
   Strategic Bond Opportunities          2006  7,547,508        2.14    16,140,703     5.25           1.35                 4.04
   Subaccount                            2005  9,875,642        2.06    20,376,343     3.19           1.35                 1.00
                                         2004 10,937,014        2.03    22,241,876     3.03           1.35                 5.00
                                         2003 12,293,303        1.93    23,766,978     2.20           1.35                11.00

  MSF FI International Stock Subaccount  2007  3,618,640        2.04     7,395,229     1.12           1.35                 8.84
                                         2006  4,911,817        1.88     9,222,581     1.51           1.35                14.93
                                         2005  6,730,348        1.63    10,995,343     0.62           1.35                16.00
                                         2004  7,767,091        1.40    10,898,899     1.32           1.35                17.00
                                         2003  9,735,005        1.20    11,715,027     0.69           1.35                26.00

  MSF Jennison Growth Subaccount         2007    675,749        0.55       373,688     0.42           1.35                10.17
                                         2006    769,861        0.50       386,440       --           1.35                 1.38
                                         2005    991,791        0.50       491,055       --           1.35                20.00

  MSF FI Mid Cap Opportunities           2007    526,638        2.05     1,077,548       --           1.35                 6.65
   Subaccount                            2006    721,960        1.92     1,385,043       --           1.35                10.07
                                         2005  1,176,309        1.74     2,050,295       --           1.35                 5.00
                                         2004  1,541,689        1.66     2,553,431     0.37           1.35                15.00
                                         2003  1,244,263        1.44     1,788,025       --           1.35                32.00

  MSF Russell 2000 Index Subaccount      2007  1,394,194        1.79     2,496,888     0.88           1.35               (3.03)
                                         2006  2,509,970        1.85     4,635,594     0.61           1.35                16.01
                                         2005  2,680,424        1.59     4,266,654     0.56           1.35                 3.00
                                         2004  3,134,429        1.55     4,847,786     0.34           1.35                16.00
                                         2003  3,305,147        1.34     4,414,832     0.39           1.35                44.00

  MSF MetLife Stock Index Subaccount     2007  4,213,449 4.49 - 4.75    19,936,407     1.07           1.35          3.56 - 3.82
                                         2006  5,494,828 4.33 - 4.58    25,029,704     2.05           1.35         7.82 - 20.08
                                         2005  6,992,131 3.81 - 4.02    27,950,740     1.58           1.35                 3.00
                                         2004  8,622,466 3.70 - 3.89    33,394,879     0.88           1.35                 9.00
                                         2003 10,521,385 3.40 - 3.57    37,408,386     1.70           1.35        26.00 - 27.00

  MSF MetLife Mid Cap Stock Index        2007  1,615,495        1.66     2,684,348     0.55           1.35                 6.07
   Subaccount                            2006  1,929,883        1.57     3,023,309     0.95           1.35                 8.36
                                         2005  2,116,694        1.45     3,060,364     0.44           1.35                11.00
                                         2004  2,717,715        1.31     3,555,183     0.32           1.35                14.00
                                         2003  2,540,909        1.15     2,911,501     0.32           1.35                33.00

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS IF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                           ----------------------------------  -------------------------------------------
                                                      UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                       LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                             UNITS    HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                           ---------- ------------  ---------- ------------  ---------------  --------------
  MSF Morgan Stanley EAFE Index       2007  1,789,208     1.68       3,001,304     1.93           1.35              9.03
   Subaccount                         2006  2,273,795     1.54       3,498,263     1.56           1.35             23.77
                                      2005  1,944,621     1.24       2,417,180     1.38           1.35             11.00
                                      2004  1,826,817     1.12       2,038,523     0.53           1.35              7.00
                                      2003  1,685,125     0.95       1,597,141     1.41           1.35             35.00

  MSF Lehman Brothers Aggregate Bond  2007  1,627,912     1.39       2,259,334     4.68           1.35              5.22
   Index Subaccount                   2006  2,017,197     1.32       2,660,641     4.58           1.35              2.42
                                      2005  2,955,905     1.29       3,806,481     3.53           1.35              0.50
                                      2004  3,912,876     1.28       5,014,859     3.01           1.35              2.00
                                      2003  4,518,480     1.25       5,651,296     7.09           1.35              2.00

  MSF Neuberger Berman Mid Cap Value  2007  2,020,919     2.68       5,413,201     0.34           1.35              1.80
   Subaccount                         2006  2,819,937     2.63       7,419,895     0.28           1.35              9.71
                                      2005  3,510,461     2.40       8,419,268     0.11           1.35             10.00
                                      2004  3,117,716     2.17       6,771,046     0.09           1.35             21.00
                                      2003  1,765,064     1.79       3,167,752     0.19           1.35             34.00

  MSF Franklin Templeton Small Cap    2007    638,144     1.12         715,588       --           1.35              2.91
   Growth Subaccount                  2006    930,741     1.09       1,014,193       --           1.35              8.25
                                      2005  1,538,267     1.01       1,548,256       --           1.35              3.00
                                      2004  1,732,426     0.98       1,692,499       --           1.35             10.00
                                      2003  1,929,349     0.89       1,719,019       --           1.35             43.00

  MSF BlackRock Large Cap             2007         --       --              --     1.20           1.35              4.89
   Subaccount/(a)/                    2006     51,028     7.60         387,756     1.10           1.35             12.31
                                      2005     71,379     6.77         482,941     0.85           1.35              2.00
                                      2004     66,301     6.64         440,066     0.60           1.35              9.00
                                      2003     80,940     6.08         492,370     0.68           1.35             28.00

  MSF BlackRock Large Cap Value       2007    838,835     1.48       1,240,845     0.93           1.35              1.88
   Subaccount                         2006    925,880     1.45       1,344,335     1.17           1.35             18.35
                                      2005    728,482     1.23         898,718     0.95           1.35              4.00
                                      2004    814,439     1.18         963,618       --           1.35             12.00
                                      2003    375,164     1.06         396,748     1.46           1.35             34.00

  MSF Harris Oakmark Large Cap Value  2007    928,569     1.42       1,314,321     0.70           1.35            (5.22)
   Subaccount                         2006  1,229,916     1.49       1,836,809     0.73           1.35             16.36
                                      2005  1,942,044     1.28       2,492,590     0.57           1.35            (3.00)
                                      2004  2,328,338     1.32       3,076,363     0.45           1.35             10.00
                                      2003  2,138,450     1.20       2,572,569       --           1.35             24.00

  MSF BlackRock Strategic Value       2007  4,660,179     2.07       9,628,775     0.32           1.35            (4.48)
   Subaccount                         2006  6,643,140     2.17      14,411,051     0.33           1.35             15.17
                                      2005  9,545,846     1.88      17,980,544       --           1.35              3.00
                                      2004 12,250,899     1.83      22,456,742       --           1.35             14.00
                                      2003 13,143,074     1.61      21,170,292       --           1.35             48.00

  MSF T. Rowe Price Large Cap Growth  2007     92,365    15.27       1,410,474     0.19           1.35              7.68
   Subaccount                         2006    100,235    14.18       1,421,485     0.10           1.35             11.37
                                      2005     81,410    12.73       1,036,633     0.33           1.35              5.00
                                      2004     15,970    12.14         193,844       --           1.35              3.00

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS IF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------
                                                         UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                          LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                                UNITS    HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                              ---------- ------------  ---------- ------------  ---------------  --------------
  MSF T. Rowe Price Small Cap Growth     2007     18,251    15.99         291,897       --           1.35              8.06
   Subaccount                            2006     21,181    14.80         313,491       --           1.35              2.24
                                         2005      7,208    14.48         104,345       --           1.35              9.00
                                         2004      1,999    13.25          26,493       --           1.35            (0.40)

  MSF Oppenheimer Global Equity          2007     37,573    20.34         764,080     0.86           1.35              4.83
   Subaccount                            2006     35,975    19.40         697,897     2.17           1.35             14.80
                                         2005     27,123    16.90         453,284     0.35           1.35             14.00
                                         2004      7,408    14.77         109,405       --           1.35             15.00

  MSF BlackRock Aggressive Subaccount    2007      3,917    50.95         199,586       --           1.35             18.62
                                         2006      1,679    42.95          72,126       --           1.35              5.04
                                         2005      1,725    40.89          90,968       --           1.35              9.00
                                         2004      1,917    37.53          71,931       --           1.35             11.00

  MSF BlackRock Diversified Subaccount   2007      4,028    44.23         178,163     1.05           1.35              4.19
                                         2006      1,423    42.45          60,422     2.13           1.35              8.77
                                         2005        847    39.03          33,026     1.69           1.35              1.00
                                         2004      3,078    38.47         118,381       --           1.35              8.00

  MSF MetLife Conservative Allocation    2007     16,703    11.32         189,025       --           1.35              4.15
   Subaccount                            2006      6,437    10.87          69,943     3.33           1.35              5.46
                                         2005      4,181    10.30          43,077     0.54           1.35              3.00

  MSF MetLife Conservative to Moderate   2007    113,293    11.74       1,330,576       --           1.35              3.40
   Allocation Subaccount                 2006     95,025    11.36       1,079,349     0.18           1.35              7.96
                                         2005      2,381    10.52          23,021     0.66           1.35              5.00

  MSF MetLife Moderate Allocation        2007    345,479    12.21       4,219,323     0.01           1.35              2.94
   Subaccount                            2006    196,707    11.86       2,333,773     1.62           1.35             10.34
                                         2005     55,018    10.75         591,563     0.72           1.35              8.00

  MSF MetLife Moderate to Aggressive     2007    206,402    12.67       2,615,944     0.03           1.35              2.45
   Allocation Subaccount                 2006    185,461    12.37       2,294,329     1.29           1.35             12.69
                                         2005     36,464    10.98         400,268     0.49           1.35             10.00

  MSF MetLife Aggressive Allocation      2007     75,279    12.97         976,183     0.07           1.35              1.88
   Subaccount                            2006     70,333    12.73         895,235     0.66           1.35             14.11
                                         2005      5,881    11.15          65,599     0.62           1.35             12.00

  MSF FI Large Cap Subaccount            2007      9,736    17.78         173,125       --           1.35              2.32
                                         2006        102    17.38           1,778       --           1.35              1.39

  Fidelity VIP Equity-Income Subaccount  2007  6,818,806     6.66      45,412,894     1.56           1.35              0.16
                                         2006  9,316,053     6.65      61,943,281     3.30           1.35             18.59
                                         2005 11,581,766     5.61      64,938,426     1.68           1.35              4.00
                                         2004 14,157,642     5.37      76,002,174     1.59           1.35             10.00
                                         2003 16,984,590     4.88      82,867,859     1.80           1.35             29.00

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS IF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                           ----------------------------------  -------------------------------------------
                                                      UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                       LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                             UNITS    HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                           ---------- ------------  ---------- ------------  ---------------  --------------
  Fidelity VIP Overseas Subaccount    2007  7,439,814     3.93      29,203,003     3.27           1.35             15.73
                                      2006  9,485,082     3.39      32,170,458     0.93           1.35             16.50
                                      2005 11,889,497     2.91      34,613,905     0.65           1.35             17.00
                                      2004 14,583,885     2.48      36,147,859     1.18           1.35             12.00
                                      2003 17,745,702     2.21      39,234,325     0.82           1.35             41.00

  MIST Lord Abbett Bond Debenture     2007  1,444,635     1.92       2,770,181     5.43           1.35              5.11
   Subaccount                         2006  1,734,243     1.82       3,163,742     6.51           1.35              7.69
                                      2005  1,703,182     1.69       2,885,089     3.85           1.35              0.10
                                      2004  2,034,793     1.69       3,442,169     3.48           1.35              7.00
                                      2003  1,754,620     1.59       2,781,482     2.25           1.35             18.00

  MIST PIMCO Total Return Subaccount  2007  5,704,698     1.34       7,629,945     3.44           1.35              6.11
                                      2006  7,238,857     1.26       9,123,971     2.84           1.35              3.08
                                      2005  9,921,514     1.22      12,127,489       --           1.35              1.00
                                      2004 10,375,749     1.21      12,571,414     6.11           1.35              4.00
                                      2003 12,017,768     1.17      14,059,094     1.09           1.35              3.00

  MIST RCM Technology Subaccount      2007    932,213     0.64         598,846       --           1.35             29.75
                                      2006    801,471     0.50         396,803       --           1.35              3.94
                                      2005  1,063,605     0.48         506,636       --           1.35             10.00
                                      2004  1,483,587     0.43         645,196       --           1.35            (6.00)
                                      2003  1,825,498     0.46         840,972       --           1.35             55.00

  MIST T. Rowe Price Mid Cap Growth   2007  3,030,185     0.98       2,970,250       --           1.35             16.05
   Subaccount                         2006  3,478,719     0.84       2,938,260       --           1.35              4.74
                                      2005  4,259,980     0.81       3,435,218       --           1.35             13.00
                                      2004  4,662,191     0.71       3,324,272       --           1.35             16.00
                                      2003  3,619,164     0.61       2,220,006       --           1.35             35.00

  MIST MFS Research International     2007  1,483,739     1.82       2,697,609     1.27           1.35             11.76
   Subaccount                         2006  1,532,140     1.63       2,492,403     1.72           1.35             24.87
                                      2005  1,537,678     1.30       2,003,923     0.36           1.35             15.00
                                      2004  1,475,628     1.13       1,674,549       --           1.35             18.00
                                      2003    947,411     0.96         910,825     0.76           1.35             30.00

  MIST Lazard Mid-Cap Subaccount      2007    564,267     1.57         887,697     0.34           1.35            (4.02)
                                      2006    560,353     1.64         918,480     0.33           1.35             13.14
                                      2005    723,642     1.45       1,048,198     0.06           1.35              7.00
                                      2004    752,748     1.36       1,022,944       --           1.35             13.00
                                      2003    750,603     1.20         903,767       --           1.35             24.00

  MIST Met/AIM Small Cap Growth       2007    297,398     1.61         478,266       --           1.35              9.57
   Subaccount                         2006    394,379     1.47         578,815       --           1.35             12.66
                                      2005    676,224     1.30         880,979       --           1.35              7.00
                                      2004    804,334     1.22         980,997       --           1.35              5.00
                                      2003  1,322,595     1.16       1,536,250       --           1.35             37.00

  MIST Harris Oakmark International   2007  3,416,198     1.97       6,720,939     0.90           1.35            (2.33)
   Subaccount                         2006  3,910,701     2.01       7,877,722     2.49           1.35             27.26
                                      2005  3,605,951     1.58       5,707,993     0.08           1.35             13.00
                                      2004  2,171,825     1.40       3,049,548     0.02           1.35             19.00
                                      2003    954,617     1.18       1,125,612     1.67           1.35             33.00

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS IF DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------  -------------------------------------------
                                                        UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                         LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                                UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                              --------- ------------  ---------- ------------  ---------------  --------------
  MIST Legg Mason Partners Aggressive    2007   479,274      0.79        380,937       --           1.35              0.89
   Growth Subaccount                     2006   666,205      0.79        524,851       --           1.35            (3.05)
                                         2005   601,342      0.81        488,191       --           1.35             12.00
                                         2004   501,479      0.73        363,024       --           1.35              7.00
                                         2003   580,983      0.68        393,901       --           1.35             28.00

  MIST Neuberger Berman Real Estate      2007   151,768     16.33      2,478,624     1.15           1.35           (16.15)
   Subaccount                            2006   296,783     19.48      5,780,661     0.89           1.35             35.74
                                         2005   179,430     14.35      2,574,662       --           1.35             12.00
                                         2004   124,242     12.84      1,595,016     3.13           1.35             28.00

  MIST Oppenheimer Capital Appreciation  2007    16,529     13.03        215,449       --           1.35             12.75
   Subaccount                            2006    23,353     11.56        269,974     0.10           1.35              6.18
                                         2005    15,340     10.89        166,970       --           1.35              9.00

  MIST Legg Mason Value Equity           2007   481,759      0.95        459,400       --           1.35            (6.99)
   Subaccount                            2006   569,853      1.03        584,261     0.12           1.35              6.84

  MIST Cyclical Growth ETF Subaccount    2007     3,256     11.90         38,754       --           1.35              4.20
                                         2006       418     11.42          4,778     2.65           1.35              6.47

  MIST Cyclical Growth and Income ETF    2007        --     11.61             --       --           1.35              3.98
   Subaccount                            2006       422     11.17          4,715     1.74           1.35              5.98

  MIST PIMCO Inflation Protected Bond    2007    34,598     12.16        420,656     2.05           1.35              9.30
   Subaccount                            2006    23,194     11.12        257,993       --           1.35              1.30

  MIST BlackRock Large-Cap Core          2007    39,929      7.97        318,409       --           1.35            (0.04)
   Subaccount/(b)/

  MIST Janus Forty Subaccount/(b)/       2007     1,445    181.22        261,920       --           1.35             20.51

  American Funds Growth Subaccount       2007 1,039,149     16.84     17,494,956     0.77           1.60             10.56
                                         2006 1,209,256     15.23     18,414,343     0.73           1.60              8.47
                                         2005 1,495,932     14.04     21,002,067     0.67           1.60             14.00
                                         2004 1,591,757     12.28     19,548,543     0.17           1.60             11.00
                                         2003 1,554,894     11.09     17,238,096     0.13           1.60             35.00

  American Funds Growth-Income           2007   802,576     11.44      9,183,753     1.38           1.60              3.37
   Subaccount                            2006 1,090,620     11.07     12,072,681     1.43           1.60             13.38
                                         2005 1,398,749      9.76     13,656,471     1.29           1.60              4.00
                                         2004 1,505,699      9.37     14,118,603     0.88           1.60              9.00
                                         2003 1,465,121      8.63     12,639,590     1.13           1.60             30.00

  American Funds Global Small            2007 3,066,945      3.47     10,630,603     2.90           1.60             19.49
   Capitalization Subaccount             2006 2,603,049      2.90      7,550,736     0.47           1.60             22.09
                                         2005 2,375,165      2.38      5,643,563     0.96           1.60             23.00
                                         2004 2,043,263      1.93      3,935,380       --           1.60             19.00
                                         2003 1,444,283      1.62      2,338,506     0.43           1.60             51.00

                       THE NEW ENGLAND VARIABLE ACCOUNT
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                            AS IF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------  -------------------------------------------
                                              UNIT VALUE/1/  NET    INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                               LOWEST TO    ASSETS     INCOME        LOWEST TO       LOWEST TO
                                       UNITS  HIGHEST ($)    ($)     RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                       ------ ------------  ------- ------------  ---------------  --------------
  American Funds Bond Subaccount  2007 47,928    15.52      743,867     8.17           1.60             1.68
                                  2006 16,105    15.26      245,832     1.83           1.60             4.90

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated as from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.
3 These amounts represent the annualized contract expenses of the Separate
  Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

New York, New York
April 3, 2008

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2007       2006
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $157,779 and $157,673,
     respectively)............................................  $161,664   $162,385
  Equity securities available-for-sale, at estimated fair
     value (cost: $4,053 and $3,000, respectively)............     4,304      3,487
  Trading securities, at estimated fair value (cost: $456 and
     $548, respectively)......................................       457        563
  Mortgage and consumer loans.................................    40,012     35,939
  Policy loans................................................     8,736      8,587
  Real estate and real estate joint ventures held-for-
     investment...............................................     5,351      4,308
  Real estate held-for-sale...................................       172        177
  Other limited partnership interests.........................     4,945      3,670
  Short-term investments......................................       678      1,244
  Other invested assets.......................................     8,975      6,960
                                                                --------   --------
     Total investments........................................   235,294    227,320
Cash and cash equivalents.....................................     2,331      1,455
Accrued investment income.....................................     2,529      2,328
Premiums and other receivables................................    25,351      9,707
Deferred policy acquisition costs and value of business
  acquired....................................................    12,141     12,043
Other assets..................................................     6,548      6,240
Separate account assets.......................................    89,720     80,965
                                                                --------   --------
     Total assets.............................................  $373,914   $340,058
                                                                ========   ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $ 99,840   $ 96,599
  Policyholder account balances...............................    87,660     80,498
  Other policyholder funds....................................     7,743      7,372
  Policyholder dividends payable..............................       991        957
  Policyholder dividend obligation............................       789      1,063
  Short-term debt.............................................       357        833
  Long-term debt..............................................     3,215      2,369
  Collateral financing arrangements...........................       850        850
  Junior subordinated debt securities.........................       399        399
  Shares subject to mandatory redemption......................       159        278
  Current income tax payable..................................       392        781
  Deferred income tax liability...............................     1,926      2,453
  Payables for collateral under securities loaned and other
     transactions.............................................    28,952     32,119
  Other liabilities...........................................    29,620     13,330
  Separate account liabilities................................    89,720     80,965
                                                                --------   --------
     Total liabilities........................................   352,613    320,866
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 15)
STOCKHOLDER'S EQUITY:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding at
  December 31, 2007 and 2006..................................         5          5
Additional paid-in capital....................................    14,426     14,343
Retained earnings.............................................     5,529      3,812
Accumulated other comprehensive income........................     1,341      1,032
                                                                --------   --------
     Total stockholder's equity...............................    21,301     19,192
                                                                --------   --------
     Total liabilities and stockholder's equity...............  $373,914   $340,058
                                                                ========   ========




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                           2007      2006      2005
                                                         -------   -------   -------
REVENUES
Premiums...............................................  $21,345   $20,284   $19,256
Universal life and investment-type product policy
  fees.................................................    2,246     2,183     1,948
Net investment income..................................   13,486    12,297    11,718
Other revenues.........................................    1,002       890       820
Net investment gains (losses)..........................     (464)     (827)      179
                                                         -------   -------   -------
       Total revenues..................................   37,615    34,827    33,921
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   22,264    21,137    20,445
Interest credited to policyholder account balances.....    3,777     3,247     2,596
Policyholder dividends.................................    1,687     1,671     1,647
Other expenses.........................................    6,344     6,314     5,717
                                                         -------   -------   -------
       Total expenses..................................   34,072    32,369    30,405
                                                         -------   -------   -------
Income from continuing operations before provision for
  income tax...........................................    3,543     2,458     3,516
Provision for income tax...............................    1,138       636     1,093
                                                         -------   -------   -------
Income from continuing operations......................    2,405     1,822     2,423
Income from discontinued operations, net of income
  tax..................................................       27       104       830
                                                         -------   -------   -------
Net income.............................................  $ 2,432   $ 1,926   $ 3,253
                                                         =======   =======   =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                             ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                           -----------------------------------------
                                                                                 NET          FOREIGN       DEFINED
                                                   ADDITIONAL                UNREALIZED       CURRENCY      BENEFIT
                                          COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION      PLANS
                                          STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS   ADJUSTMENT    TOTAL
                                         -------   ----------   --------   --------------   -----------   ----------   -------
Balance at January 1, 2005.............  $     5    $ 13,827     $ 2,696     $     2,408     $      186    $   (130)   $18,992
Treasury stock transactions, net -- by
  subsidiary...........................                  (15)                                                              (15)
Issuance of stock options -- by
  subsidiary...........................                   (4)                                                               (4)
Dividends on common stock..............                           (3,200)                                               (3,200)
Comprehensive income:
  Net income...........................                            3,253                                                 3,253
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                              184                                   184
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             (783)                                 (783)
     Foreign currency translation
       adjustments, net of income tax..                                                             (49)                   (49)
     Additional minimum pension
       liability adjustment, net of
       income tax......................                                                                          89         89
                                                                                                                       -------
     Other comprehensive income
       (loss)..........................                                                                                   (559)
                                                                                                                       -------
  Comprehensive income.................                                                                                  2,694
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at December 31, 2005...........        5      13,808       2,749           1,809            137         (41)    18,467
Treasury stock transactions, net -- by
  subsidiary...........................                   12                                                                12
Excess tax benefits related to stock-
  based compensation...................                   34                                                                34
Capital contribution from Holding
  Company -- (Notes 2 and 17)..........                  489                                                               489
Dividends on common stock..............                             (863)                                                 (863)
Comprehensive income:
  Net income...........................                            1,926                                                 1,926
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                              (20)                                  (20)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                              (93)                                  (93)
     Foreign currency translation
       adjustments, net of income tax..                                                               7                      7
     Additional minimum pension
       liability adjustment, net of
       income tax......................                                                                         (18)       (18)
                                                                                                                       -------
     Other comprehensive income
       (loss)..........................                                                                                   (124)
                                                                                                                       -------
  Comprehensive income.................                                                                                  1,802
                                                                                                                       -------
     Adoption of SFAS 158, net of
       income tax......................                                                                        (749)      (749)
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at December 31, 2006...........        5      14,343       3,812           1,696            144        (808)    19,192
Cumulative effect of changes in
  accounting principles, net of income
  tax (Note 1).........................                             (215)                                                 (215)
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at January 1, 2007.............        5      14,343       3,597           1,696            144        (808)    18,977
Treasury stock transactions, net -- by
  subsidiary...........................                   10                                                                10
Capital contribution from Holding
  Company -- (Notes 10 and 17).........                    7                                                                 7
Excess proceeds received on sale of
  interests in affiliate -- (Note 17)..                   30                                                                30
Excess tax benefits related to stock-
  based compensation...................                   36                                                                36
Dividends on common stock..............                             (500)                                                 (500)
Comprehensive income:
  Net income...........................                            2,432                                                 2,432
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                              (15)                                  (15)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             (339)                                 (339)
     Foreign currency translation
       adjustments, net of income tax..                                                             139                    139
     Defined benefit plans adjustment,
       net of income tax...............                                                                         524        524
                                                                                                                       -------
     Other comprehensive income........                                                                                    309
                                                                                                                       -------
  Comprehensive income.................                                                                                  2,741
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at December 31, 2007...........       $5     $14,426     $ 5,529          $1,342           $283       $(284)   $21,301
                                         =======    ========     =======     ===========     ==========    ========    =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                         2007       2006        2005
                                                       --------   --------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income...........................................  $  2,432   $  1,926   $   3,253
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses..........       368        308         299
     Amortization of premiums and accretion of
       discounts associated with investments, net....      (592)      (467)       (203)
     (Gains) losses from sales of investments and
       businesses, net...............................       420        687      (1,379)
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests.....................................      (433)      (376)       (399)
     Interest credited to policyholder account
       balances......................................     3,777      3,247       2,596
     Universal life and investment-type product
       policy fees...................................    (2,246)    (2,183)     (1,948)
     Change in accrued investment income.............      (201)      (295)        (24)
     Change in premiums and other receivables........       228     (3,565)       (734)
     Change in deferred policy acquisition costs,
       net...........................................      (598)      (672)       (504)
     Change in insurance-related liabilities.........     4,022      3,743       3,794
     Change in trading securities....................       188       (196)       (375)
     Change in income tax payable....................       715        144         147
     Change in other assets..........................      (232)       772        (236)
     Change in other liabilities.....................    (1,309)     1,109       1,878
     Other, net......................................        51        (37)         24
                                                       --------   --------   ---------
Net cash provided by operating activities............     6,590      4,145       6,189
                                                       --------   --------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.......................    73,576     73,351     118,459
     Equity securities...............................     1,265        858         777
     Mortgage and consumer loans.....................     8,085      7,632       7,890
     Real estate and real estate joint ventures......       503        847       1,922
     Other limited partnership interests.............       764      1,253         953
  Purchases of:
     Fixed maturity securities.......................   (73,375)   (90,163)   (119,375)
     Equity securities...............................    (2,204)      (731)     (1,057)
     Mortgage and consumer loans.....................   (11,891)   (10,535)     (9,473)
     Real estate and real estate joint ventures......    (1,369)    (1,069)     (1,323)
     Other limited partnership interests.............    (1,459)    (1,551)     (1,012)
  Net change in short-term investments...............       582       (362)        409
  Purchases of subsidiaries, net of cash received of
     $0, $0 and $0, respectively.....................        --       (193)         --
  Proceeds from sales of businesses, net of cash
     disposed of $0, $0 and $43, respectively........        25         48         260
  Excess proceeds received on sale of interests in
     affiliate.......................................        30         --          --
  Net change in policy loans.........................      (149)      (176)       (156)
  Net change in other invested assets................    (1,587)    (1,084)       (598)
  Net change in property, equipment and leasehold
     improvements....................................       (88)      (109)       (114)
  Other, net.........................................        22         (4)        (69)
                                                       --------   --------   ---------
Net cash used in investing activities................  $ (7,270)  $(21,988)  $  (2,507)
                                                       --------   --------   ---------




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 39,125   $ 37,411   $ 30,008
     Withdrawals......................................   (34,135)   (31,366)   (26,732)
  Net change in payables for collateral under
     securities loaned and other transactions.........    (3,167)    11,110     (4,221)
  Net change in short-term debt.......................      (476)       380       (992)
  Long-term debt issued...............................     1,705          8      1,216
  Long-term debt repaid...............................      (894)      (112)      (794)
  Collateral financing arrangements issued............        --        850         --
  Capital contribution from the Holding Company.......         7         93         --
  Shares subject to mandatory redemption..............      (131)        --         --
  Junior subordinated debt securities issued..........        --         --        399
  Dividends on common stock...........................      (500)      (863)    (3,200)
  Debt and equity issuance costs......................        (8)       (13)        --
  Other, net..........................................        30         13         (7)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...     1,556     17,511     (4,323)
                                                        --------   --------   --------
Change in cash and cash equivalents...................       876       (332)      (641)
Cash and cash equivalents, beginning of year..........     1,455      1,787      2,428
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  2,331   $  1,455   $  1,787
                                                        ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year...................................  $     --   $     --   $     58
                                                        ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR.........................................  $     --   $     --   $     --
                                                        ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year...................................  $  1,455   $  1,787   $  2,370
                                                        ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR.........................................  $  2,331   $  1,455   $  1,787
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.........................................  $    332   $    256   $    203
                                                        ========   ========   ========
     Income tax.......................................  $  1,010   $    197   $  1,385
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed................................  $     --   $     --   $    366
       Less: liabilities disposed.....................        --         --        269
                                                        --------   --------   --------
       Net assets disposed............................        --         --         97
       Plus: equity securities received...............        --         --         43
       Less: cash disposed............................        --         --         43
                                                        --------   --------   --------
       Business disposition, net of cash disposed.....  $     --   $     --   $     97
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     --   $     --   $      1
                                                        ========   ========   ========
     Real estate acquired in satisfaction of debt.....  $     --   $      6   $      1
                                                        ========   ========   ========
     Contribution of other intangible assets, net of
       deferred income tax............................  $     --   $    377   $     --
                                                        ========   ========   ========
     Excess of net assets over purchase price for
       subsidiary.....................................  $     --   $     19   $     --
                                                        ========   ========   ========




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company and its subsidiaries (collectively, the "Company") is a leading provider of insurance and other financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. The Company is organized into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. The Reinsurance segment has operations in various international markets. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company").

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life Insurance Company and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 9. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1.7 billion and $1.5 billion at December 31, 2007 and 2006, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation. Such reclassifications include $850 million relating to long-term debt reclassified to collateral financing arrangements on the consolidated balance sheet at December 31, 2006 and the consolidated statement of cash flow for the year ended December 31, 2006. See Note 11 for a description of the transaction. See also
Note 20 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions;

          (x)   accounting for employee benefit plans; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:(i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist principally of leveraged leases and funds withheld at interest. Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income. Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company, and (ii) in net investment income for all derivatives held in relation to the trading portfolios. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.1 billion at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $622 million and $538 million at December 31, 2007 and 2006, respectively. Related depreciation and amortization expense was $109 million, $101 million and $94 million for the years ended December 31, 2007, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.1 billion and $1.0 billion at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $760 million and $664 million at December 31, 2007 and 2006, respectively. Related amortization expense was $102 million, $93 million and $97 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7% and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 10%.

     Participating business represented approximately 9% of the Company's life insurance in-force, and 76% of the number of life insurance policies in-force, at both December 31, 2007 and 2006. Participating policies represented approximately 36% and 36%, 34% and 33%, and 35% and 34% of gross and net life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively. The percentages indicated are calculated excluding the business of the reinsurance segment.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 2% to 17%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Income Taxes

     The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with the Holding Company. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) the Holding Company to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 14) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. As of December 31, 2007, virtually all the obligations are calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), as amended, established the accounting for pension plan obligations. Under SFAS 87, the projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions ("SFAS 106"), as amended, established the accounting for expected postretirement plan benefit obligations ("EPBO") which represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligations ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     Prior to December 31, 2006, the funded status of the pension and other postretirement plans, which is the difference between the fair value of plan assets and the PBO for pension plans and the APBO for other postretirement plans (collectively, the "Benefit Obligations"), were offset by the unrecognized actuarial gains or losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost, as applicable. Further, for pension plans, if the ABO exceeded the fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans -- an amendment of FASB Statements No. 87, 88, 106, and SFAS No. 132(r) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the Benefit Obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions are matched. Applicable matching contributions are

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from the Holding Company. The accounting policies described below represent those that the Holding Company applies in determining such allocated expense.

     Stock-based compensation grants prior to January 1, 2003 were accounted for using the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and related interpretations. Compensation expense, if any, was recorded based upon the excess of the quoted market price at grant date over the amount the employee was required to pay to acquire the stock. Under the provisions of APB 25, there was no compensation expense resulting from the issuance of stock options as the exercise price was equivalent to the fair market value at the date of grant. Compensation expense was recognized under the Long-Term Performance Compensation Plan ("LTPCP"), as described more fully in Note 17.

     Stock-based awards granted after December 31, 2002 but prior to January 1, 2006 were accounted for on a prospective basis using the fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure ("SFAS 148"). The fair value method of SFAS 123 required compensation expense to be measured based on the fair value of the equity instrument at the grant or award date. Stock-based compensation was accrued over the vesting period of the grant or award, including grants or awards to retirement-eligible employees. As required by SFAS 148, the Company discloses the pro forma impact as if the stock options granted prior to January 1, 2003 had been accounted for using the fair value provisions of SFAS 123 rather than the intrinsic value method prescribed by APB 25. See Note 17.

     Effective January 1, 2006, the Holding Company adopted, using the modified prospective transition method, SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which replaces SFAS 123 and supersedes APB 25. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of the Holding Company's stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, the Company recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. SFAS 123(r) also requires an estimation of future forfeitures of stock-based awards to be incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $35 million increase in the liability for unrecognized tax benefits, an $11 million decrease in the interest liability for unrecognized tax benefits, and a corresponding reduction to the January 1, 2007 balance of retained earnings of $13 million, net of $11 million of minority interest. See also Note 14.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $202 million, net of income tax of $116 million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Holding Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $749 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also Summary of "Significant Accounting Policies and Critical Accounting Estimates" and Note 16.

  Stock Compensation Plans

     As described previously, effective January 1, 2006, the Holding Company adopted SFAS 123(r) including supplemental application guidance issued by the U.S. Securities and Exchange Commission ("SEC") in Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment ("SAB 107") -- using the modified prospective transition method. In accordance with the modified prospective transition method, results for prior periods have not been restated. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. The Holding Company had previously adopted the fair value method of accounting for stock-based awards as prescribed by SFAS 123 on a prospective basis effective January 1, 2003, and prior to January 1, 2003, accounted for its stock-based awards to employees under the intrinsic value method prescribed by APB 25. The Holding Company did not modify the substantive terms of any existing awards prior to adoption of SFAS 123(r).

     Under the modified prospective transition method, compensation expense recognized during the year ended December 31, 2006 includes: (a) compensation expense for all stock-based awards granted prior to, but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123, and (b) compensation expense for all stock-based awards granted beginning January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(r).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations as all stock-based awards accounted for under the intrinsic value method prescribed by APB 25 had vested prior to the adoption date and the Company, in conjunction with the Holding Company, had adopted the fair value recognition provisions of SFAS 123 on January 1, 2003. As required by SFAS 148, and carried forward in the provisions of SFAS 123(r), the Company discloses the pro forma impact as if stock-based awards accounted for under APB 25 had been accounted for under the fair value method in Note 17.

     SFAS 123 allowed forfeitures of stock-based awards to be recognized as a reduction of compensation expense in the period in which the forfeiture occurred. Upon adoption of SFAS 123(r), the Holding Company changed its policy and now incorporates an estimate of future forfeitures into the determination of compensation expense when recognizing expense over the requisite service period. The impact of this change in accounting policy was not significant to the Company's financial position or results of operations as of the date of adoption.

     Additionally, for awards granted after adoption, the Holding Company changed its policy from recognizing expense for stock-based awards over the requisite service period to recognizing such expense over the shorter of the requisite service period or the period to attainment of retirement-eligibility. The pro forma impact of this change in expense recognition policy for stock-based compensation is detailed in Note 17.

     Prior to the adoption of SFAS 123(r), the Company presented tax benefits of deductions resulting from the exercise of stock options within operating cash flows in the consolidated statements of cash flows. SFAS 123(r) requires tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options be classified and reported as a financing cash inflow upon adoption of SFAS 123(r).

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted FASB Staff Position ("FSP") No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 amends SFAS No. 13, Accounting for Leases, to require that a lessor review the projected timing of income tax cash flows generated by a leveraged lease annually or more frequently if events or circumstances indicate that a change in timing has occurred or is projected to occur. In addition, FSP 13-2 requires that the change in the net investment balance resulting from the recalculation be recognized as a gain or loss from continuing operations in the same line item in which leveraged lease income is recognized in the year in which the assumption is changed. The adoption of FSP 13-2 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FSP No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. While the Company does not expect such changes in valuation to have a material impact on the Company's financial statements at January 1, 2008, the addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there is no material impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FSP No. FSP FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"),

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for nonacquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP FAS 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  ACQUISITIONS AND DISPOSITIONS

     On October 20, 2006, the Holding Company sold its subsidiary, Citicorp Life Insurance Company and its subsidiary, First Citicorp Life Insurance Company (collectively, "CLIC") to the Company for $135 million in cash consideration. The net assets of CLIC acquired by the Company were $154 million. The excess of the net assets of CLIC received over the purchase price resulted in an increase of $19 million in additional paid-in capital. In connection with the sale and merger of CLIC with and into Metropolitan Life Insurance Company, the Holding Company contributed $17 million to the Company. See Note 17.

     On September 30, 2006, the Company acquired MetLife Retirement Services LLC ("MRS") (formerly, CitiStreet Retirement Services LLC), and its subsidiaries from an affiliate, Metropolitan Tower Life Insurance Company ("MTL") for approximately $58 million in cash consideration settled in the fourth quarter of 2006. The assets acquired are principally comprised of $52 million related to the value of customer relationships acquired ("VOCRA"). Further information on VOCRA is described in Note 7.

     On July 1, 2005, the Holding Company completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). On September 30, 2006, the Company received a capital contribution, as described in
Note 17, from the Holding Company of $377 million in the form of intangible assets related to the value of distribution agreements ("VODA") of $389 million, net of deferred income tax of $12 million, for which the Company receives the benefit. The VODA originated through the Holding Company's acquisition of Travelers and was transferred at its amortized cost basis. Further information on VODA is described in Note 7.

     See Note 20 for information on the disposition of P.T. Sejahtera ("MetLife Indonesia") and SSRM Holdings, Inc. ("SSRM").

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $ 53,468   $1,518   $1,292    $ 53,694     33.2%
Residential mortgage-backed
  securities.........................     37,187      456      249      37,394     23.1
Foreign corporate securities.........     25,704    1,449      480      26,673     16.5
U.S. Treasury/agency securities......     14,274    1,297        1      15,570      9.6
Commercial mortgage-backed
  securities.........................     13,122      213      105      13,230      8.2
Asset-backed securities..............      7,528       33      340       7,221      4.5
Foreign government securities........      5,743    1,424       24       7,143      4.4
State and political subdivision
  securities.........................        519       13       10         522      0.4
Other fixed maturity securities......        234       12       29         217      0.1
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities....   $157,779   $6,415   $2,530    $161,664    100.0%
                                        ========   ======   ======    ========    =====
Common stock.........................   $  1,999   $  540   $   93    $  2,446     56.8%
Non-redeemable preferred stock.......      2,054       34      230       1,858     43.2
                                        --------   ------   ------    --------    -----
  Total equity securities............   $  4,053   $  574   $  323    $  4,304    100.0%
                                        ========   ======   ======    ========    =====




                                                       DECEMBER 31, 2006
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $ 51,003   $1,829   $  492    $ 52,340     32.2%
Residential mortgage-backed
  securities.........................     34,617      312      204      34,725     21.4
Foreign corporate securities.........     23,228    1,381      226      24,383     15.0
U.S. Treasury/agency securities......     20,662      944      108      21,498     13.2
Commercial mortgage-backed
  securities.........................     11,794      164       72      11,886      7.3
Asset-backed securities..............      9,369       55       41       9,383      5.8
Foreign government securities........      5,024    1,238       12       6,250      3.9
State and political subdivision
  securities.........................      1,743       27       12       1,758      1.1
Other fixed maturity securities......        233        6       77         162      0.1
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities....   $157,673   $5,956   $1,244    $162,385    100.0%
                                        ========   ======   ======    ========    =====
Common stock.........................   $  1,454   $  457   $   14    $  1,897     54.4%
Non-redeemable preferred stock.......      1,546       59       15       1,590     45.6
                                        --------   ------   ------    --------    -----
  Total equity securities............   $  3,000   $  516   $   29    $  3,487    100.0%
                                        ========   ======   ======    ========    =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $7.8 billion and $7.3 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $1.5 billion and $2.0 billion, respectively, and unrealized losses of $139 million and $3 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 36% have been guaranteed by financial guarantors, of which 59% was guaranteed by financial guarantors who remain Aaa rated through February 2008. Overall, at December 31, 2007, $3.5 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $1.6 billion, $1.4 billion and $479 million at December 31, 2007, are included within corporate securities, asset-backed securities and state and political subdivisions, respectively, and 82% were guaranteed by financial guarantors who remain Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11.9 billion and $12.0 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $87 million and $534 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $12 million and $10 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were $11 million and $3 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $  2,793    $  2,889     $  4,531    $  4,616
Due after one year through five years...     27,817      28,560       28,494      29,095
Due after five years through ten years..     26,059      26,452       25,535      26,071
Due after ten years.....................     43,273      45,918       43,333      46,609
                                           --------    --------     --------    --------
  Subtotal..............................     99,942     103,819      101,893     106,391
Mortgage-backed and asset-backed
  securities............................     57,837      57,845       55,780      55,994
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $157,779    $161,664     $157,673    $162,385
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Proceeds.........................................  $54,680   $57,861   $97,347
Gross investment gains...........................  $   545   $   387   $   623
Gross investment losses..........................  $  (660)  $  (855)  $  (956)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                   DECEMBER 31, 2007
                                ------------------------------------------------------
                                                      EQUAL TO OR
                                  LESS THAN 12      GREATER THAN 12
                                     MONTHS             MONTHS              TOTAL
                                ----------------   ----------------   ----------------
                                ESTI-     GROSS    ESTI-     GROSS    ESTI-     GROSS
                                MATED    UNREAL-   MATED    UNREAL-   MATED    UNREAL-
                                 FAIR     IZED      FAIR     IZED      FAIR     IZED
                                VALUE     LOSS     VALUE     LOSS     VALUE     LOSS
                                -----   --------   -----   --------   -----   --------
                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
                                $18,-              $6,1-              $24,-
U.S. corporate securities.....    213    $  907       21     $385       334    $1,292
Residential mortgage-backed      9,4-               4,0-               13,-
  securities..................     16       180       79       69       495       249
                                 6,8-               3,2-               10,-
Foreign corporate securities..     98       306       78      174       176       480
U.S. Treasury/agency
  securities..................    125         1      279       --       404         1
Commercial mortgage-backed       1,7-               2,2-               3,9-
  securities..................     23        59       46       46        69       105
                                 4,9-                                  5,7-
Asset-backed securities.......     32       267      808       73        40       340
Foreign government
  securities..................    563        16      215        8       778        24
State and political
  subdivision securities......    155         7       81        3       236        10
Other fixed maturity
  securities..................     74        29       --       --        74        29
                                -----   --------   -----   --------   -----   --------
  Total fixed maturity          $42,-              $17,-              $59,-
     securities...............    099    $1,772      107     $758       206    $2,530
                                =====   ========   =====   ========   =====   ========
                                $1,8-                                 $2,1-
Equity securities.............     68    $  283    $ 293     $ 40        61    $  323
                                =====   ========   =====   ========   =====   ========
Total number of securities in
  an unrealized loss             3,6-               2,8-
  position....................     37                 48
                                =====              =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                       DECEMBER 31, 2006
                                  ------------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN 12
                                       LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                                  ----------------------------   ----------------------------   ----------------------------
                                   ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                                  FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                                  ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $11,033      $       152       $ 8,162      $       340       $19,195     $         492
Residential mortgage-backed
  securities....................     10,108               52         8,329              152        18,437               204
Foreign corporate securities....      4,319               61         4,411              165         8,730               226
U.S. Treasury/agency
  securities....................      9,075               99           377                9         9,452               108
Commercial mortgage-backed
  securities....................      3,799               21         2,058               51         5,857                72
Asset-backed securities.........      3,184               27           662               14         3,846                41
Foreign government securities...        409                6           242                6           651                12
State and political subdivision
  securities....................        217                9           104                3           321                12
Other fixed maturity
  securities....................        122               77            --               --           122                77
                                    -------      -----------       -------      -----------       -------     -------------
  Total fixed maturity
     securities.................    $42,266             $504       $24,345             $740       $66,611            $1,244
                                    =======      ===========       =======      ===========       =======     =============
Equity securities...............    $   613             $ 17       $   287             $ 12       $   900            $   29
                                    =======      ===========       =======      ===========       =======     =============
Total number of securities in an
  unrealized loss position......      4,134                          2,129
                                    =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2007
                                              -------------------------------------------------------
                                              COST OR AMORTIZED   GROSS UNREALIZED      NUMBER OF
                                                     COST               LOSS            SECURITIES
                                              -----------------  -----------------  -----------------
                                              LESS THAN  20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                                 20%      MORE      20%      MORE      20%      MORE
                                              ---------  ------  ---------  ------  ---------  ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months........................   $ 28,650  $1,250    $  896    $ 366    3,213      550
Six months or greater but less than nine
  months....................................      9,799      15       484        4      981       10
Nine months or greater but less than twelve
  months....................................      6,706      --       409       --      628        1
Twelve months or greater....................     17,790      10       690        4    1,690        6
                                               --------  ------   -------    -----
  Total.....................................    $62,945  $1,275   $ 2,479     $374
                                               ========  ======   =======    =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2006
                                               --------------------------------------------------------
                                               COST OR AMORTIZED   GROSS UNREALIZED       NUMBER OF
                                                      COST               LOSS             SECURITIES
                                               -----------------  ------------------  -----------------
                                               LESS THAN  20% OR  LESS THAN   20% OR  LESS THAN  20% OR
                                                  20%      MORE      20%       MORE      20%      MORE
                                               ---------  ------  ---------  -------  ---------  ------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months.........................   $ 32,410   $  25    $  346   $     7    3,112      62
Six months or greater but less than nine
  months.....................................      1,657       3        28         1      300       1
Nine months or greater but less than twelve
  months.....................................      9,305      --       139        --      659      --
Twelve months or greater.....................     25,356      28       746         6    2,123       6
                                                --------   -----   -------   -------
  Total......................................    $68,728     $56   $ 1,259       $14
                                                ========   =====   =======   =======



     At December 31, 2007 and 2006, $2.5 billion and $1.3 billion, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $374 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 29% of the cost or amortized cost of such securities. Of such unrealized losses of $374 million, $366 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $14 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. Of such unrealized losses of $14 million, $7 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held 16 fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 8%, or $224 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held four fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 7%, or $95 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $2.9 billion and $1.3 billion, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    45%    39%
  Foreign corporate securities...............................    17     18
  Asset-backed securities....................................    12      3
  Residential mortgage-backed securities.....................     9     16
  Commercial mortgage-backed securities......................     4      6
  Other......................................................    13     18
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    35%     7%
  Industrial.................................................    18     24
  Mortgage-backed............................................    13     22
  Utility....................................................     9     12
  Government.................................................     1      9
  Other......................................................    24     26
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $26.9 billion and $30.1 billion and an estimated fair value of $27.9 billion and $31.0 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $28.7 billion and $32.0 billion at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2007. Security collateral of $17 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 could not have been sold or repledged and was not reflected in the consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND HELD IN TRUST AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1.7 billion and $1.2 billion at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities. Company securities held in trust to satisfy collateral requirements had a cost or amortized cost of $2.4 billion and $2.3 billion at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 4. Additionally, the Company has pledged certain of its fixed maturity securities and mortgage loans in support of its funding agreements as described in Note 7.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2007                2006
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN MILLIONS)
Commercial mortgage loans...................  $31,145      78%    $28,369      78%
Agricultural mortgage loans.................    8,985      22       7,527      21
Consumer loans..............................       63      --         203       1
                                              -------   -------   -------   -------
  Total.....................................   40,193     100%     36,099     100%
                                                        =======             =======
Less: Valuation allowances..................      181                 160
                                              -------             -------
  Mortgage and consumer loans...............  $40,012             $35,939
                                              =======             =======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 20%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $373 million and $372 million at December 31, 2007 and 2006, respectively.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $160   $149   $154
Additions..............................................    70     28     43
Deductions.............................................   (49)   (17)   (48)
                                                         ----   ----   ----
Balance at December 31,................................  $181   $160   $149
                                                         ====   ====   ====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Impaired loans with valuation allowances....................  $552   $371
Impaired loans without valuation allowances.................     8     39
                                                              ----   ----
  Subtotal..................................................   560    410
Less: Valuation allowances on impaired loans................    67     20
                                                              ----   ----
  Impaired loans............................................  $493   $390
                                                              ====   ====



     The average investment on impaired loans was $399 million, $145 million and $152 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $35 million, $1 million and $6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was $2 million and $9 million at December 31, 2007 and 2006, respectively. Interest income of less than $1 million, $1 million and $2 million was recognized on restructured loans for the years ended December 31, 2007, 2006 and 2005, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million, $1 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of $1 million and $7 million at December 31, 2007 and 2006, respectively. Mortgage and consumer loans on which interest is no longer accrued had an amortized cost of $18 million and $35 million at December 31, 2007 and 2006, respectively. Mortgage and consumer loans in foreclosure had an amortized cost of $6 million and $30 million at December 31, 2007 and 2006, respectively.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                             2007     2006
                                                           -------   ------
                                                             (IN MILLIONS)
Real estate..............................................  $ 4,124   $3,974
Accumulated depreciation.................................   (1,068)    (994)
                                                           -------   ------
Net real estate..........................................    3,056    2,980
Real estate joint ventures...............................    2,295    1,328
                                                           -------   ------
  Real estate and real estate joint ventures.............    5,351    4,308
Real estate held-for-sale................................      172      177
                                                           -------   ------
  Total real estate holdings.............................  $ 5,523   $4,485
                                                           =======   ======



     Related depreciation expense on real estate was $112 million, $107 million and $103 million for the years ended December 31, 2007, 2006 and 2005, respectively. These amounts include $13 million, $14 million and $30 million of depreciation expense related to discontinued operations for the years ended December 31, 2007, 2006 and 2005, respectively.

     There were no impairments recognized on real estate held-for-sale for the year ended December 31, 2007. Impairment losses recognized on real estate held-for-sale were $8 million and $5 million for the years ended

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2006 and 2005, respectively. The carrying value of non-income producing real estate was $8 million at both December 31, 2007 and 2006. The Company did not own real estate acquired in satisfaction of debt at December 31, 2007. The Company owned real estate acquired in satisfaction of debt of less than $1 million at December 31, 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................  $2,417      44%    $2,335      52%
Apartments....................................   1,226      22        737      17
Retail........................................     561      10        534      12
Real estate investment funds..................     404       7        307       7
Development joint ventures....................     383       7        169       4
Industrial....................................     356       7        291       6
Land..........................................     107       2         50       1
Agriculture...................................       9      --         --      --
Other.........................................      60       1         62       1
                                                ------   -------   ------   -------
  Total real estate holdings..................  $5,523     100%    $4,485     100%
                                                ======   =======   ======   =======



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 20%, 10%, 10% and 10% of the Company's real estate holdings were located in California, Texas, Florida and New York, respectively.

  LEVERAGED LEASES

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                             2007     2006
                                                           -------   ------
                                                             (IN MILLIONS)
Rental receivables, net..................................  $ 1,483   $1,055
Estimated residual values................................    1,185      887
                                                           -------   ------
  Subtotal...............................................    2,668    1,942
Unearned income..........................................   (1,031)    (694)
                                                           -------   ------
  Investment in leveraged leases.........................  $ 1,637   $1,248
                                                           =======   ======



     The Company's deferred income tax liability related to leveraged leases was $798 million and $670 million at December 31, 2007 and 2006, respectively. The rental receivables set forth above are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 30 years.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net income from investment in leveraged leases are as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Income from investment in leveraged leases (included
  in net investment income)...........................  $ 48     $ 51     $ 54
Less: Income tax expense on leveraged leases..........   (17)     (18)     (19)
                                                        ----     ----     ----
Net income from leveraged leases......................  $ 31     $ 33     $ 35
                                                        ====     ====     ====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $4.9 billion and $3.7 billion at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 and 2006 are $1.2 billion and $848 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $71 million, $67 million and $20 million, respectively, related to hedge funds.

  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4.5 billion and $4.0 billion at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Fixed maturity securities........................  $10,169   $ 9,551   $ 8,588
Equity securities................................      183        58        53
Mortgage and consumer loans......................    2,426     2,315     2,246
Policy loans.....................................      523       495       497
Real estate and real estate joint ventures.......      775       708       504
Other limited partnership interests..............    1,141       705       676
Cash, cash equivalents and short-term
  investments....................................      154       201       113
Other............................................      534       465       381
                                                   -------   -------   -------
  Total investment income........................   15,905    14,498    13,058
Less: Investment expenses........................    2,419     2,201     1,340
                                                   -------   -------   -------
  Net investment income..........................  $13,486   $12,297   $11,718
                                                   =======   =======   =======



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment income of $21 million, $20 million and $16 million, respectively, related to fixed maturity securities; $12 million, less than $1 million and less than $1 million respectively, related to equity securities; and $66 million, $52 million and $3 million, respectively, related to other, are included in the table above. There was no affiliated investment income related to mortgage loans for the year ended December 31, 2007. For the years ended December 31, 2006 and 2005, affiliated investment income related to mortgage loans was $112 million and $189 million, respectively, which included the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

prepayment fees discussed below. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

     In the fourth quarter of 2006, MTL sold its Peter Cooper Village and Stuyvesant Town properties for $5.4 billion. Upon the closing of the transaction, MTL repaid the mortgage of $770 million, including accrued interest, held by the Company on these properties and paid a prepayment fee of $68 million which was recognized as affiliated investment income related to mortgage loans included in the table above.

     In the second quarter of 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed to the Company. Based on the terms of the loan agreement, the Company also received a $120 million prepayment fee from MTL, which was recognized when received as affiliated investment income related to mortgage loans included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(310)  $(572)  $(518)
Equity securities....................................    133      67     121
Mortgage and consumer loans..........................      4     (16)     31
Real estate and real estate joint ventures...........     45      38       7
Other limited partnership interests..................     35       2      43
Derivatives..........................................   (665)   (458)    410
Other................................................    294     112      85
                                                       -----   -----   -----
  Net investment gains (losses)......................  $(464)  $(827)  $ 179
                                                       =====   =====   =====



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $42 million, ($18) million and ($5) million, respectively, are included in derivatives and ($3) million, ($2) million and $33 million, respectively, are included within other in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $62 million, $37 million and $64 million for the years ended December 31, 2007, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities.........................  $ 3,785   $ 4,685   $ 5,972
Equity securities.................................      247       483       225
Derivatives.......................................     (262)     (238)     (207)
Minority interest.................................     (150)     (159)     (171)
Other.............................................      (14)       --       (82)
                                                    -------   -------   -------
  Subtotal........................................    3,606     4,771     5,737
                                                    -------   -------   -------
Amounts allocated from:
  Insurance liability loss recognition............     (366)     (806)   (1,259)
  DAC and VOBA....................................     (420)     (239)     (148)
  Policyholder dividend obligation................     (789)   (1,062)   (1,492)
                                                    -------   -------   -------
     Subtotal.....................................   (1,575)   (2,107)   (2,899)
                                                    -------   -------   -------
Deferred income tax...............................     (689)     (968)   (1,029)
                                                    -------   -------   -------
  Subtotal........................................   (2,264)   (3,075)   (3,928)
                                                    -------   -------   -------
Net unrealized investment gains (losses)..........  $ 1,342   $ 1,696   $ 1,809
                                                    =======   =======   =======



     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2007     2006      2005
                                                     -------   ------   -------
                                                            (IN MILLIONS)
Balance, January 1,................................  $ 1,696   $1,809   $ 2,408
Unrealized investment gains (losses) during the
  year.............................................   (1,165)    (966)   (2,556)
Unrealized investment gains (losses) of
  subsidiaries at the date of sale.................       --       --        15
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition......      440      453       694
  DAC and VOBA.....................................     (181)     (91)      259
  Policyholder dividend obligation.................      273      430       627
  Deferred income tax..............................      279       61       362
                                                     -------   ------   -------
Balance, December 31,..............................  $ 1,342   $1,696   $ 1,809
                                                     =======   ======   =======
Net change in unrealized investment gains
  (losses).........................................  $  (354)  $ (113)  $  (599)
                                                     =======   ======   =======



  TRADING SECURITIES

     The Company has a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income related to fixed maturity securities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, trading securities were $457 million and $563 million, respectively, and liabilities associated with the short sale agreements in the trading securities portfolio, which were included in other liabilities, were $107 million and $387 million, respectively. The Company had pledged $407 million and $614 million of its assets, primarily consisting of trading securities, as collateral to secure the liabilities associated with the short sale agreements in the trading securities portfolio at December 31, 2007 and 2006, respectively.

     During the years ended December 31, 2007, 2006 and 2005, interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities and the related short sale agreement liabilities included within net investment income totaled $6 million, $32 million and ($3) million, respectively. Included within unrealized gains (losses) on such trading securities and short sale agreement liabilities, are changes in fair value of ($4) million, $3 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that: (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2007; and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                          DECEMBER 31, 2007
                                         ---------------------------------------------------
                                            PRIMARY BENEFICIARY      NOT PRIMARY BENEFICIARY
                                         ------------------------   ------------------------
                                                        MAXIMUM                    MAXIMUM
                                            TOTAL     EXPOSURE TO      TOTAL     EXPOSURE TO
                                         ASSETS (1)     LOSS (2)    ASSETS (1)     LOSS (2)
                                         ----------   -----------   ----------   -----------
                                                            (IN MILLIONS)
Asset-backed securitizations...........    $    --     $      --      $   792         $  100
Real estate joint ventures (3).........         48            26          155             --
Other limited partnership interests
  (4)..................................          2             1       36,236          1,942
Trust preferred securities (5).........         --            --       37,882          2,149
Other investments (6)..................         --            --          358             49
                                         ----------   -----------   ----------   -----------
  Total................................        $50           $27      $75,423     $    4,240
                                         ==========   ===========   ==========   ===========



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $162 million and $222 million, respectively, of its total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $12 million, $10 million and $6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") was formed as a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and is managed by Metropolitan Life Insurance Company. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool. The affiliated companies' ownership interests in the pooled money market securities held by the MIIP was $101 million and $210 million as of December 31, 2007 and 2006, respectively. Net investment income allocated to affiliates from the MIIP was $7 million, $8 million, and $7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates...........................................  $142   $ 97   $762
Amortized cost of assets transferred to affiliates.....  $145   $ 99   $723
Net investment gains (losses) recognized on transfers..  $ (3)  $ (2)  $ 39
Estimated fair value of assets transferred from
  affiliates...........................................  $778   $307   $691

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................  $ 48,554   $  416      $  614      $17,865    $ 207      $   79
Interest rate floors...............    32,855      420          --       25,955      193          --
Interest rate caps.................    34,784       44          --       19,754      119          --
Financial futures..................     6,127       35          34        6,824       52          19
Foreign currency swaps.............    16,220      639       1,608       14,952      287       1,102
Foreign currency forwards..........     1,807       41          11        1,204       22           4
Options............................     1,423      123          --            1        1          --
Financial forwards.................     3,449       63           1        2,900       12          24
Credit default swaps...............     5,754       52          31        5,023        4          16
Synthetic GICs.....................     3,670       --          --        3,739       --          --
Other..............................       250       43          --          250       56          --
                                     --------   ------      ------      -------    -----     -------
  Total............................  $154,893   $1,876      $2,299      $98,467    $ 953     $ 1,244
                                     ========   ======      ======      =======    =====     =======



     The above table does not include notional amounts for equity futures and equity variance swaps. At December 31, 2007, the Company owned 171 equity futures. The Company did not own equity futures at December 31, 2006. Fair values of equity futures are included in financial futures in the preceding table. At both December 31, 2007 and 2006, the Company owned 132,000 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:


                                                                 REMAINING LIFE
                             --------------------------------------------------------------------------------------
                                                  AFTER ONE YEAR      AFTER FIVE YEARS
                             ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS     TOTAL
                             ----------------   ------------------   -----------------   ---------------   --------
                                                                  (IN MILLIONS)
Interest rate swaps.......           $10,021              $24,746              $ 7,900          $ 5,887    $ 48,554
Interest rate floors......                --               13,068               19,787               --      32,855
Interest rate caps........            21,204               13,580                   --               --      34,784
Financial futures.........             6,127                   --                   --               --       6,127
Foreign currency swaps....             1,612                6,468                6,556            1,584      16,220
Foreign currency
  forwards................             1,799                   --                   --                8       1,807
Options...................                --                   --                1,250              173       1,423
Financial forwards........                --                   --                   --            3,449       3,449
Credit default swaps......               305                3,985                1,215              249       5,754
Synthetic GICs............               317                   --                   --            3,353       3,670
Other.....................                --                   --                   --              250         250
                             ----------------   ------------------   -----------------   ---------------   --------
  Total...................     $      41,385     $         61,847     $         36,708     $     14,953    $154,893
                             ================   ==================   =================   ===============   ========



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities, as well as to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward starting swaps where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


instrument such as a U.S. Treasury or Agency security. The Company also enters into certain credit default swaps held in relation to trading portfolios.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or to synthetically create investments and are included in the other classification in the preceding table.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................  $  9,301   $  630      $   94      $ 7,890    $ 290      $   84
Cash flow....................     3,084       23         311        2,656       33         149
Foreign operations...........       686       --         116          489       --          39
Non-qualifying...............   141,822    1,223       1,778       87,432      630         972
                               --------   ------     -------      -------    -----     -------
  Total......................  $154,893   $1,876     $ 2,299      $98,467     $953     $ 1,244
                               ========   ======     =======      =======    =====     =======



     The following table presents the settlement payments recorded in income for the:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Qualifying hedges:
  Net investment income................................  $ 24   $ 48   $ 42
  Interest credited to policyholder account balances...   (28)   (26)    17
Non-qualifying hedges:
  Net investment income................................    (5)    --     --
  Net investment gains (losses)........................   197    225     86
                                                         ----   ----   ----
     Total.............................................  $188   $247   $145
                                                         ====   ====   ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Changes in the fair value of derivatives.............  $ 319   $ 278   $(118)
Changes in the fair value of the items hedged........   (308)   (278)    116
                                                       -----   -----   -----
Net ineffectiveness of fair value hedging
  activities.........................................  $  11   $  --   $  (2)
                                                       =====   =====   =====



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) financial forwards to buy and sell securities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized net investment gains (losses) of ($21) million which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment losses for the years ended December 31, 2007, 2006 and 2005 related to such discontinued cash flow hedges were $3 million, $3 million and $42 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,.................................................  $(238)  $(207)  $(447)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges.............................................   (185)    (30)    168
Amounts reclassified to net investment gains
  (losses)...........................................    150     (15)     72
Amounts reclassified to net investment income........     12      15       2
Amortization of transition adjustment................     (1)     (1)     (2)
                                                       -----   -----   -----
Other comprehensive income (loss) balance at December
  31,................................................  $(262)  $(238)  $(207)
                                                       =====   =====   =====



     At December 31, 2007, $91 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps, options and non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2007, 2006 and 2005.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2007, 2006 and 2005 include gains (losses) of ($144) million, ($7) million and ($27) million, respectively, related to foreign currency contracts and non-derivative financial instruments used to hedge its net investments in foreign operations. At December 31, 2007 and 2006, the cumulative foreign currency translation loss recorded in accumulated other comprehensive income related to these hedges was $235 million and $91 million, respectively. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities; (iv) credit default swaps to economically hedge exposure to adverse movements in credit; (v) equity futures, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (vi) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vii) financial forwards to buy and sell securities; (viii) synthetic guaranteed interest contracts; (ix) credit default swaps and TRRs to synthetically create investments; (x) basis swaps to better match the cash flows of assets and related liabilities; (xi) credit default swaps held in relation to trading portfolios; and (xii) swaptions to hedge interest rate risk.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2007    2006   2005
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...............................................  $(743)  $(701)  $372
Net investment income (1)...................................  $  20   $  --   $ --


--------

   (1) Changes in fair value related to derivatives held in relation to trading portfolios.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and modified coinsurance contracts.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Embedded derivative assets..................................  $ 91   $ 57
Embedded derivative liabilities.............................  $694   $164


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $(135)  $ 12   $ 29
Interest credited to policyholder account balances.....  $ (66)  $(80)  $(45)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $233 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $98 million and $16 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     As of December 31, 2007 and 2006, the Company provided collateral of $162 million and $80 million, respectively, which is included in fixed maturity securities in the consolidated balance sheets. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2007 and 2006, the Company pledged collateral of $33 million and $23 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                       DAC      VOBA    TOTAL
                                                     -------   -----   -------
                                                           (IN MILLIONS)
Balance at January 1, 2005.........................  $10,255   $ 807   $11,062
  Capitalizations..................................    1,619      --     1,619
                                                     -------   -----   -------
       Subtotal....................................   11,874     807    12,681
                                                     -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).................       13       2        15
     Unrealized investment gains (losses)..........     (244)    (15)     (259)
     Other expenses................................    1,304      66     1,370
                                                     -------   -----   -------
       Total amortization..........................    1,073      53     1,126
                                                     -------   -----   -------
  Less: Dispositions and other.....................      120      (3)      117
                                                     -------   -----   -------
Balance at December 31, 2005.......................   10,681     757    11,438
  Capitalizations..................................    1,677      --     1,677
                                                     -------   -----   -------
       Subtotal....................................   12,358     757    13,115
                                                     -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).................     (136)     (2)     (138)
     Unrealized investment gains (losses)..........      105     (14)       91
     Other expenses................................    1,248     (21)    1,227
                                                     -------   -----   -------
       Total amortization..........................    1,217     (37)    1,180
                                                     -------   -----   -------
  Less: Dispositions and other.....................      (85)    (23)     (108)
                                                     -------   -----   -------
Balance at December 31, 2006.......................   11,226     817    12,043
  Effect of SOP 05-1 adoption......................     (195)   (123)     (318)
  Capitalizations..................................    1,689      --     1,689
                                                     -------   -----   -------
       Subtotal....................................   12,720     694    13,414
                                                     -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).................     (224)     (1)     (225)
     Unrealized investment gains (losses)..........      110      71       181
     Other expenses................................    1,364      21     1,385
                                                     -------   -----   -------
       Total amortization..........................    1,250      91     1,341
                                                     -------   -----   -------
  Less: Dispositions and other.....................      (68)     --       (68)
                                                     -------   -----   -------
Balance at December 31, 2007.......................  $11,538   $ 603   $12,141
                                                     =======   =====   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $48 million in 2008, $41 million in 2009, $35 million in 2010, $37 million in 2011 and $38 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $202   $200
Acquisitions................................................     2      2
                                                              ----   ----
Balance at December 31,.....................................  $204   $202
                                                              ====   ====



7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                   -------------------------------------------------------------
                                                                                OTHER
                                     FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                        BENEFITS        ACCOUNT BALANCES        FUNDS
                                   -----------------   -----------------   ---------------
                                     2007      2006      2007      2006     2007     2006
                                   -------   -------   -------   -------   ------   ------
                                                         (IN MILLIONS)
Institutional
  Group life.....................  $ 3,326   $ 3,250   $13,207   $12,774   $2,359   $2,252
  Retirement & savings...........   26,119    25,797    38,749    32,396      213       20
  Non-medical health & other.....   10,430     9,339       501        --      595      529
Individual
  Traditional life...............   51,457    50,737        --        --    1,431    1,395
  Universal variable life........      229       207     6,121     6,129      791      746
  Annuities......................    1,817     1,879    20,056    20,604       14      375
  Other..........................       --        --     2,368     2,381        1        1
International....................      324       291         4         3        2        1
Reinsurance......................    6,159     5,140     6,656     6,213    2,298    1,979
Corporate and Other (1)..........      (21)      (41)       (2)       (2)      39       74
                                   -------   -------   -------   -------   ------   ------
     Total.......................  $99,840   $96,599   $87,660   $80,498   $7,743   $7,372
                                   =======   =======   =======   =======   ======   ======



     (1) Corporate and Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $406 million and $422 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $613 million and $278 million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were ($251) million and $177 million at December 31, 2007 and 2006, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                            2007         2006
                                                         ---------    ---------
                                                              (IN MILLIONS)
Balance at January 1,..................................       $439         $ --
Capitalization.........................................         --          441
Amortization...........................................         (8)          (2)
                                                         ---------    ---------
Balance at December 31,................................  $     431    $     439
                                                         =========    =========



     The value of the other identifiable intangibles included in the table above reflects the estimated fair value of Citigroup/Travelers distribution agreement and customer relationships acquired at the original acquisition date and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discounted rate of 11.5% was used to value these intangible assets.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $12 million in 2008, $15 million in 2009, $18 million in 2010, $21 million in 2011 and $24 million in 2012. See Note 2 for a description of acquisitions and dispositions.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER
                                                                31,
                                                       --------------------
                                                        2007    2006   2005
                                                       -----   -----   ----
                                                           (IN MILLIONS)
Balance at January 1,................................   $121    $ 95    $75
Capitalization.......................................     29      31     29
Amortization.........................................    (18)     (5)    (9)
                                                       -----   -----   ----
Balance at December 31,..............................  $ 132   $ 121   $ 95
                                                       =====   =====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $71.4 billion and $64.5 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $18.3 billion and $16.5 billion at December 31, 2007 and 2006, respectively. The latter category consisted primarily of Met Managed GICs and participating close-out contracts. The average interest rate credited on these contracts was 4.73% and 4.63% at December 31, 2007 and 2006, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.3 billion, $1.2 billion and $1.1 billion for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Fixed maturity securities....................................   $ 6    $ 5
Equity securities............................................   $35    $35
Cash and cash equivalents....................................   $ 1    $ 1


     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2007, 2006 and 2005, the Company issued $4.6 billion, $5.2 billion and $4.0 billion, respectively, and repaid $3.7 billion, $1.5 billion and $1.1 billion, respectively, of GICs under this program. At December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $19.1 billion and $16.8 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $918 million, $673 million and $384 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     Metropolitan Life Insurance Company is a member of the Federal Home Loan Bank of New York ("FHLB of NY") and holds $339 million and $136 million of common stock of the FHLB of NY at December 31, 2007 and 2006, respectively, which is included in equity securities. Metropolitan Life Insurance Company has also entered into funding agreements with the FHLB of NY whereby Metropolitan Life Insurance Company has issued such funding agreements in exchange for cash and for which the FHLB of NY has been granted a lien on certain Metropolitan Life Insurance Company assets, including residential mortgage-backed securities to collateralize Metropolitan Life Insurance Company 's obligations under the funding agreements. Metropolitan Life Insurance Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by Metropolitan Life Insurance Company , the FHLB of NY's recovery on the collateral is limited to the amount of Metropolitan Life Insurance Company 's liability to the FHLB of NY. The amount of the Company's liability for funding agreements with the FHLB of NY was $4.6 billion at December 31, 2007, which is included in policyholder account balances. The advances on these agreements are collateralized by residential mortgage-backed securities with fair values of $4.8 billion at December 31, 2007. Metropolitan Life Insurance Company did not have any funding agreements with the FHLB of NY at December 31, 2006.

     Metropolitan Life Insurance Company has issued funding agreements to certain trusts that have issued securities guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances,

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such trusts was $2.5 billion and $1.5 billion at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural real estate mortgage loans with fair values of $2.9 billion and $1.7 billion at December 31, 2007 and 2006, respectively.

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Balance at January 1,.............................  $ 4,500   $ 4,191   $ 3,847
  Less: Reinsurance recoverables..................     (268)     (295)     (292)
                                                    -------   -------   -------
Net balance at January 1,.........................    4,232     3,896     3,555
                                                    -------   -------   -------
Incurred related to:
  Current year....................................    3,743     2,997     2,791
  Prior years.....................................     (104)      (28)      (41)
                                                    -------   -------   -------
                                                      3,639     2,969     2,750
                                                    -------   -------   -------
Paid related to:
  Current year....................................   (2,077)   (1,814)   (1,667)
  Prior years.....................................     (885)     (819)     (742)
                                                    -------   -------   -------
                                                     (2,962)   (2,633)   (2,409)
                                                    -------   -------   -------
Net balance at December 31,.......................    4,909     4,232     3,896
  Add: Reinsurance recoverables...................      265       268       295
                                                    -------   -------   -------
Balance at December 31,...........................  $ 5,174   $ 4,500   $ 4,191
                                                    =======   =======   =======



     During 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $104 million and $28 million, respectively, due to improved loss ratio for non-medical health claim liabilities and improved claim management.

     In 2005, the claims and claim adjustment expenses decreased by $41 million due to a refinement in the estimation methodology for non-medical health long-term care claim liabilities, improved loss ratio for non-medical health claims liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                             DECEMBER 31,
                                ---------------------------------------------------------------------
                                              2007                                 2006
                                --------------------------------     --------------------------------
                                    IN THE               AT              IN THE               AT
                                EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                --------------     -------------     --------------     -------------
                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value........    $     3,937               N/A         $    3,233               N/A
Net amount at risk (2)........    $         7(3)            N/A         $       --(3)            N/A
Average attained age of
  contractholders.............     60 years                 N/A          59 years                N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value........    $    36,404        $    6,524         $   34,362        $    5,273
Net amount at risk (2)........    $       399(3)     $       86(4)      $      354(3)     $       16(4)
Average attained age of
  contractholders.............       62 years         57 years            61 years         57 years
TWO TIER ANNUITIES
General account value.........            N/A        $      286                N/A        $      296
Net amount at risk (2)........            N/A        $       51(5)             N/A        $       53(5)
Average attained age of
  contractholders.............            N/A          60 years                N/A          58 years



                                                           DECEMBER 31,
                                        -------------------------------------------------
                                                  2007                      2006
                                        -----------------------   -----------------------
                                         SECONDARY     PAID UP     SECONDARY     PAID UP
                                        GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                        ----------   ----------   ----------   ----------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS
  (1)
Account value (general and separate
  account)............................   $   6,550    $   1,403    $   6,094    $   1,770
Net amount at risk (2)................   $ 103,219(3) $  13,482(3) $ 101,431(3) $  14,500(3)
Average attained age of
  policyholders.......................    47 years     54 years     46 years     53 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                            UNIVERSAL AND VARIABLE
                                                                LIFE CONTRACTS
                                                           -----------------------
                                   ANNUITY CONTRACTS
                              --------------------------
                              GUARANTEED     GUARANTEED
                                 DEATH     ANNUITIZATION    SECONDARY     PAID UP
                               BENEFITS       BENEFITS     GUARANTEES   GUARANTEES     TOTAL
                              ----------   -------------   ----------   ----------   ---------
                                                        (IN MILLIONS)
Balance at January 1, 2005..  $        6   $           7   $        6   $        7   $      26
Incurred guaranteed
  benefits..................           4              --            3            3          10
Paid guaranteed benefits....          (2)             --           (1)          --          (3)
                              ----------   -------------   ----------   ----------   ---------
Balance at December 31,
  2005......................           8               7            8           10          33
Incurred guaranteed
  benefits..................           1              --            1           (1)          1
Paid guaranteed benefits....          (3)             --           --           --          (3)
                              ----------   -------------   ----------   ----------   ---------
Balance at December 31,
  2006......................           6               7            9            9          31
Incurred guaranteed
  benefits..................           4               8            4            3          19
Paid guaranteed benefits....          (2)             --           --           --          (2)
                              ----------   -------------   ----------   ----------   ---------
Balance at December 31,
  2007......................         $ 8             $15          $13          $12         $48
                              ==========   =============   ==========   ==========   =========



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $23,494   $23,510
  Bond..................................................    3,430     2,757
  Balanced..............................................    5,312     1,125
  Money Market..........................................      350       220
  Specialty.............................................      402       522
                                                          -------   -------
     Total..............................................  $32,988   $28,134
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its individual universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company had also protected itself through the purchase of combination risk coverage. This reinsurance coverage pooled risks from several lines of business and included individual and group life claims in excess of $2 million per policy. This combination risk coverage was commuted during 2005.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA"), retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Direct premiums..................................  $17,413   $16,960   $16,466
Reinsurance assumed..............................    5,961     5,061     4,517
Reinsurance ceded................................   (2,029)   (1,737)   (1,727)
                                                   -------   -------   -------
Net premiums.....................................  $21,345   $20,284   $19,256
                                                   =======   =======   =======
Reinsurance recoverables netted against
  policyholder benefits and claims...............  $ 1,637   $ 1,552   $ 1,495
                                                   =======   =======   =======



     Reinsurance recoverables, included in premiums and other receivables, were $21.2 billion and $5.2 billion at December 31, 2007 and 2006, respectively, including $17.2 billion and $1.2 billion for years ending December 31, 2007 and 2006, respectively, relating to reinsurance of long-term GICs, structured settlement lump sum contracts and closed block liabilities accounted for as financing transactions, and $1.1 billion and $1.4 billion at December 31, 2007 and 2006, respectively, relating to the reinsurance of investment-type contracts held by small market defined contribution plans. Reinsurance and ceded commissions payables, included in other liabilities, were $323 million and $202 million at December 31, 2007 and 2006, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has reinsurance agreements with certain of the Holding Company's subsidiaries, including Exeter Reassurance Company, Ltd., Texas Life Insurance Company ("TLIC"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI USA"), MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), and MTL, all of which are related parties. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $17.6 billion and $20.1 billion, respectively. At December 31, 2006, comparable assets and liabilities were $1.7 billion and $5.6 billion, respectively.

     The following table reflects the related party reinsurance information recorded in income for the:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2007   2006    2005
                                                        ----   ----   -----
                                                           (IN MILLIONS)
Assumed premiums......................................  $ 52   $ 42   $  37
Assumed fees, included in universal life and
  investment-type product policy fees.................  $  2   $  1   $  --
Interest earned on assumed reinsurance, included in
  other revenues......................................  $ (4)  $ (3)  $  (3)
Assumed benefits, included in policyholder benefits
  and claims..........................................  $ 54   $ 86   $ 108
Assumed benefits, included in interest credited to
  policyholder account balances.......................  $ 18   $ 11   $   8
Assumed acquisition costs, included in other
  expenses............................................  $144   $322   $ 137
Ceded premiums........................................  $113   $116   $ 141
Ceded fees, included in universal life and investment-
  type product policy fees............................  $112   $ 64   $ 218
Ceded fees, included in net investment gains
  (losses)............................................  $ --   $ --   $   6
Interest earned on ceded reinsurance, included in
  other revenues......................................  $ --   $ --   $   2
Ceded benefits, included in policyholder benefits and
  claims..............................................  $ 80   $ 69   $  85
Ceded benefits, included in interest credited to
  policyholder account balances.......................  $ 65   $ 49   $  42
Ceded benefits, included in policyholder dividends....  $ 29   $ 27   $  24
Interest costs on ceded reinsurance, included in other
  expenses............................................  $  5   $ (2)  $(120)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded amounts were $42 million, ($18) million and ($5) million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective January 1, 2005, a subsidiary of the Company, General American Life Insurance Company ("GALIC") entered into a reinsurance agreement to cede an in-force block of business to MLI USA, an affiliate. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, GALIC transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, GALIC recognized a realized gain of $19 million, net of income taxes. GALIC also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, GALIC ceded premiums and related fees of $121 million, $119 million and $192 million, respectively, and ceded benefits and related costs of $86 million, $98 million and $143 million, respectively, for the years ended December 31, 2007, 2006 and 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2007 and 2006 were $1.1 billion and $1.0 billion, respectively.

     On December 1, 2006, TLIC recaptured business previously ceded under a 2002 reinsurance treaty with the Company. The agreement required the Company to assume, on a co-insurance basis, certain structured settlement business from TLIC. On January 5, 2007, the Company transferred cash in the amount of $989 million, which represented $984 million for the fair value of the returned future policy benefits plus $5 million in interest. For the year ended December 31, 2006, as a result of this transaction, the Company recognized an expense of $184 million.

     In December 2007, the Company ceded a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, an affiliate. The cession to MRC does not transfer significant risk and therefore is accounted for under the deposit method. In connection with this transaction the Company recorded in premiums and other receivables, an affiliated receivable of $16 billion and in other liabilities, an affiliated funds withheld liability of $16 billion.

9.  CLOSED BLOCK

     On April 7, 2000, (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:

                                                                      DECEMBER 31,
                                                                    ----------------
                                                                      2007     2006
                                                                    -------  -------
                                                                      (IN MILLIONS)
CLOSED BLOCK LIABILITIES
  Future policy benefits..........................................  $43,362  $43,089
  Other policyholder funds........................................      323      282
  Policyholder dividends payable..................................      709      701
  Policyholder dividend obligation................................      789    1,063
  Payables for collateral under securities loaned and other
     transactions.................................................    5,610    6,483
  Other liabilities...............................................      290      192
                                                                    -------  -------
     Total closed block liabilities...............................   51,083   51,810
                                                                    -------  -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $29,631 and $30,286, respectively)....   30,481   31,255
  Equity securities available-for-sale, at estimated fair value
     (cost: $1,555 and $1,184, respectively)......................    1,875    1,484
  Mortgage loans on real estate...................................    7,472    7,848
  Policy loans....................................................    4,290    4,212
  Real estate and real estate joint ventures held-for-investment..      297      242
  Short-term investments..........................................       14       62
  Other invested assets...........................................      829      644
                                                                    -------  -------
     Total investments............................................   45,258   45,747
Cash and cash equivalents.........................................      333      255
Accrued investment income.........................................      485      517
Deferred income tax assets........................................      640      754
Premiums and other receivables....................................      151      156
                                                                    -------  -------
     Total assets designated to the closed block..................   46,867   47,429
                                                                    -------  -------
Excess of closed block liabilities over assets designated to the
  closed block....................................................    4,216    4,381
                                                                    -------  -------
Amounts included in accumulated other comprehensive income:
  Unrealized investment gains (losses), net of income tax of $424
     and $457, respectively.......................................      751      812
  Unrealized gains (losses) on derivative instruments, net of
     income tax of ($19) and ($18), respectively..................      (33)     (32)
  Allocated to policyholder dividend obligation, net of income tax
     of ($284) and ($381), respectively...........................     (505)    (681)
                                                                    -------  -------
  Total amounts included in accumulated other comprehensive
     income.......................................................      213       99
                                                                    -------  -------
Maximum future earnings to be recognized from closed block assets and liabilities.................................................  $ 4,429  $ 4,480
                                                                    =======  =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Information regarding the closed block policyholder dividend obligation is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $1,063   $1,607   $2,243
Impact on revenues, net of expenses and income tax........      --     (114)      (9)
Change in unrealized investment and derivative gains
  (losses)................................................    (274)    (430)    (627)
                                                            ------   ------   ------
Balance at December 31,...................................  $  789   $1,063   $1,607
                                                            ======   ======   ======



Information regarding the closed block revenues and expenses is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $2,870   $2,959   $3,062
  Net investment income and other revenues................   2,350    2,355    2,382
  Net investment gains (losses)...........................      28     (130)      10
                                                            ------   ------   ------
     Total revenues.......................................   5,248    5,184    5,454
                                                            ------   ------   ------
EXPENSES
  Policyholder benefits and claims........................   3,457    3,474    3,478
  Policyholder dividends..................................   1,492    1,479    1,465
  Change in policyholder dividend obligation..............      --     (114)      (9)
  Other expenses..........................................     231      247      263
                                                            ------   ------   ------
     Total expenses.......................................   5,180    5,086    5,197
                                                            ------   ------   ------
Revenues, net of expenses before income tax...............      68       98      257
Income tax................................................      21       34       90
                                                            ------   ------   ------
Revenues, net of expenses and income tax from continuing
  operations..............................................      47       64      167
Revenues, net of expenses and income tax from discontinued
  operations..............................................      --        1       --
                                                            ------   ------   ------
Revenues, net of expenses and income tax and discontinued
  operations..............................................  $   47   $   65   $  167
                                                            ======   ======   ======



     The change in the maximum future earnings of the closed block is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at December 31,...............................  $4,429   $4,480   $4,545
Less:
  Cumulative effect of a change in accounting
     principle, net of income tax.....................      (4)      --       --
                                                        ------   ------   ------
Balance at January 1,.................................   4,480    4,545    4,712
                                                        ------   ------   ------
Change during year....................................  $  (47)  $  (65)  $ (167)
                                                        ======   ======   ======



     Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

10.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:

                                            INTEREST RATES
                                       ------------------------                 DECEMBER 31,
                                                       WEIGHTED               ---------------
                                           RANGE        AVERAGE    MATURITY    2007     2006
                                       -------------   --------   ---------   ------   ------
                                                                               (IN MILLIONS)
Senior notes.........................  5.63% - 6.75%     6.08%    2011-2017   $  497   $  200
Surplus notes -- affiliated..........  5.85% - 7.38%     6.61%    2009-2037    1,394      800
Surplus notes........................  7.63% - 7.88%     7.76%    2015-2025      697      697
Capital notes -- affiliated..........      7.13%         7.13%    2032-2033      500      500
Fixed rate notes.....................  5.50% - 7.25%     6.68%       2008         73      107
Other notes with varying interest
  rates..............................  4.45% - 4.50%     4.47%    2010-2012        3        3
Capital lease obligations............                                             51       62
                                                                              ------   ------
Total long-term debt.................                                          3,215    2,369
Total short-term debt................                                            357      833
                                                                              ------   ------
  Total..............................                                         $3,572   $3,202
                                                                              ======   ======



     The aggregate maturities of long-term debt as of December 31, 2007 for the next five years are $85 million in 2008, $13 million in 2009, $2 million in 2010, $201 million in 2011, $1 million in 2012 and $2,912 million thereafter.

     Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     In March 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA used $50 million of the net proceeds of the offering to repay existing debt during the year ended December 31, 2007.

     RGA repaid a $100 million 7.25% senior note which matured in April 2006.

  SURPLUS NOTES

     In December 2007, the Company repaid the $800 million surplus note issued in December 2005 with an interest rate of 5.00% to the Holding Company and then issued to the Holding Company a $700 million surplus note with an interest rate of LIBOR plus 1.15%.

     In December 2007, the Company issued a $694 million surplus note to MetLife Capital Trust IV, an affiliate, with an interest rate of 7.38%.

     The Company repaid a $250 million 7% surplus note which matured on November 1, 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SHORT-TERM DEBT

     During the years ended December 31, 2007, 2006 and 2005, the Company's short-term debt consisted of commercial paper with a weighted average interest rate of 5.1%, 5.1% and 3.3%, respectively. During the years ended December 31, 2007, 2006 and 2005, the commercial paper's average daily balance was $927 million, $768 million and $944 million, respectively and was outstanding for an average of 25 days, 53 days and 47 days, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $222 million, $205 million and $174 million for the years ended December 31, 2007, 2006 and 2005, respectively, and does not include interest expense on collateral financing arrangements, junior subordinated debt securities, or shares subject to mandatory redemption. See Notes 11, 12, and 13. These amounts include $78 million, $76 million and $36 million of interest expense related to affiliated debt for the years ended December 31, 2007, 2006 and 2005, respectively.

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. The Company maintains committed and unsecured credit facilities aggregating $3.8 billion as of December 31, 2007. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and at December 31, 2007, $3.0 billion of the facilities also served as back-up lines of credit for the Company's commercial paper programs. Information on these credit facilities as of December 31, 2007 is as follows:

                                                                       LETTER OF
                                                                         CREDIT                    UNUSED
BORROWER(S)                                EXPIRATION       CAPACITY   ISSUANCES    DRAWDOWNS    COMMITMENTS
-----------                                ----------       --------   ---------   ----------   ------------
                                                                              (IN MILLIONS)
MetLife, Inc. and MetLife Funding,
  Inc. ............................   June 2012       (1)   $  3,000    $  1,532   $       --   $      1,468
Reinsurance Group of America,
  Incorporated.....................   May 2008                    30          --           30             --
Reinsurance Group of America,
  Incorporated.....................   September 2012 (2)         750         406           --            344
Reinsurance Group of America,
  Incorporated.....................   March 2011                  44          --           --             44
                                                            --------    --------   ----------   ------------
  Total............................                           $3,824      $1,938          $30         $1,856
                                                            ========    ========   ==========   ============



--------

   (1) In June 2007, the Holding Company and MetLife Funding, Inc. (collectively, the "Borrowers") entered into a $3.0 billion credit agreement with various financial institutions, the proceeds of which are available to be used for general corporate purposes, to support their commercial paper programs and for the issuance of letters of credit. All borrowings under the credit agreement must be repaid by June 2012, except that letters of credit outstanding upon termination may remain outstanding until June 2013. The borrowers and the lenders under this facility may agree to extend the term of all or part of the facility to no later than June 2014, except that letters of credit outstanding upon termination may remain outstanding until June 2015. The $1.5 billion credit agreement, with an April 2009 expiration and the $1.5 billion credit agreement, with an April 2010 expiration, were both terminated in June 2007.

   (2) In September 2007, RGA and certain of its subsidiaries entered into a credit agreement with various financial institutions. Under the credit agreement, RGA may borrow and obtain letters of credit for general corporate purposes for its own account or for the account of its subsidiaries with an overall credit facility amount of up to $750 million. The credit agreement replaced a former credit agreement in the amount of up to $600 million which was scheduled to expire on September 29, 2010.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Committed Facilities. Information on committed facilities as of December 31, 2007 is as follows:

                                                                  LETTERS OF
                                                                    CREDIT                    UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)                EXPIRATION    CAPACITY    ISSUANCES   DRAWDOWNS   COMMITMENTS    (YEARS)
-------------------------              -------------   --------   ----------   ---------   -----------   --------
                                                                                   (IN MILLIONS)
Exeter Reassurance Co Ltd., MetLife
  Inc., & Missouri Re...............   June 2016 (1)     $  500       $490          $ --          $ 10       8
Timberlake Financial L.L.C. ........   June 2036 (2)      1,000         --           850           150      29
                                                        -------     ------     ---------    ----------
  Total.............................                    $ 1,500     $  490     $     850    $      160
                                                        =======     ======     =========    ==========



--------

   (1) Letters of credit and replacements or renewals thereof issued under this facility of $280 million, and $10 million and $200 million are set to expire no later than December 2015, March 2016 and June 2016, respectively.

   (2) As described in Note 11, RGA may, at its option, offer up to $150 million of additional notes under this facility in the future.

     Letters of Credit. At December 31, 2007, the Company had outstanding $2.5 billion in letters of credit, all of which are associated with the aforementioned credit facilities, from various financial institutions, of which $2.4 billion were part of credit facilities. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

11.  COLLATERAL FINANCING ARRANGEMENTS

     In June 2006, Timberlake Financial L.L.C., ("Timberlake Financial"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. Interest on the notes accrues at an annual rate of 1-month LIBOR plus 29 basis points payable monthly. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy with a third party. The notes represent senior, secured indebtedness of Timberlake Financial with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. In order to make payments of principal and interest on the notes, Timberlake Financial will rely upon the receipt of interest and principal payments on surplus note and dividend payments from its wholly-owned subsidiary, Timberlake Reinsurance Company II ("Timberlake Re"), a South Carolina captive insurance company. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon South Carolina regulatory approval and the performance of specified term life insurance policies with guaranteed level premiums retroceded by RGA's subsidiary, RGA Reinsurance Company ("RGA Reinsurance"), to Timberlake Re.

     Proceeds from the offering of the notes, along with a $113 million direct investment by RGA, collateralize the notes and are not available to satisfy the general obligations of RGA or the Company. Most of these assets were placed in a trust and provide long-term collateral as support for statutory reserves required by U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance. The trust is consolidated by Timberlake Re which in-turn is consolidated by Timberlake Financial. Timberlake Financial is considered to be a VIE and RGA is considered to be the primary beneficiary. As such, the results of Timberlake Financial have been consolidated by RGA and ultimately by the Company.

     At December 31, 2007, the Company held assets in trust of $899 million associated with the transaction. In addition, the Company held $50 million in custody as of December 31, 2007. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity securities and other invested assets, which consists of the restricted cash and cash equivalents held in custody. The Company's consolidated statements

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of income include the investment returns on the assets held as collateral as investment income and the interest on the notes is included as a component of other expenses.

     Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the estimated life of the notes. Total interest expense was $52 million and $26 million for the years ended December 31, 2007 and 2006, respectively.

12.  JUNIOR SUBORDINATED DEBENTURES

     In December 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date, December 15, 2015. The debentures may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Upon an optional or mandatory deferral of interest payments, RGA is generally not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. Interest compounds during periods of deferral. Issuance costs associated with the offering of the debentures of $6 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the period from the issuance date of the debentures until their scheduled redemption.

     Interest expense on the debentures was $27 million, $27 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

13. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. In October 2007, GenAmerica redeemed these securities which were due to mature on June 30, 2027. As a result of this redemption, the Company recognized additional interest expense of $10 million. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million at December 31, 2006. Interest expense on these instruments is included in other expenses and was $20 million, $11 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "RGA Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the RGA Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the RGA Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2007 and 2006. Interest expense on these instruments is included in other expenses and was $13 million for each of the years ended December 31, 2007, 2006 and 2005.

14.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Current:
  Federal...........................................  $1,066   $  492   $  828
  State and local...................................      22        5       64
  Foreign...........................................      19       20       21
                                                      ------   ------   ------
  Subtotal..........................................   1,107      517      913
                                                      ------   ------   ------
Deferred:
  Federal...........................................  $   11     $100   $  169
  State and local...................................      18       19       11
  Foreign...........................................       2       --       --
                                                      ------   ------   ------
  Subtotal..........................................      31      119      180
                                                      ------   ------   ------
Provision for income tax............................  $1,138     $636   $1,093
                                                      ======   ======   ======



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2007      2006     2005
                                                      ------   -------   ------
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate................  $1,241   $   860   $1,230
Tax effect of:
  Tax-exempt investment income......................    (160)     (167)     (84)
  State and local income tax........................      33        19       33
  Prior year tax....................................      38       (26)     (20)
  Foreign tax rate differential and change in
     valuation allowance............................     (18)      (23)     (25)
  Other, net........................................       4       (27)     (41)
                                                      ------   -------   ------
Provision for income tax............................  $1,138     $ 636   $1,093
                                                      ======   =======   ======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables...............  $ 2,908   $ 2,122
  Net operating loss carryforwards.......................      372       788
  Employee benefits......................................      162       440
  Capital loss carryforwards.............................        4        --
  Tax credit carryforwards...............................        4        --
  Litigation-related and government mandated.............       45        62
  Other..................................................       55        32
                                                           -------   -------
                                                             3,550     3,444
  Less: Valuation allowance..............................       16        11
                                                           -------   -------
                                                             3,534     3,433
                                                           -------   -------
Deferred income tax liabilities:
  Investments............................................    1,625     1,475
  DAC....................................................    3,139     3,441
  Net unrealized investment gains........................      689       968
  Other..................................................        7         2
                                                           -------   -------
                                                             5,460     5,886
                                                           -------   -------
Net deferred income tax liability........................  $(1,926)  $(2,453)
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $1,011 million at December 31, 2007 and will expire beginning in 2019. Foreign net operating loss carryforwards amount to $55 million at December 31, 2007 and were generated in various foreign countries with expiration periods of five years to indefinite expiration. Capital loss carryforwards amount to $11 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $4 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded $5 million of additional deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In the first quarter of 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2008.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the implementation of FIN 48 on January 1, 2007, the Company recognized a $35 million increase in the liability for unrecognized tax benefits, an $11 million decrease in the interest liability for unrecognized tax benefits, and a corresponding reduction to the January 1, 2007 balance of retained earnings of $13 million, net of $11 million of minority interest. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $993 million. The Company reclassified, at adoption, $577 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $381 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $612 million. The Company also had $228 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $853 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $503 million. The total amount of unrecognized tax benefits decreased by $140 million from the date of adoption primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, post-sale purchase price adjustments, and reinsurance offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $171 million, were reclassified to current and deferred income taxes, as applicable, and a payment of $156 million was made in December of 2007 with the remaining $15 million to be paid in future years. In addition, the Company's liability for unrecognized tax benefits may change significantly in the next 12 months pending the outcome of remaining issues associated with the current IRS audit including demutualization, leasing, tax-exempt income, transfer pricing and tax credits. Management is working to resolve the remaining audit items directly with IRS auditors as well as through available accelerated IRS resolution programs and may protest any unresolved issues through the IRS appeals process and, possibly, litigation, the timing and extent of which is uncertain. Therefore, a reasonable estimate of the range of a payment or change in the liability cannot be made at this time; however, the Company continues to believe that the ultimate resolution of the issues will not result in a material effect on its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............              $ 993
Additions for tax positions of prior years................                 32
Reductions for tax positions of prior years...............                (57)
Additions for tax positions of current year...............                 60
Settlements with tax authorities..........................               (171)
Lapses of statutes of limitations.........................                 (4)
                                                             ----------------
Balance at December 31, 2007..............................   $            853
                                                             ================


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2007, the Company recognized $89 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $231 million of accrued interest associated with the liability for unrecognized tax benefits. The $3 million increase from the date of adoption in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $89 million of interest expense and an $86 million decrease primarily resulting from the aforementioned IRS settlements. During 2007, $73 million of the $86 million, resulting from IRS settlements, has been reclassified to current income tax payable and the remaining $13 million reduced interest expense.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $113 million related to the separate account DRD.

15.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. In 2007, the Company received $39 million upon the resolution of an indemnification claim associated with the 2000 acquisition of GALIC, and the Company reduced legal liabilities by $31 million after the settlement of certain cases. Unless stated below, estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


established for a number of the matters noted below; in 2007 the Company increased legal liabilities for pending sales practices, employment and intellectual property litigation matters against the Company. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of the Plan and the adequacy and accuracy of Metropolitan Life Insurance Company's disclosure to policyholders regarding the Plan. The actions discussed below name as defendants some or all of Metropolitan Life Insurance Company, the Holding Company, and individual directors. Metropolitan Life Insurance Company, the Holding Company, and the individual directors believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     Fiala, et al. v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17, 2000). The plaintiffs in the consolidated state court class actions seek compensatory relief and punitive damages against Metropolitan Life Insurance Company, the Holding Company, and individual directors. On January 30, 2007, the trial court signed an order certifying a litigation class of present and former policyholders on plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law, but denying plaintiffs' motion to certify a litigation class with respect to a common law fraud claim. Plaintiffs and defendants have filed notices of appeal from this order. The court has directed various forms of class notice.

     In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000). In this class action against Metropolitan Life Insurance Company and the Holding Company, plaintiffs served a second consolidated amended complaint in 2004. Plaintiffs assert violations of the Securities Act and the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. By orders dated July 19, 2005 and August 29, 2006, the federal trial court certified a litigation class of present and former policyholders. The court has not yet directed the manner and form of class notice.

  Asbestos-Related Claims

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury, and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling litigation under appropriate circumstances.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                           DECEMBER 31,
                                                   ----------------------------
                                                     2007      2006      2005
                                                   -------   -------   --------
                                                    (IN MILLIONS, EXCEPT NUMBER
                                                            OF CLAIMS)
Asbestos personal injury claims at year end......   79,717    87,070    100,250
Number of new claims during the year.............    7,161     7,870     18,500
Settlement payments during the year (1)..........  $  28.2   $  35.5   $   74.3


--------

   (1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life Insurance Company may ultimately incur is uncertain.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law, and its past experiences: (i) the reasonably probable and estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the reasonably probable and estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants, and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Metropolitan Life Insurance Company regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2007.

     The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's financial position.

     During 1998, Metropolitan Life Insurance Company paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1.5 billion, which is in excess of a $400 million self-insured retention. The Company's initial option to commute the excess insurance policies for asbestos-related claims arises at the end of 2008. Thereafter, the Company will have a commutation right every five years. The excess insurance policies for asbestos-related claims are also subject to annual and per claim sublimits. Amounts exceeding the sublimits during 2007, 2006 and 2005 were approximately $16 million, $8 million and $0, respectively. The Company continues to study per claim averages, and there can be no assurance as to the number and cost of claims resolved in the future, including related defense costs, and the applicability of the sublimits to these costs. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life Insurance Company in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

     Each asbestos-related policy contains an experience fund and a reference fund that provide for payments to Metropolitan Life Insurance Company at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life Insurance Company if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in each year from 2003 through 2007 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable amount with respect to later periods may be less than the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amount of the recorded losses. Foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $56.1 million with respect to claims for the period of 2002 through 2006 and are estimated, as of December 31, 2007, to be approximately $69.1 million in the aggregate, including future years.

  Sales Practices Claims

     Over the past several years, Metropolitan Life Insurance Company; New England Mutual Life Insurance Company, New England Life Insurance Company and New England Securities Corporation (collectively "New England"); and GALIC; have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products.

     As of December 31, 2007, there were approximately 130 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds or other products may be commenced in the future.

     Two putative class action lawsuits involving sales practices claims are pending against Metropolitan Life Insurance Company in Canada. In Jacynthe Evoy-Larouche v. Metropolitan Life Ins. Co. (Que. Super. Ct., filed March 1998), plaintiff alleges misrepresentations regarding dividends and future payments for life insurance policies and seeks unspecified damages. In Ace Quan v. Metropolitan Life Ins. Co. (Ont. Gen. Div., filed April 1997), plaintiff alleges breach of contract and negligent misrepresentations relating to, among other things, life insurance premium payments and seeks damages, including punitive damages.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life Insurance Company's, New England's, or GALIC's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life Insurance Company, New England, and GALIC.

  Regulatory Matters

     The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. Certain regulators have requested information and documents regarding contingent commission payments to brokers, the Company's awareness of any "sham" bids for business, bids and quotes that the Company submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. Regulators also have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


documents regarding the insurance broker Universal Life Resources. The Company has been cooperating fully with these inquiries.

  Other Litigation

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed February 24,
2005). In this multi-district proceeding, plaintiffs filed a class action complaint consolidating claims from several separate actions that had been filed in or transferred to the District of New Jersey in 2004 and 2005. The consolidated complaint alleged that the Holding Company, Metropolitan Life Insurance Company, several non-affiliated insurance companies and several insurance brokers violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"), the Employee Retirement Income Security Act of 1974 ("ERISA"), and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. In August and September 2007, the court issued orders granting defendants' motions to dismiss with prejudice the federal antitrust and the RICO claims. In January 2008, the court issued an order granting defendants' summary judgment motion on the ERISA claims, and in February 2008, the court dismissed the remaining state law claims on jurisdictional grounds. Plaintiffs have filed a notice of appeal of the court's decisions. A putative class action alleging that the Holding Company and other non-affiliated defendants violated state laws was transferred to the District of New Jersey but was not consolidated with other related actions. Plaintiffs' motion to remand this action to state court in Florida is pending.

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers have sued the Holding Company, Metropolitan Life Insurance Company and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The district court has granted in part and denied in part the Company's motion to dismiss. The plaintiffs filed an amended complaint, and the Company filed another motion to dismiss. The court has issued a tag-along order, related to a medical managed care trial, which has stayed the lawsuit.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life Insurance Company and MetLife Securities, Inc. Plaintiffs assert legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products by the Company's agency distribution group. Plaintiffs seek rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. The Company is vigorously defending against the claims in this matter.

     Metropolitan Life Insurance Company also has been named as a defendant in a number of welding and mixed dust lawsuits filed in various state and federal courts. The Company is continuing to vigorously defend against these claims.

  Summary

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $24    $28
     Premium tax offsets currently available for paid
       assessments...........................................     5      5
                                                                ---    ---
                                                                $29    $33
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $41    $49
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2007, and $1 million for both the years ended December 31, 2006 and 2005.

  IMPACT OF HURRICANES

     On August 29, 2005, Hurricane Katrina made landfall in the states of Louisiana, Mississippi and Alabama, causing catastrophic damage to these coastal regions. The Company's cumulative gross losses were $21 million at December 31, 2005. During the year ended December 31, 2005, the Company recognized total net losses, net of income tax and reinsurance recoverables and including reinstatement premiums and other reinsurance-related premium adjustments related to the catastrophe of $14 million, net of income tax. There were no additional losses recognized for the years ended December 31, 2007 and 2006.

     Additional hurricane-related losses may be recorded in future periods as claims are received from insureds and claims to reinsurers are processed. Reinsurance recoveries are dependent upon the continued creditworthiness of the reinsurers, which may be affected by their other reinsured losses in connection with Hurricanes Katrina and otherwise. In addition, lawsuits, including purported class actions, have been filed in Louisiana and Mississippi challenging denial of claims for damages caused to property during Hurricane Katrina. The Company is a named party in some of these lawsuits. In addition, rulings in cases in which the Company is not a party may affect

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interpretation of its policies. The Company intends to vigorously defend these matters. However, any adverse rulings could result in an increase in the Company's hurricane-related claim exposure and losses. Based on information known by management, it does not believe that additional claim losses resulting from Hurricane Katrina will have a material adverse impact on the Company's consolidated financial statements.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2008...............................................  $  411   $   18     $    178
2009...............................................  $  377   $   10     $    186
2010...............................................  $  325   $    5     $    176
2011...............................................  $  248   $    5     $    151
2012...............................................  $  181   $    4     $    125
Thereafter.........................................  $  575   $    4     $  1,128


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $3.9 billion and $2.4 billion at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion at both December 31, 2007 and 2006.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $667 million and $1.7 billion at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     In December 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock. At December 31, 2007, the Company's ownership was approximately 52% of RGA.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.6 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2007, the Company did not record any additional liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at December 31, 2007 and 2006.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $1.3 billion at December 31, 2007. The credit default swaps expire at various times during the next ten years.

16.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. As of December 31, 2007, virtually all of the Company's obligations have been calculated using the traditional formula. The non-qualified pension plans provide supplemental benefits, in excess of amounts permitted by governmental agencies, to certain executive level

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


employees. The Company's proportionate share of net pension expense related to its sponsored pension plans was $88 million or 94% for the year ended December 31, 2007.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. The other postretirement plans cover eligible employees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company or its participating affiliates, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement plans was less than $1 million or 5% for the year ended December 31, 2007.

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $78 million, and the intangible asset was $12 million, at December 31, 2005. The excess of the additional minimum pension liability over the intangible asset of $66 million, $41 million net of income tax, was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $92 million. The additional minimum pension liability of $59 million, net of income tax of $33 million, was recorded as a reduction of accumulated other comprehensive income. The change in the additional minimum pension liability of $18 million, net of income tax, was reflected as a component of comprehensive income for the year ended December 31, 2006. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                DECEMBER 31, 2006
                                             -------------------------------------------------------
                                                              MINIMUM
                                                 PRE          PENSION     ADOPTION OF        POST
                                               SFAS 158      LIABILITY      SFAS 158       SFAS 158
BALANCE SHEET CAPTION                        ADJUSTMENTS    ADJUSTMENT     ADJUSTMENT    ADJUSTMENTS
---------------------                        -----------    ----------    -----------    -----------
                                                                  (IN MILLIONS)
Other assets: Prepaid pension benefit
  cost.....................................   $    1,878          $ --       $  (999)       $   879
Other assets: Intangible asset.............       $   12          $(12)      $    --        $    --
Other liabilities: Accrued pension benefit
  cost.....................................       $ (482)         $(14)      $   (79)       $  (575)
Other liabilities: Accrued postretirement
  benefit cost.............................       $ (696)         $ --       $  (100)       $  (796)
                                                             ---------     ---------
Accumulated other comprehensive income (loss), before
  income tax:
  Defined benefit plans....................       $  (66)         $(26)    $  (1,178)     $  (1,270)
Minority interest..........................                       $ --       $     8
Deferred income tax........................                       $  8       $   421
                                                             ---------     ---------
Accumulated other comprehensive income (loss), net of
  income tax:
  Defined benefit plans....................       $  (41)    $     (18)      $  (749)       $  (808)
                                                            ==========    ===========


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                          DECEMBER 31,
                                               ---------------------------------
                                                                      OTHER
                                                   PENSION        POSTRETIREMENT
                                                   BENEFITS          BENEFITS
                                               ---------------   ---------------
                                                2007     2006     2007     2006
                                               ------   ------   ------   ------
                                                         (IN MILLIONS)
Change in benefit obligation:
Benefit obligation at beginning of year......  $5,896   $5,717   $2,055   $2,160
  Service cost...............................     161      158       26       35
  Interest cost..............................     350      330      103      116
  Plan participants' contributions...........      --       --       31       29
  Divestitures...............................      --       (3)      --       --
  Net actuarial (gains) losses...............    (385)      15     (465)      (1)
  Change in benefits.........................      39       (2)      --     (143)
  Prescription drug subsidy..................      --       --       13       10
  Benefits paid..............................    (349)    (319)    (171)    (151)
                                               ------   ------   ------   ------
Benefit obligation at end of year............   5,712    5,896    1,592    2,055
                                               ------   ------   ------   ------
Change in plan assets:
Fair value of plan assets at beginning of
  year.......................................   6,249    5,471    1,169    1,091
  Actual return on plan assets...............     541      715       58      103
  Divestitures...............................      --       (3)      --       --
  Employer contribution......................      50      385        1        1
  Benefits paid..............................    (349)    (319)     (47)     (26)
                                               ------   ------   ------   ------
Fair value of plan assets at end of year.....   6,491    6,249    1,181    1,169
                                               ------   ------   ------   ------
Funded status at end of year.................  $  779   $  353   $ (411)  $ (886)
                                               ======   ======   ======   ======
Amounts recognized in the consolidated
  balance sheet consist of:
  Other assets...............................  $1,382   $  935   $   --   $   --
  Other liabilities..........................    (603)    (582)    (411)    (886)
                                               ------   ------   ------   ------
     Net amount recognized...................  $  779   $  353   $ (411)  $ (886)
                                               ======   ======   ======   ======
Accumulated other comprehensive (income)
  loss:
  Net actuarial (gains) losses...............  $  633   $1,126   $ (112)  $  328
  Prior service cost (credit)................      63       39     (194)    (230)
                                               ------   ------   ------   ------
     Accumulated other comprehensive (income)
       loss..................................  $  696   $1,165   $ (306)  $   98
                                               ======   ======   ======   ======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                       DECEMBER 31,
                                    -------------------------------------------------
                                                      NON-QUALIFIED
                                     QUALIFIED PLAN        PLAN            TOTAL
                                    ---------------   -------------   ---------------
                                     2007     2006     2007    2006    2007     2006
                                    ------   ------   -----   -----   ------   ------
                                                      (IN MILLIONS)
Aggregate fair value of plan
  assets (principally Company
  contracts)......................  $6,491   $6,249   $  --   $  --   $6,491   $6,249
Aggregate projected benefit
  obligation......................   5,111    5,318     601     578    5,712    5,896
                                    ------   ------   -----   -----   ------   ------
Over (under) funded...............  $1,380   $  931   $(601)  $(578)  $  779   $  353
                                    ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,295 million and $5,457 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Projected benefit obligation................................  $601   $578
Accumulated benefit obligation..............................  $524   $497
Fair value of plan assets...................................  $ --   $ --


     Information for pension and other postretirement plans with a projected benefit obligation in excess of plan assets is as follows:

                                                           DECEMBER 31,
                                                  -----------------------------
                                                                     OTHER
                                                    PENSION      POSTRETIREMENT
                                                    BENEFITS        BENEFITS
                                                  -----------   ---------------
                                                  2007   2006    2007     2006
                                                  ----   ----   ------   ------
                                                          (IN MILLIONS)
Projected benefit obligation....................  $627   $603   $1,592   $2,055
Fair value of plan assets.......................  $ 24   $ 22   $1,181   $1,169

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

                                                  YEARS ENDED DECEMBER 31,
                                        -------------------------------------------
                                                                       OTHER
                                                                   POSTRETIREMENT
                                           PENSION BENEFITS           BENEFITS
                                        ---------------------   -------------------
                                         2007    2006    2005    2007   2006   2005
                                        -----   -----   -----   -----   ----   ----
                                                        (IN MILLIONS)
NET PERIODIC BENEFIT COST
Service cost..........................  $ 161   $ 158   $ 141   $  26   $ 35   $ 36
Interest cost.........................    350     330     315     103    116    120
Expected return on plan assets........   (502)   (448)   (443)    (87)   (79)   (78)
Amortization of net actuarial (gains)
  losses..............................     68     128     116      --     22     14
Amortization of prior service cost
  (credit)............................     17      10      16     (36)   (37)   (18)
                                        -----   -----   -----   -----   ----   ----
  Net periodic benefit cost...........     94   $ 178   $ 145       6   $ 57   $ 74
                                        -----   =====   =====   -----   ====   ====
OTHER CHANGES IN PLAN ASSETS AND
  BENEFIT OBLIGATIONS RECOGNIZED IN
  OTHER COMPREHENSIVE INCOME
  Net actuarial (gains) losses........   (424)                   (440)
  Prior service cost (credit).........     40                      --
  Amortization of net actuarial
     (gains) losses...................    (68)                     --
  Amortization of prior service cost
     (credit).........................    (17)                     36
                                        -----                   -----
     Total recognized in other
       comprehensive income...........   (469)                   (404)
                                        -----                   -----
  Total recognized in net periodic
     benefit cost and other
     comprehensive income.............  $(375)                  $(398)
                                        =====                   =====



     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $13 million and $15 million, respectively.

     The estimated net actuarial gains and prior service credit for the defined benefit other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are less than $1 million and $36 million, respectively.

     In 2004, the Company adopted the guidance in FSP 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


during 2006. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit cost is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Cumulative reduction in benefit obligation:
  Beginning of year....................................  $328   $298   $230
  Service cost.........................................     7      6      6
  Interest cost........................................    19     19     16
  Net actuarial gains (losses).........................   (42)    15     46
  Prescription drug subsidy............................   (13)   (10)    --
                                                         ----   ----   ----
     End of year.......................................  $299   $328   $298
                                                         ====   ====   ====




                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Reduction in net periodic benefit cost:
  Service cost........................................   $ 7       $ 6       $ 6
  Interest cost.......................................    19        19        16
  Amortization of net actuarial gains (losses)........     5        30        23
                                                         ---       ---       ---
     Total reduction in net periodic benefit cost.....   $31       $55       $45
                                                         ===       ===       ===



     The Company received subsidies of $10 million and $8 million for the years ended December 31, 2007 and 2006, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                        DECEMBER 31,
                                             ---------------------------------
                                                                     OTHER
                                                                  POSTRETIRE-
                                              PENSION BENEFITS   MENT BENEFITS
                                             -----------------   -------------
                                               2007      2006     2007    2006
                                             -------   -------   -----   -----
Weighted average discount rate.............   6.65%     6.00%    6.65%   6.00%
Rate of compensation increase..............  4% - 8%   4% - 8%    N/A     N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                    DECEMBER 31,
                                ---------------------------------------------------
                                                               OTHER POSTRETIREMENT
                                      PENSION BENEFITS               BENEFITS
                                ---------------------------   ---------------------
                                  2007      2006      2005     2007    2006    2005
                                -------   -------   -------   -----   -----   -----
Weighted average discount
  rate........................   6.00%     5.80%     5.85%    6.00%   5.79%   5.83%
Weighted average expected rate
  of return on plan assets....   8.25%     8.25%     8.49%    7.48%   7.42%   7.50%
Rate of compensation
  increase....................  4% - 8%   4% - 8%   4% - 8%    N/A     N/A     N/A

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2008 is currently anticipated to be 8.25% for pension benefits and postretirement medical benefits and 6.25% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                      DECEMBER 31,
                              -----------------------------------------------------------
                                          2007                           2006
                              ----------------------------   ----------------------------
Pre-Medicare eligible
  claims....................     8.5% down to 5% in 2014        9.0% down to 5% in 2014
Medicare eligible claims....    10.5% down to 5% in 2018       11.0% down to 5% in 2018


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN MILLIONS)
Effect on total of service and interest cost
  components.........................................  $      7      $     (6)
Effect of accumulated postretirement benefit
  obligation.........................................  $     63      $    (62)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting approximately 99% of all pension and other postretirement benefit plans' assets.

     The account values of the group annuity and life insurance contracts issued by the Company and held as assets of the pension and other postretirement benefit plans were $7,565 million and $7,321 million as of December 31, 2007 and 2006, respectively. The majority of such account values are held in separate accounts established by the Company. Total revenue from these contracts recognized in the consolidated statements of income was $28 million, $29 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income, including realized and unrealized gains and losses, credited to the account balances were $603 million, $818 million and $460 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The weighted-average allocations of pension plan and other postretirement benefit plan assets were as follows:

                                                             DECEMBER 31,
                                                    -----------------------------
                                                                        OTHER
                                                       PENSION       POSTRETIRE-
                                                       BENEFITS     MENT BENEFITS
                                                    -------------   -------------
                                                     2007    2006    2007    2006
                                                    -----   -----   -----   -----
ASSET CATEGORY
  Equity securities...............................     38%     42%     37%     37%
  Fixed maturity securities.......................     44%     42%     58%     57%
  Other (Real Estate and Alternative
     Investments).................................     18%     16%      5%      6%
                                                      ---     ---     ---     ---
  Total...........................................    100%    100%    100%    100%
                                                      ===     ===     ===     ===



     The weighted average target allocations of pension plan and other postretirement benefit plan assets for 2008 are as follows:

                                                       PENSION      OTHER
                                                      ---------   ---------
ASSET CATEGORY
Equity securities...................................  30% - 55%   30% - 45%
Fixed maturity securities...........................  30% - 65%   45% - 70%
Other (Real Estate and Alternative Investments).....  10% - 25%    0% - 10%


     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     It is the Company's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended. In accordance with such practice, no contributions were required for the years ended December 31, 2007 or 2006. No contributions will be required for 2008. The Company did not make discretionary contributions to the qualified pension plans during the year ended December 31, 2007 and made contributions of $335 million during the year ended December 31, 2006. The Company expects to make additional discretionary contributions of $144 million in 2008.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $50 million and $35 million for the years ended December 31, 2007 and 2006, respectively. These payments are expected to be at approximately the same level in 2008.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to primarily use their general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing plan assets. Total payments equaled $171 million and $151 million for the years ended December 31, 2007 and 2006, respectively.

     The Company expects to make contributions of $115 million, net of participant's contributions, toward the other postretirement plan obligations in 2008. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset such payments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                         OTHER POSTRETIREMENT BENEFITS
                                                         -----------------------------
                                               PENSION            PRESCRIPTION
                                              BENEFITS   GROSS   DRUG SUBSIDIES    NET
                                              --------   -----   --------------   ----
                                                              (IN MILLIONS)
2008........................................   $  355     $115        $ (14)      $101
2009........................................   $  368     $119        $ (15)      $104
2010........................................   $  378     $123        $ (16)      $107
2011........................................   $  391     $127        $ (16)      $111
2012........................................   $  407     $130        $ (17)      $113
2013 - 2017.................................   $2,251     $705        $(100)      $605


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $69 million, $73 million and $70 million for the years ended December 31, 2007, 2006 and 2005, respectively.

17.  EQUITY

  CAPITAL CONTRIBUTIONS

     On December 12, 2007, the Holding Company contributed $7 million to the Company in connection with the Company's issuance of a surplus note to MetLife Capital Trust IV. See Note 10.

     On October 20, 2006, the Holding Company contributed $17 million to the Company in connection with the sale and merger of CLIC. See Note 2.

     On September 30, 2006, the Holding Company contributed $377 million to the Company in the form of intangible assets. See Note 2.

     On May 1, 2006, GALIC, an indirect insurance subsidiary of the Company, sold its wholly-owned insurance subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, the Holding Company. Immediately following the sale, the Holding Company merged Paragon, an affiliate of the Company, with and into the Company. In connection with the transaction, the Holding Company contributed $76 million to the Company.

  EXCESS PROCEEDS RECEIVED ON SALE OF INTERESTS IN AFFILIATES

     On November 1, 2007, the Company sold its interests in MetLife Mexico, S.A. and MetLife Pensiones, S.A., both affiliates, to MetLife International Holdings, Inc. ("MIHI"), also an affiliate, at their approximate aggregate fair value of $34 million. The Company's carrying value of the interests at the time of sale was $4 million. The excess cash consideration received from MIHI over the Company's carrying value resulted in an increase of $30 million in additional paid-in capital.

  STOCK-BASED COMPENSATION PLANS

  Overview

     As described more fully in Note 1, effective January 1, 2006, in conjunction with the Holding Company, the Company adopted SFAS 123(r) using the modified prospective transition method. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of the Holding Company, as described herein.

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of options to buy shares of Holding Company common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Internal Revenue Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan, 2005 Stock Plan, and the LTPCP, as described below, are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of Holding Company common stock reserved for issuance under the 2005 Stock Plan and the LTPCP is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of Holding Company common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 12,506,003 as of December 31, 2007. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. As of December 31, 2007, the aggregate number of shares of Holding Company common stock remaining available for issuance pursuant to the 2005 Stock Plan was 60,862,366.

     Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares held in treasury by the Holding Company. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

     The Holding Company allocated 88%, 90% and 92% of stock-based compensation to the Company for the years ended December 31, 2007, 2006 and 2005, respectively. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses the Holding Company's practices for recognizing expense for awards under the Incentive Plans. Underlying awards are expressed in their entirety with related expense amounts representing the resulting allocation to the Company.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable. Compensation expense of $128 million, $130 million and $112 million, and income tax benefits of $45 million, $46 million and $39 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2007, 2006 and 2005, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and LTPCP arrangements.

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of the Holding Company's common stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

     A summary of the activity related to Stock Options for the year ended December 31, 2007 is presented below. The aggregate intrinsic value was computed using the closing share price on December 31, 2007 of $61.62 and December 29, 2006 of $59.01, as applicable.

                                                                               WEIGHTED
                                                                               AVERAGE
                                                                WEIGHTED      REMAINING
                                               SHARES UNDER      AVERAGE     CONTRACTUAL     AGGREGATE
                                                  OPTION     EXERCISE PRICE      TERM     INTRINSIC VALUE
                                               ------------  --------------  -----------  ---------------
                                                                               (YEARS)     (IN MILLIONS)
Outstanding at January 1, 2007...............   24,814,183     $     34.69       6.58       $       604
                                                               ===========   ===========  ===============
Granted......................................    3,297,875          $62.86
Exercised....................................   (3,508,416)         $31.33
Cancelled/Expired............................      (68,314)         $30.57
Forfeited....................................     (172,582)         $55.13
                                                ----------
Outstanding at December 31, 2007.............   24,362,746          $38.85       6.18              $555
                                                ==========     ===========   ===========    ===========
Aggregate number of stock options expected to
  vest at December 31, 2007..................   23,777,440          $38.52       6.13              $549
                                                ==========     ===========   ===========    ===========
Exercisable, December 31, 2007...............   17,393,154          $32.84       5.29              $501
                                                ==========     ===========   ===========    ===========



     Prior to January 1, 2005, the Black-Scholes model was used to determine the fair value of Stock Options granted and recognized in the financial statements or as reported in the pro forma disclosure which follows. The fair value of Stock Options issued on or after January 1, 2005 was estimated on the date of grant using a binomial lattice model. The Holding Company made this change because lattice models produce more accurate option values due to the ability to incorporate assumptions about grantee exercise behavior resulting from changes in the price of the underlying shares. In addition, lattice models allow for changes in critical assumptions over the life of the option in comparison to closed-form models like Black-Scholes, which require single-value assumptions at the time of grant.

     The Holding Company used daily historical volatility since the inception of trading when calculating Stock Option values using the Black-Scholes model. In conjunction with the change to the binomial lattice model, the Holding Company began estimating expected future volatility based upon an analysis of historical prices of the Holding Company's common stock and call options on that common stock traded on the open market. The Holding Company uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of the Holding Company's common stock. The Holding Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The risk-free rate is based on observed interest rates for instruments with maturities similar to the expected term of the Stock Options. Whereas the Black-Scholes model requires a single spot rate for instruments with a term matching the expected life of the option at the valuation date, the binomial lattice model allows for the use of different rates for each year over the contractual term of the option. The table below presents the full range of imputed forward rates for U.S. Treasury Strips that was used in the binomial lattice model over the contractual term of all Stock Options granted in the period.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

     Use of the Black-Scholes model requires an input of the expected life of the Stock Options, or the average number of years before Stock Options will be exercised or expired. The Holding Company estimated expected life using the historical average years to exercise or cancellation and average remaining years outstanding for vested Stock Options. Alternatively, the binomial model used by the Holding Company incorporates the contractual term of the Stock Options and then considers expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. The post-vesting termination rate is determined from actual historical exercise and expiration activity under the Incentive Plans. Exercise behavior in the binomial lattice model used by the Holding Company is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:

                                                          YEARS ENDED DECEMBER 31,
                                                -------------------------------------------
                                                     2007           2006           2005
                                                -------------  -------------  -------------
Dividend yield................................      0.94%          1.04%          1.19%
Risk-free rate of return......................  4.30% - 5.32%  4.17% - 4.96%  3.34% - 5.41%
Expected volatility...........................      19.54%         22.00%         23.24%
Exercise multiple.............................       1.66           1.52           1.48
Post-vesting termination rate.................      3.66%          4.09%          5.19%
Contractual term (years)......................        10             10             10
Expected Life (years).........................        6              6              6
Weighted average exercise price of stock
  options granted.............................  $    62.86     $    50.21     $    38.70
Weighted average fair value of stock options
  granted.....................................  $    17.76     $    13.84     $    10.09


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $49 million, $51 million and $47 million related to Stock Options was allocated to the Company for the years ended December 31, 2007, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Had compensation expense for grants awarded prior to January 1, 2003 been determined based on the fair value at the date of grant rather than the intrinsic value method, the Company's earnings would have been reduced to the following pro forma amounts for the following:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    2005
                                                               -------------
                                                               (IN MILLIONS)
Net income...................................................   $     3,253
Add: Stock option-based employee compensation expense
  included in reported net income, net of income tax.........            30
Deduct: Total stock option-based employee compensation
  determined under fair value based method for all awards,
  net of income tax..........................................           (32)
                                                                -----------
Pro forma net income.........................................        $3,251
                                                                ===========



     As of December 31, 2007, the Holding Company had $41 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.70 years. The Company's allocated portion of Stock Option expense was 89%.

     The Holding Company allocated to its subsidiaries the tax benefit associated with the deduction allowed for Stock Option exercises. The Company's consolidated results of operations include $41 million, $22 million, and $11 million of such tax benefits for the years ended December 31, 2007, 2006, and 2005, respectively.

  Performance Shares

     Beginning in 2005, the Holding Company awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to 2.0. The factor applied is based on measurements of the Holding Company's performance with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of the Holding Company's common stock.

     The following is a summary of Performance Share activity for the year ended December 31, 2007:

                                                                  WEIGHTED AVERAGE
                                                    PERFORMANCE      GRANT DATE
                                                       SHARES        FAIR VALUE
                                                    -----------   ----------------
Outstanding at January 1, 2007....................   1,849,575     $         42.24
  Granted.........................................     916,075              $60.86
  Forfeited.......................................     (75,525)             $49.20
                                                    -----------
Outstanding at December 31, 2007..................   2,690,125              $48.39
                                                    ===========
Performance Shares expected to vest at December
  31, 2007........................................   2,641,669              $48.20
                                                    ===========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. As of December 31, 2007, the three year performance period for the 2005 Performance Share grants was completed. Included in the immediately preceding table are 965,525 outstanding Performance Shares to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

which the final performance factor will be applied. The calculation of the performance factor is expected to be finalized during the second quarter of 2008 after all data necessary to perform the calculation is publicly available.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on the Holding Company's common stock during the performance period. Accordingly, the fair value of Performance Shares is based upon the closing price of the Holding Company's common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $79 million, $67 million and $22 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2007, 2006 and 2005, respectively.

     As of December 31, 2007, the Holding Company had $57 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average period of
1.72 years. The Company's allocated portion of Performance Share expense was 88%.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, the Holding Company granted stock-based compensation to certain members of management under the LTPCP. Each participant was assigned a target compensation amount (an "Opportunity Award") at the inception of the performance period with the final compensation amount determined based on the total shareholder return on the Holding Company's common stock over the three-year performance period, subject to limited further adjustment approved by the Holding Company's Board of Directors. Payments on the Opportunity Awards were normally payable in their entirety (subject to certain contingencies) at the end of the three-year performance period, and were paid in whole or in part with shares of the Holding Company's common stock, as approved by the Holding Company's Board of Directors. There were no new grants under the LTPCP during the years ended December 31, 2007, 2006 and 2005.

     A portion of each Opportunity Award under the LTPCP was settled in shares of the Holding Company's common stock while the remainder was settled in cash. The portion of the Opportunity Award settled in shares of the Holding Company's common stock was accounted for as an equity award with the fair value of the award determined based upon the closing price of the Holding Company's common stock on the date of grant. The compensation expense associated with the equity award, based upon the grant date fair value, was recognized into expense ratably over the respective three-year performance period. The portion of the Opportunity Award settled in cash was accounted for as a liability and was remeasured using the closing price of the Holding Company's common stock on the final day of each subsequent reporting period during the three-year performance period.

     The final LTPCP performance period concluded during the six months ended June 30, 2007. Final Opportunity Awards in the amount of 618,375 shares of the Holding Company's common stock and $16 million in cash were paid on April 18, 2007. No significant compensation expense related to LTPCP was recognized during the year ended December 31, 2007. Compensation expense of $12 million and $43 million related to LTPCP Opportunity Awards was allocated to the Company for the years ended December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income of Metropolitan Life Insurance Company, a New York domiciled insurer, was $2.1 billion, $1.0 billion and $2.2 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Department, was $13.0 billion and $9.2 billion at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The New York State Department of Insurance (the "Department") has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the years ended December 31, 2007 and 2006, Metropolitan Life Insurance Company paid to the Holding Company $500 million and $863 million, respectively, in ordinary dividends. The maximum amount of dividends which Metropolitan Life Insurance Company may pay to the Holding Company in 2008 without prior regulatory approval is $1,299 million.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Stockholder dividends or other distributions proposed to be paid by New England Life Insurance Company ("NELICO") to its parent, Metropolitan Life Insurance Company , must be approved by Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gains from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. NELICO paid no common stockholder dividends for the years ended December 31, 2007, 2006 and 2005. The maximum amount of the dividend which NELICO may pay to Metropolitan Life Insurance Company in 2008 without prior regulatory approval is $94 million.

     For the years ended December 31, 2007, 2006 and 2005, Metropolitan Life Insurance Company received dividends from subsidiaries of $60 million, $34 million and $77 million, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                            ---------------------------
                                                              2007      2006      2005
                                                            -------   -------   -------
                                                                   (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year....................................................  $(1,485)  $  (926)  $(2,611)
Income tax effect of holding gains (losses)...............      655       324       984
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income..........................................     (173)      403       241
  Amortization of premiums and accretion of discounts
     associated with investments..........................      493      (443)     (186)
Income tax effect.........................................     (141)       14       (21)
Allocation of holding gains on investments relating to
  other policyholder amounts..............................      532       792     1,580
Income tax effect of allocation of holding gains to other
  policyholder amounts....................................     (235)     (277)     (596)
Unrealized investment gains of subsidiary at date of
  sale....................................................       --        --        15
Deferred income tax on unrealized investment gains of
  subsidiary at date of sale..............................       --        --        (5)
                                                            -------   -------   -------
Net unrealized investment gains (losses)..................     (354)     (113)     (599)
                                                            -------   -------   -------
Foreign currency translation adjustments..................      139         7       (54)
Foreign currency translation adjustments of subsidiary at
  due date of sale........................................       --        --         5
                                                            -------   -------   -------
Foreign currency translation adjustment...................      139         7       (49)
Minimum pension liability adjustment......................       --       (18)       89
Defined benefit plan adjustment...........................      524        --        --
                                                            -------   -------   -------
Other comprehensive income (loss).........................  $   309     $(124)  $  (559)
                                                            =======   =======   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

18.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Compensation......................................  $ 2,693   $ 2,661   $ 2,564
Commissions.......................................    1,711     1,701     1,334
Interest and debt issue costs.....................      418       332       245
Amortization of DAC and VOBA......................    1,160     1,089     1,385
Capitalization of DAC.............................   (1,689)   (1,677)   (1,619)
Rent, net of sublease income......................      217       201       227
Minority interest.................................      302       225       168
Insurance tax.....................................      551       527       417
Other.............................................      981     1,255       996
                                                    -------   -------   -------
  Total other expenses............................  $ 6,344   $ 6,314   $ 5,717
                                                    =======   =======   =======



     As discussed in Note 8, the Company recognized an expense related to the recapture of a reinsurance treaty by an affiliate for the year ended December 31, 2006. For the year ended December 31, 2005, the Company entered into a reinsurance agreement with an affiliate and it received a ceding commission which is included in the table above.

     See Notes 8, 10, and 22 for discussion of affiliated expenses included in the table above.

19.  BUSINESS SEGMENT INFORMATION

     The Company is a leading provider of insurance and other financial services with operations throughout the United States. The Company's business is divided into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Through the Company's majority-owned subsidiary, RGA, the Reinsurance segment provides reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See
Note 20 for disclosures regarding discontinued operations, including real estate.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


unique and specific nature of the risks inherent in Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model that allows the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, adjustments related to net investment gains (losses), net of income tax, the impact from the cumulative effect of changes in accounting, net of income tax and discontinued operations, other than discontinued real estate, net of income tax. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

FOR THE YEAR ENDED                                                                 CORPORATE &
DECEMBER 31, 2007                    INSTITUTIONAL   INDIVIDUAL   REINSURANCE         OTHER          TOTAL
-----------------------------------  -------------   ----------   -----------   ----------------   --------
                                                                  (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...........................     $ 12,358      $  4,073    $     4,910   $              4   $ 21,345
Universal life and investment-type
  product policy fees..............          763         1,483             --                 --      2,246
Net investment income..............        6,669         5,552            871                394     13,486
Other revenues.....................          712           152             77                 61      1,002
Net investment gains (losses)......         (269)          (81)          (177)                63       (464)
Policyholder benefits and claims...       13,332         4,924          3,989                 19     22,264
Interest credited to policyholder
  account balances.................        2,451         1,064            262                 --      3,777
Policyholder dividends.............           --         1,685             --                  2      1,687
Other expenses.....................        2,391         2,290          1,226                437      6,344
                                        --------      --------    -----------   ----------------   --------
Income from continuing operations
  before provision (benefit) for
  income tax.......................        2,059         1,216            204                 64      3,543
Provision (benefit) for income
  tax..............................          701           431             71                (65)     1,138
                                        --------      --------    -----------   ----------------   --------
Income from continuing operations..        1,358           785            133                129      2,405
Income from discontinued
  operations, net of income tax....            7            --             --                 20         27
                                        --------      --------    -----------   ----------------   --------
Net income.........................     $  1,365      $    785        $   133            $   149   $  2,432
                                        ========      ========    ===========   ================   ========
BALANCE SHEET:
Total assets.......................     $170,540      $167,257        $21,331            $14,786   $373,914
DAC and VOBA.......................     $    907      $  7,715        $ 3,513            $     6   $ 12,141
Separate account assets............     $ 49,577      $ 40,143        $    17            $   (17)  $ 89,720
Policyholder liabilities...........     $ 95,499      $ 86,065        $15,113            $   346   $197,023
Separate account liabilities.......     $ 49,577      $ 40,143        $    17            $   (17)  $ 89,720

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                              CORPORATE &
DECEMBER 31, 2006                    INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER        TOTAL
-----------------------------------  -------------   ----------   -----------   -----------   --------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...........................     $ 11,801      $  4,129    $     4,348      $     6    $ 20,284
Universal life and investment-type
  product policy fees..............          750         1,433             --           --       2,183
Net investment income..............        5,815         5,481            732          269      12,297
Other revenues.....................          677           114             66           33         890
Net investment gains (losses)......         (348)         (394)             7          (92)       (827)
Policyholder benefits and claims...       12,918         4,712          3,490           17      21,137
Interest credited to policyholder
  account balances.................        1,944         1,049            254           --       3,247
Policyholder dividends.............           --         1,669             --            2       1,671
Other expenses.....................        2,483         2,213          1,227          391       6,314
                                        --------      --------    -----------    ---------    --------
Income (loss) from continuing
  operations before provision
  (benefit) for income tax.........        1,350         1,120            182         (194)      2,458
Provision (benefit) for income
  tax..............................          445           400             64         (273)        636
                                        --------      --------    -----------    ---------    --------
Income from continuing operations..          905           720            118           79       1,822
Income from discontinued
  operations, net of income tax....           42            18             --           44         104
                                        --------      --------    -----------    ---------    --------
Net income.........................     $    947      $    738        $   118      $   123    $  1,926
                                        ========      ========    ===========    =========    ========
BALANCE SHEET:
Total assets.......................     $157,673      $150,508        $18,818    $  13,059    $340,058
DAC and VOBA.......................     $  1,205      $  7,677        $ 3,152      $     9    $ 12,043
Separate account assets............     $ 44,546      $ 36,403        $    16      $    --    $ 80,965
Policyholder liabilities...........     $ 86,359      $ 86,473        $13,332      $   325    $186,489
Separate account liabilities.......     $ 44,546      $ 36,403        $    16      $    --    $ 80,965

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                               CORPORATE &
DECEMBER 31, 2005                     INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER       TOTAL
------------------------------------  -------------   ----------   -----------   -----------   -------
                                                                (IN MILLIONS)
STATEMENT OF INCOME:
Premiums............................    $  11,271      $  4,113     $    3,869         $   3   $19,256
Universal life and investment-type
  product policy fees...............          753         1,193             --             2     1,948
Net investment income...............        5,231         5,555            606           326    11,718
Other revenues......................          642            92             58            28       820
Net investment gains (losses).......           76            83             22            (2)      179
Policyholder benefits and claims....       12,448         4,823          3,206           (32)   20,445
Interest credited to policyholder
  account balances..................        1,347         1,029            220            --     2,596
Policyholder dividends..............            1         1,644             --             2     1,647
Other expenses......................        2,199         2,173            991           354     5,717
                                        ---------      --------     ----------    ----------   -------
Income from continuing operations
  before provision (benefit) for
  income tax........................        1,978         1,367            138            33     3,516
Provision (benefit) for income tax..          661           487             46          (101)    1,093
                                        ---------      --------     ----------    ----------   -------
Income from continuing operations...        1,317           880             92           134     2,423
Income from discontinued operations,
  net of income tax.................          174           296             --           360       830
                                        ---------      --------     ----------    ----------   -------
Net income..........................      $ 1,491        $1,176         $   92    $      494   $ 3,253
                                        =========      ========     ==========    ==========   =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Revenues from U.S. operations were $35.4 billion, $33.0 billion and $32.4 billion for the years ended December 31, 2007, 2006 and 2005, respectively, which represented 94%, 95% and 95%, respectively, of consolidated revenues.

20.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                        2007   2006    2005
                                                        ----   ----   ------
                                                            (IN MILLIONS)
Investment income.....................................  $ 54   $ 68   $  174
Investment expense....................................   (40)   (47)    (102)
Net investment gains..................................     7     91      961
                                                        ----   ----   ------
  Total revenues......................................    21    112    1,033
Provision for income tax..............................     8     40      371
                                                        ----   ----   ------
  Income from discontinued operations, net of income
     tax..............................................  $ 13   $ 72   $  662
                                                        ====   ====   ======



     The carrying value of real estate related to discontinued operations was $172 million and $177 million at December 31, 2007 and 2006, respectively.

     The following table presents the discontinued real estate operations by segment:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Net investment income
  Institutional........................................   $ 3      $ 8     $ 29
  Individual...........................................    --        4       20
  Corporate & Other....................................    11        9       23
                                                          ---      ---     ----
     Total net investment income.......................   $14      $21     $ 72
                                                          ===      ===     ====
Net investment gains (losses)
  Institutional........................................   $ 7      $58     $242
  Individual...........................................    --       23      443
  Corporate & Other....................................    --       10      276
                                                          ---      ---     ----
     Total net investment gains (losses)...............   $ 7      $91     $961
                                                          ===      ===     ====



     In the second quarter of 2005, the Company sold its One Madison Avenue property in Manhattan, New York for $918 million resulting in a gain, net of income tax, of $431 million. Net investment income on One Madison Avenue was $13 million for the year ended December 31, 2005.

  OPERATIONS

     On September 29, 2005, the Company completed the sale of MetLife Indonesia to a third party, resulting in a gain upon disposal of $10 million, net of income tax. As a result of this sale, the Company recognized income from discontinued operations of $5 million, net of income tax, for the year ended December 31, 2005. The Company reclassified the operations of MetLife Indonesia into discontinued operations for all years presented.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amounts related to the operations of MetLife Indonesia that have been combined with the discontinued real estate operations in the consolidated statements of income:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    2005
                                                               -------------
                                                               (IN MILLIONS)
Revenues.....................................................   $          5
Expenses.....................................................             10
                                                                ------------
Income before provision for income tax.......................             (5)
Provision for income tax.....................................             --
Net investment gain, net of income tax.......................             10
                                                                ------------
  Income (loss) from discontinued operations, net of income
     tax.....................................................            $ 5
                                                                ============



     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. The Company reported the operations of SSRM in discontinued operations. As a result of the sale of SSRM, the Company recognized income from discontinued operations of $157 million, net of income tax, comprised of a realized gain of $165 million, net of income tax, and an operating expense related to a lease abandonment of $8 million, net of income tax. The Company's discontinued operations for the year ended December 31, 2005 included expenses of $6 million, net of income tax, related to the sale of SSRM. Under the terms of the sale agreement, MetLife will have an opportunity to receive additional payments based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years, depending on retention of certain Company-related business. In the fourth quarter of 2007, the Company accrued a liability for $2 million, net of income tax, related to the termination of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. Upon finalization of the computation, the Company received payments of $30 million, net of income tax, in the second quarter of 2006 and $12 million, net of income tax, in the fourth quarter of 2005 due to the retention of these specific customer accounts. In the first quarter of 2007, the Company received a payment of $16 million, net of income tax, as a result of the revenue retention and growth measure provision in the sales agreement. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to the indemnities provided in connection with the sale of SSRM, resulting in a benefit to the Company of $2 million, net of income tax. The Company believes that future payments relating to these indemnities are not probable.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The operations of SSRM include affiliated revenues of $5 million for the year ended December 31, 2005, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions continued after the sale of SSRM. The following table presents the amounts related to operations of SSRM that have been combined with the discontinued real estate operations in the consolidated statements of income:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Revenues...............................................   $--      $--     $ 19
Expenses...............................................    --       --       38
                                                          ---      ---     ----
Income before provision for income tax.................    --       --      (19)
Provision for income tax...............................    --       --       (5)
Net investment gain, net of income tax.................    14       32      177
                                                          ---      ---     ----
  Income from discontinued operations, net of income
     tax...............................................   $14      $32     $163
                                                          ===      ===     ====



21.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                  NOTIONAL   CARRYING    ESTIMATED
                                                   AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $161,664    $161,664
  Equity securities.............................             $  4,304    $  4,304
  Trading securities............................             $    457    $    457
  Mortgage and consumer loans...................             $ 40,012    $ 40,561
  Policy loans..................................             $  8,736    $  8,736
  Short-term investments........................             $    678    $    678
  Cash and cash equivalents.....................             $  2,331    $  2,331
  Accrued investment income.....................             $  2,529    $  2,529
  Mortgage loan commitments.....................   $3,277    $     --    $    (32)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $  667    $     --    $    (25)
Liabilities:
     Policyholder account balances..............             $ 75,565    $ 75,145
     Short-term debt............................             $    357    $    357
     Long-term debt.............................             $  3,215    $  3,280
     Collateral financing arrangements..........             $    850    $    761
     Junior subordinated debt securities........             $    399    $    356
     Shares subject to mandatory redemption.....             $    159    $    178
     Payables for collateral under securities
       loaned and other transactions............             $ 28,952    $ 28,952




                                                  NOTIONAL   CARRYING    ESTIMATED
                                                   AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $162,385    $162,385
  Equity securities.............................             $  3,487    $  3,487
  Trading securities............................             $    563    $    563
  Mortgage and consumer loans...................             $ 35,939    $ 36,184
  Policy loans..................................             $  8,587    $  8,587
  Short-term investments........................             $  1,244    $  1,244
  Cash and cash equivalents.....................             $  1,455    $  1,455
  Accrued investment income.....................             $  2,328    $  2,328
  Mortgage loan commitments.....................   $3,290    $     --    $     --
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $1,662    $     --    $     --
Liabilities:
  Policyholder account balances.................             $ 69,198    $ 66,965
  Short-term debt...............................             $    833    $    833
  Long-term debt................................             $  2,369    $  2,514
  Collateral financing arrangements.............             $    850    $    850
  Junior subordinated debt securities...........             $    399    $    400
  Shares subject to mandatory redemption........             $    278    $    357
  Payables for collateral under securities
     loaned and other transactions..............             $ 32,119    $ 32,119

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, bridge loans and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM AND LONG-TERM DEBT, COLLATERAL FINANCING ARRANGEMENTS, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of short-term and long-term debt, collateral financing arrangements, junior subordinated debt securities and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

22.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     MetLife Group, Incorporated, a wholly-owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services, recorded in other expenses, were approximately $2.0 billion, $1.9 billion and $1.9 billion in 2007, 2006 and 2005, respectively.

     See Notes 3, 7, 8 and 10 for discussion of additional related party transactions.

                        THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:


     Statement of Assets and Liabilities as of December 31, 2007.

     Statement of Operations for the year ended December 31, 2007.

     Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.



     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:



     Consolidated Balance Sheets as of December 31, 2007 and 2006.

     Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

     Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006, and 2005.



     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987; and dated on August 31, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

   (iii) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 24, 2006.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                      III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 27, 2001.

     (xiii) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 25, 2003.

     (xi) Form of Endorsement: Individual Retirement Annuity Endorsement ML
     408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 29, 2004.

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (iv) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) and Amended and Restated By-Laws of Metropolitan Life Insurance Company, approved June 27, 2000 (effective August 21, 2000) is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4 filed on March 5, 2002.

     (v) Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective September 16, 2004, are incorporated herein by reference to Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-122883) filed on February 17, 2005.


     (vi) Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective July 3, 2007, are incorporated herein by reference to Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-52366) filed on January 17, 2008.


(7)  None.

(8) (i) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iii) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                      III-3

     (iv) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed on April 6, 2000.

     (v) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed on January 19, 2001.

     (vi) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4, filed on March 5, 2002.

     (vii) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Metropolitan Life Separate Account E's Pre-Effective Amendment No. 1 to the Registration Statement No. 333-52366 on Form N-4 filed on August 3, 2001.

     (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dated July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 (File No. 333-131664) filed on February 8, 2006.



     (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 18, 2007.

     (x) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated August 31, 2007 (filed herewith).

(9) Opinion and Consent of Marie C. Swift, Esq. (MetLife) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No.333-11131) filed on April 29, 2004.


(10) (i) Consent of Deloitte & Touche LLP (filed herewith).

(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.


(14) Power of Attorney for C. Robert Henrikson, Burton A. Dole, Jr., Cheryl W. Grise, R. Glenn Hubbard, James R. Houghton, Helene L. Kaplan, John M. Keane, James M. Kilts, Charles M. Leighton, James L. Lipscomb, Sylvia Mathews Burwell, Hugh B. Price, David Satcher, Kenton J. Sicchitano, William C. Steere, Jr., William J. Wheeler and James J. Prochaska, Jr. (filed herewith).


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

                                      III-4

        Name                             Principal Occupation and                             Positions and Offices
                                             Business Address                                     with Depositor

C. Robert Henrikson        MetLife, Inc and Metropolitan Life Insurance Company   Chairman of the Board, President and Chief
                           One MetLife Plaza                                      Executive Officer
                           27-01 Queens Plaza North
                           Long Island City, NY 11101

Sylvia Mathews Burwell     President, Global Development Program                  Director
                           The Bill and Melinda Gates Foundation
                           1551 Eastlake Avenue East
                           Seattle, WA 98102

Eduardo Castro-Wright      President and Chief Executive Officer                  Director
                           Wal-Mart Stores, USA
                           702 Southwest 8th Street
                           Bentonville, AK 72716

Burton A. Dole, Jr.        Retired Chairman, Dole/Neal LLC                        Director
                           Pauma Valley Country Club
                           Pauma Valley Drive
                           Pauma Valley, CA 92061

Cheryl W. Grise            Retired Executive Vice President                       Director
                           Northeast Utilities
                           24 Stratford Road
                           West Hartford, CT 06117

James R. Houghton          Chairman Emeritus and Director                         Director
                           Corning Incorporated
                           80 E. Market Street
                           Corning, NY 14830

R. Glenn Hubbard           Dean and Russell L. Carson Professor of Finance and    Director
                           Economics
                           Graduate School of Business
                           Columbia University
                           Uris Hall
                           3022 Broadway
                           New York, NY 10027-6902

Helene L. Kaplan           Of Counsel, Skadden, Arps, Slate, Meagher and          Director
                           Flom, LLP
                           Four Times Square
                           New York, NY 10036

John M. Keane              Co-Founder and Senior Managing Director                Director
                           Keane Advisors, LLC
                           2020 K St., N.W.
                           Washington, DC 20006


                                      III-5

        Name                         Principal Occupation and                        Positions and Offices
                                         Business Address                                with Depositor

James M. Kilts             Partner                                                Director
                           Centerview Partners Management, LLC
                           16 School Street
                           Rye, NY 10580

Charles M. Leighton        Executive Director                                     Director
                           US SAILING
                           15 Maritime Dr.
                           Portsmouth, RI 02871

Hugh B. Price              Senior Fellow                                          Director
                           Brookings Institution
                           1775 Massachusetts Avenue, N.W.
                           Washington, DC 20036

David Satcher              Director of Satcher Health Leadership Institute and    Director
                           Center of Excellence on Health Disparities
                           Morehouse School of Medicine
                           720 Westview Drive, S.W.
                           Atlanta, GA 30310-1495

Kenton J. Sicchitano       Retired Global Managing Partner                        Director
                           PricewaterhouseCoopers, LLC
                           25 Phillips Pond Road
                           Natick, MA 01760

William C. Steere, Jr.     Retired Chairman of the Board and Chief                Director
                           Executive Officer
                           Pfizer, Inc.
                           235 East 42nd Street, 22nd Floor
                           New York, NY 10017



                                      III-6

        Name                         Principal Occupation and                        Positions and Offices
                                         Business Address                                with Depositor

Lulu C. Wang               Chief Executive Officer                                Director
                           Tupelo Capital Management LLC
                           12 E. 49th Street, #17
                           New York, NY 10017


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.



Name                       Position with Metropolitan Life

C. Robert Henrikson        Chairman of the Board, President and Chief Executive
                           Officer

Gwenn L. Carr              Senior Vice President and Secretary

Ruth A. Fattori            Executive Vice President and Chief Administrative
                           Officer

Steven A. Kandarian        Executive Vice President and Chief Investment Officer

James L. Lipscomb          Executive Vice President and General Counsel

Maria R. Morris            Executive Vice President, Technology and Operations

William J. Mullaney        President, Institutional Business

Joseph J. Prochaska, Jr.   Executive Vice President and Chief Accounting Officer

William J. Toppeta         President, International

Lisa Weber                 President, Individual Business

William J. Wheeler         Executive Vice President and Chief Financial Officer



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.


     The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company.


                                      III-7

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS



As of January 31, 2008, there were 10,960 owners of tax-qualified Contracts and 4,806 owners of non-qualified contracts.



ITEM 28.  INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institution
Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                      III-8


        Name                  Positions and Officers with
                                 Principal Underwriter
John J. Brett(3)              Director and Chairman of the Board
Craig Markham(4)              Director and President
William J. Toppeta(2)         Director
Virgelan E. Aquino(3)         Vice President
Marc A. Cohn(2)               Vice President and Chief Compliance Officer-Investment Adviser
Richard J. Barquist(2)        Vice President
Robert Begun(3)               Vice President
David J. Decker(5)            Vice President
Charles E. Fuller(3)          Vice President
David M. Holtzer(2)           Vice President and Chief Compliance
                              Officer-Broker Dealer
Rebecca Chiccino Kovatch(1)   Vice President
John G. Martinez(3)           Vice President and Financial and Operations
                              Principal
Jeffrey A. Wilk(3)            Vice President
Gwenn L. Carr(2)              Clerk and Secretary
Eric Steigerwalt(2)           Treasurer
Daniel D. Jordan(1)           Assistant Secretary, Assistant Clerk



Principal Business Address:


(1)  New England Life Insurance Company--501 Boylston Street, Boston, MA 02117
(2) MetLife--One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY. 11101
(3)  MetLife--485 E US Highway 1 South, 4th Floor, Iselin, NJ 08830


(4) General American Life Insurance Company--13045 Tesson Ferry Rd., St. Louis, MO, 63128
(5)  MetLife--300 Davidson Avenue, Somerset, NJ 08873



(c)


         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities        $ 253,077           0              0              0
    Corporation



Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                      III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

    (c) State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110


    (d) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                   SIGNATURES




       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York and the State of New York on the 18th day of April 2008.





                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY




                               BY: /s/ Paul G. Cellupica
                                   --------------------------------------------
                                   Paul G. Cellupica
                                   Chief Counsel
                                   Securities Regulation and Corporate Services





                                     III-12

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Metropolitan Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York and the State of New York on the 18th day of April 2008.




                                   METROPOLITAN LIFE INSURANCE COMPANY




                                BY: /s/ Paul G. Cellupica
                                    --------------------------------------------
                                    Paul G. Cellupica
                                    Chief Counsel
                                    Securities Regulation and Corporate Services







     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2008.




      SIGNATURE                        Title

      ---------                        -----


                                Chairman of the Board,
         *                   President, Chief Executive Officer
--------------------------          and Director

   C. ROBERT HENRIKSON



                                     III-13

       SIGNATURE                       Title

       ---------                       -----


        *                             Director
--------------------------
  SYLVIA MATHEWS BURWELL


                                      Director
--------------------------
   EDUARDO CASTRO-WRIGHT


        *                             Director
--------------------------
   BURTON A. DOLE, JR.


        *                             Director
--------------------------
    CHERYL W. GRISE


        *                             Director
--------------------------
   JAMES R. HOUGHTON


                                      Director
--------------------------
    R. GLENN HUBBARD


        *                             Director
--------------------------
   HELENE L. KAPLAN



        *                             Director
--------------------------
     JOHN M. KEANE



        *                             Director
--------------------------
      JAMES M. KILTS



        *                             Director
--------------------------
   CHARLES M. LEIGHTON



        *                             Executive Vice President and
--------------------------                 General Counsel
    JAMES L. LIPSCOMB



        *                             Director
--------------------------
   HUGH B. PRICE



        *                             Executive Vice President and
--------------------------              Chief Accounting Officer
 JOSEPH J. PROCHASKA, JR.


        *                             Director
--------------------------
    DAVID SATCHER

        *                             Director
--------------------------
  KENTON J. SICCHITANO


                                     III-14

       SIGNATURE                       Title

       ---------                       -----



        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.


                                      Director
--------------------------
   LULU C. WANG


        *                             Executive Vice President and
---------------------------           Chief Financial Officer
   WILLIAM J. WHEELER





 /s/  MARIE C. SWIFT
-----------------------------
 MARIE C. SWIFT
 ATTORNEY-IN-FACT


 April 18, 2008





* Metropolitan Life Insurance Company. Executed by Marie C. Swift, Esq., on behalf of those indicated pursuant to Powers of Attorney for C. Robert Henrikson, Burton A. Dole, Jr., Cheryl W. Grise, R. Glenn Hubbard, James R. Houghton, Helene L. Kaplan, John M. Keane, James M. Kilts, Charles M. Leighton, James L. Lipscomb, Sylvia Mathews Burwell, Hugh B. Price, David Satcher, Kenton J. Sicchitano, William C. Steere, Jr., William J. Wheeler and James J. Prochaska, Jr. (filed herewith).




                                     III-15

                                  EXHIBIT INDEX

(8)  (x) Participation Agreement

(10) (i) Consent of Deloitte & Touche LLP.

(14)     Powers of Attorney